CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 42.5%
	Face Amount	Value
U.S. Treasury Bills
4.799%, 02/27/25(A)	$1,450,000	$1,445,906
4.510%, 02/25/25(A)	1,000,000	997,404
4.496%, 03/04/25(A)	1,350,000	1,345,375
4.475%, 02/04/25(A)	1,100,000	1,099,871
4.475%, 03/11/25(A)	2,000,000	1,991,540
4.470%, 02/20/25(A)	675,000	673,646
4.395%, 03/20/25(A)	2,690,400	2,676,191
4.377%, 04/08/25(A)	1,350,000	1,339,926
4.361%, 03/18/25(A)	3,425,000	3,407,707
4.350%, 03/13/25(A)	1,375,000	1,368,835
4.300%, 04/15/25(A)	675,000	669,435
4.264%, 05/27/25(A)	3,800,000	3,750,149
4.250%, 04/10/25(A)	1,475,000	1,463,656
4.249%, 05/13/25(A)	2,925,000	2,891,317
4.240%, 05/01/25(A)	1,525,000	1,509,556
0.000%, 06/03/25(B)	1,500,000	1,479,225
U.S. Treasury Notes
4.436%, USBMMY3M + 0.170%, 10/31/25(C)	1,725,000	1,726,828
4.435%, USBMMY3M + 0.169%, 04/30/25(C)	1,950,000	1,950,715

Total U.S. Treasury Obligations
(Cost $31,777,207)		31,787,282

ASSET-BACKED SECURITIES — 29.2%

Automotive — 18.3%
American Credit Acceptance Receivables Trust, Ser 2024-2, Cl A
5.900%, 02/12/27 (D)	$104,482	$104,794
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/26	64,328	64,058
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/28	212,600	212,500
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (D)	310,580	313,721
ARI Fleet Lease Trust, Ser 2024-B, Cl A1
5.612%, 06/16/25 (D)	15,802	15,810
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/25	40,714	40,731

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/27	$375,000	$374,384
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/27	73,674	73,135
CarMax Auto Owner Trust, Ser 2021-1, Cl A4
0.530%, 10/15/26	193,424	192,589
CarMax Auto Owner Trust, Ser 2022-2, Cl A3
3.490%, 02/16/27	166,298	165,695
CarMax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/26	132,031	132,296
CarMax Auto Owner Trust, Ser 2023-4, Cl A2B
5.207%, SOFR30A + 0.800%, 12/15/26 (C)	206,038	206,276
CarMax Auto Owner Trust, Ser 2024-4, Cl A1
4.733%, 09/15/25	105,684	105,719
Carvana Auto Receivables Trust, Ser 2020-P1, Cl A4
0.610%, 10/08/26	23,454	23,402
Chesapeake Funding II, Ser 2023-1A, Cl A2
5.657%, SOFR30A + 1.250%, 05/15/35 (C)(D)	92,412	92,955
Citizens Auto Receivables Trust, Ser 2023-1, Cl A3
5.840%, 01/18/28 (D)	375,000	378,549
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2B
5.007%, SOFR30A + 0.600%, 10/15/26 (C)(D)	250,855	251,080
Citizens Auto Receivables Trust, Ser 2024-2, Cl A2A
5.540%, 11/16/26 (D)	233,883	234,584
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/26 (D)	10,548	10,557
Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.830%, 12/15/26	38,909	38,934
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/27 (D)	11,130	11,134
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/27 (D)	20,863	20,928

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Enterprise Fleet Financing, Ser 2024-2, Cl A1
5.613%, 05/20/25 (D)	$21,217	$21,230
Enterprise Fleet Financing, Ser 2024-3, Cl A1
5.493%, 07/21/25 (D)	32,115	32,172
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/27	75,000	75,400
Enterprise Fleet Financing, Ser 2024-4, Cl A1
4.724%, 10/21/25 (D)	188,895	189,039
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 05/15/26	11,091	11,095
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2B
4.907%, SOFR30A + 0.500%, 07/15/26 (C)	21,524	21,531
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/27	375,000	376,508
Ford Credit Auto Lease Trust, Ser 2024-B, Cl A2A
5.180%, 02/15/27	85,979	86,240
Ford Credit Auto Lease Trust, Ser 2024-B, Cl A2B
4.807%, SOFR30A + 0.400%, 02/15/27 (C)	235,312	235,381
Ford Credit Auto Owner Trust, Ser 2021-A, Cl A4
0.490%, 09/15/26	170,071	169,314
Ford Credit Auto Owner Trust, Ser 2022-C, Cl A3
4.480%, 12/15/26	62,450	62,414
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/28	339,707	340,090
Ford Credit Auto Owner Trust, Ser 2023-B, Cl A2A
5.570%, 06/15/26	75,331	75,434
Ford Credit Auto Owner Trust, Ser 2023-C, Cl A2A
5.680%, 09/15/26	159,863	160,286
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A1
4.922%, 10/15/25	276,574	276,760
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A1
4.604%, 12/15/25	233,805	233,866
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A1
4.745%, 10/20/25	243,470	243,561

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GM Financial Consumer Automobile Receivables Trust, Ser 2021-3, Cl A4
0.730%, 08/16/27	$180,000	$177,048
GM Financial Consumer Automobile Receivables Trust, Ser 2023-4, Cl A2B
4.926%, SOFR30A + 0.530%, 11/16/26 (C)	180,705	180,837
GM Financial Consumer Automobile Receivables Trust, Ser 2024-3, Cl A2A
5.350%, 06/16/27	117,926	118,378
GM Financial Consumer Automobile Receivables Trust, Ser 2024-4, Cl A1
4.737%, 10/16/25	50,341	50,360
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A2
5.410%, 04/15/26	84,495	84,590
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A2
5.710%, 03/18/26	91,353	91,484
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A4
4.480%, 08/17/26 (D)	81,130	81,118
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/27 (D)	271,000	271,868
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A2B
4.907%, SOFR30A + 0.500%, 06/15/26 (C)(D)	324,696	324,929
Hyundai Auto Lease Securitization Trust, Ser 2024-C, Cl A1
5.304%, 09/15/25 (D)	20,495	20,504
Hyundai Auto Receivables Trust, Ser 2021-A, Cl A4
0.620%, 05/17/27	93,690	93,259
Hyundai Auto Receivables Trust, Ser 2023-C, Cl A2B
5.037%, SOFR30A + 0.630%, 01/15/27 (C)	74,397	74,472
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/27	206,634	207,352
Hyundai Auto Receivables Trust, Ser 2024-C, Cl A1
4.750%, 10/15/25	38,633	38,650

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Mercedes-Benz Auto Receivables Trust, Ser 2021-1, Cl A3
0.460%, 06/15/26	$48,067	$47,839
Mercedes-Benz Auto Receivables Trust, Ser 2023-2, Cl A2
5.920%, 11/16/26	134,096	134,467
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/26	226,827	227,365
Nissan Auto Lease Trust, Ser 2024-B, Cl A2A
5.050%, 06/15/27	225,000	225,898
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A3
1.860%, 08/17/26	104,872	104,044
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A3
4.910%, 11/15/27	375,000	375,877
Nissan Auto Receivables Owner Trust, Ser 2024-B, Cl A1
4.703%, 10/15/25	341,143	341,307
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl A1
5.371%, 08/15/25 (D)	7,755	7,758
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A1
5.316%, 08/20/25 (D)	113,887	114,020
Porsche Innovative Lease Owner Trust, Ser 2024-2A, Cl A1
4.766%, 10/20/25 (D)	119,203	119,242
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl B
3.440%, 09/15/27	107,233	106,899
Santander Drive Auto Receivables Trust, Ser 2023-2, Cl A3
5.210%, 07/15/27	170,906	171,054
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/27	17,772	17,784
Santander Drive Auto Receivables Trust, Ser 2023-5, Cl A2
6.310%, 07/15/27	73,656	73,808
Santander Drive Auto Receivables Trust, Ser 2023-6, Cl A2
6.080%, 05/17/27	48,077	48,174

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
SBNA Auto Lease Trust, Ser 2023-A, Cl A3
6.510%, 04/20/27 (D)	$350,000	$353,625
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/26 (D)	500,000	502,096
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/27 (D)	21,035	21,074
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A2
4.710%, 05/22/28 (D)	300,000	300,151
Tesla Auto Lease Trust, Ser 2024-B, Cl A1
4.827%, 10/20/25 (D)	11,302	11,305
Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A2A
5.800%, 11/16/26	123,322	123,701
Toyota Lease Owner Trust, Ser 2023-B, Cl A2A
5.730%, 04/20/26 (D)	151,547	151,859
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A3
5.810%, 10/20/26	275,000	276,920
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A2B
4.832%, SOFR30A + 0.470%, 12/21/26 (C)	418,617	418,849
Volkswagen Auto Loan Enhanced Trust, Ser 2021-1, Cl A3
1.020%, 06/22/26	41,855	41,690
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A1
4.622%, 11/20/25	139,389	139,437
Westlake Automobile Receivables Trust, Ser 2024-3A, Cl A1
4.919%, 10/15/25 (D)	10,242	10,245
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl A1
4.565%, 01/15/26 (D)	685,000	685,127
World Omni Auto Receivables Trust, Ser 2022-A, Cl A3
1.660%, 05/17/27	245,792	243,149
World Omni Auto Receivables Trust, Ser 2023-B, Cl A3
4.660%, 05/15/28	375,000	375,256

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
World Omni Auto Receivables Trust, Ser 2023-D, Cl A2A
5.910%, 02/16/27	$71,988	$72,261
World Omni Select Auto Trust, Ser 2024-A, Cl A2A
5.370%, 02/15/28	327,033	328,195
		13,659,477
Credit Card — 1.3%
Barclays Dryrock Issuance Trust, Ser 2023-2, Cl A
5.307%, SOFR30A + 0.900%, 08/15/28 (C)	500,000	501,877
CARDS II Trust, Ser 2024-1A, Cl A
5.022%, SOFRRATE + 0.680%, 07/15/29 (C)(D)	280,000	280,863
Evergreen Credit Card Trust, Ser 2024-1A, Cl A
5.030%, SOFRRATE + 0.680%, 07/17/28 (C)(D)	170,000	170,525
		953,265
Other Asset-Backed Securities — 9.6%
522 Funding CLO, Ser 2021-3A, Cl AR
5.595%, TSFR3M + 1.302%, 10/20/31 (C)(D)	157,995	158,307
AGL CLO 3, Ser 2020-3A, Cl A
5.864%, TSFR3M + 1.562%, 01/15/33 (C)(D)	300,000	300,270
Amur Equipment Finance Receivables XII, Ser 2023-1A, Cl A2
6.090%, 12/20/29 (D)	283,670	287,079
Apidos CLO XXX, Ser 2024-XXXA, Cl A1AR
5.373%, TSFR3M + 1.080%, 10/18/31 (C)(D)	289,335	289,899
ARES LII CLO, Ser 2021-52A, Cl A1R
5.602%, TSFR3M + 1.312%, 04/22/31 (C)(D)	196,967	196,918
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/28 (D)	370,414	374,413
Cbam, Ser 2018-7A, Cl A
5.655%, TSFR3M + 1.362%, 07/20/31 (C)(D)	192,693	192,870
CNH Equipment Trust, Ser 2021-A, Cl A4
0.700%, 12/15/27	74,691	74,522
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/28	372,111	374,574

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CNH Equipment Trust, Ser 2024-A, Cl A2
5.190%, 07/15/27	$321,955	$322,626
CNH Equipment Trust, Ser 2024-B, Cl A2B
4.807%, SOFR30A + 0.400%, 10/15/27 (C)	492,138	492,387
Daimler Trucks Retail Trust, Ser 2022-1, Cl A3
5.230%, 02/17/26	311,724	312,067
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/25	12,651	12,656
Dell Equipment Finance Trust, Ser 2022-2, Cl A3
4.140%, 07/22/27 (D)	670,532	670,124
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/29 (D)	78,052	78,275
DLLAA, Ser 2025-1A, Cl A1
4.466%, 01/20/26 (D)	270,000	270,043
DLLAA, Ser 2025-1A, Cl A2
4.700%, 10/20/27 (D)	150,000	150,155
DLLAD, Ser 2023-1A, Cl A2
5.190%, 04/20/26 (D)	68,391	68,433
DLLMT, Ser 2023-1A, Cl A2
5.780%, 11/20/25 (D)	155,889	156,034
Dryden 30 Senior Loan Fund, Ser 2017-30A, Cl AR
5.605%, TSFR3M + 1.082%, 11/15/28 (C)(D)	148,684	148,899
HPEFS Equipment Trust, Ser 2023-1A, Cl A2
5.430%, 08/20/25 (D)	44,370	44,383
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/31 (D)	168,211	168,837
John Deere Owner Trust, Ser 2021-B, Cl A3
0.520%, 03/16/26	300,644	299,629
John Deere Owner Trust, Ser 2022-A, Cl A3
2.320%, 09/15/26	177,514	176,169
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	373,474	374,947
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/26	22,953	22,997
MMAF Equipment Finance, Ser 2017-B, Cl A5
2.720%, 06/15/40 (D)	211,813	211,231

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Octagon Investment Partners XVI, Ser 2018-1A, Cl A1R
5.585%, TSFR3M + 1.282%, 07/17/30 (C)(D)	$212,738	$213,223
PFS Financing, Ser 2024-A, Cl A
5.257%, SOFR30A + 0.850%, 01/15/28 (C)(D)	350,000	351,312
SCF Equipment Trust, Ser 2025-1A, Cl A1
4.522%, 02/20/26 (D)	245,000	245,000
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A1
4.830%, 12/03/25 (D)	65,430	65,463
Volvo Financial Equipment Series, Ser 2024-1A, Cl A1
5.073%, 09/15/25 (D)	78,438	78,514
		7,182,256
Total Asset-Backed Securities
(Cost $21,757,501)		21,794,998

REPURCHASE AGREEMENTS — 13.6%

Citi Treasury
4.330%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $3,401,227, (collateralized by various U.S. Treasury Obligations, par values $100 - $3,443,200, 0.000% - 1.625%, 05/08/2025 - 05/15/2031; with total market value $3,468,030).	$3,400,000	$3,400,000
Goldman Triparty Mortgage
4.350%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $3,401,233, (collateralized by a U.S. Treasury Obligation, par value $27,511,071, 3.500%, 08/20/2049; with total market value $3,468,000).	3,400,000	3,400,000

REPURCHASE AGREEMENTS — continued
	Face Amount	Value
Socgen Triparty Treasury
4.330%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $3,401,227, (collateralized by a U.S. Treasury Obligation, par value $3,582,800, 4.500%, 11/15/2054; with total market value $3,468,049).	$3,400,000	$3,400,000

Total Repurchase Agreements
(Cost $10,200,000)		10,200,000

CORPORATE OBLIGATIONS — 12.7%

COMMUNICATION SERVICES — 0.2%
Cox Communications
3.850%, 02/01/25(D)	$175,000	$175,000

CONSUMER DISCRETIONARY — 0.3%
Booking Holdings
3.650%, 03/15/25	200,000	199,762

FINANCIALS — 9.7%
Bank of Nova Scotia
1.300%, 06/11/25	275,000	271,711
Banque Federative du Credit Mutuel
0.998%, 02/04/25(D)	525,000	524,949
Charles Schwab
3.850%, 05/21/25	200,000	199,517
Chubb INA Holdings
3.150%, 03/15/25	302,000	301,477
Citibank
5.193%, SOFRRATE + 0.805%, 09/29/25(C)	315,000	315,945
Citigroup
3.300%, 04/27/25	350,000	348,954
Commonwealth Bank of Australia
5.133%, SOFRRATE + 0.740%, 03/14/25(C)	250,000	250,139
Cooperatieve Rabobank UA
4.700%, SOFRRATE + 0.320%, 02/04/26(C)	425,000	425,003
Corebridge Global Funding
0.900%, 09/22/25(D)	400,000	390,954
Deutsche Bank NY
4.162%, 05/13/25	350,000	349,409
Glencore Funding
4.000%, 04/16/25(D)	350,000	349,321

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Intercontinental Exchange
3.650%, 05/23/25	$200,000	$199,466
Lloyds Bank
3.500%, 05/14/25	350,000	348,893
Manufacturers & Traders Trust
2.900%, 02/06/25	550,000	549,911
Met Tower Global Funding MTN
3.700%, 06/13/25(D)	300,000	299,101
Nationwide Building Society MTN
3.900%, 07/21/25(D)	350,000	348,974
PNC Bank
3.875%, 04/10/25	350,000	349,361
Royal Bank of Canada MTN
1.150%, 06/10/25	350,000	345,897
Swedbank
3.356%, 04/04/25(D)	350,000	349,231
UBS
2.950%, 04/09/25	250,000	249,105
UBS Group
3.750%, 03/26/25	500,000	499,525
		7,266,843
HEALTH CARE — 0.3%
Boston Scientific
1.900%, 06/01/25	200,000	198,246

INDUSTRIALS — 1.4%
Air Lease MTN
2.875%, 01/15/26	350,000	344,039
Canadian Pacific Railway
2.900%, 02/01/25	250,000	250,000
Caterpillar Financial Services
4.500%, 01/07/27	225,000	225,564
John Deere Capital
4.500%, 01/08/27	225,000	225,555
		1,045,158
INFORMATION TECHNOLOGY — 0.8%
Intel
3.400%, 03/25/25	275,000	274,464
QUALCOMM
3.450%, 05/20/25	350,000	348,928
		623,392
Total Corporate Obligations
(Cost $9,504,526)		9,508,401

COMMERCIAL PAPER — 3.6%
	Face Amount	Value
Ascension Health Alliance
4.663%, 02/12/25(A)	$350,000	$349,472
Bayerische Landesbank
4.580%, 04/07/25(A)	525,000	520,772
BNG Bank
4.325%, 02/26/25(A)	750,000	747,677
ING US
4.600%, 05/21/25(A)	250,000	246,646
Thunder Bay Funding LLC
4.500%, 03/07/25(A)	350,000	348,520
Toyota Motor Credit Corp
4.446%, 07/28/25(A)	475,000	464,714

Total Commercial Paper
(Cost $2,677,950)		2,677,801

MORTGAGE-BACKED SECURITIES — 0.3%

Agency Mortgage-Backed Obligations — 0.3%
FNMA, Ser 2014-53, Cl VB
3.500%, 01/25/35	$150,215	$149,100
GNMA, Ser 2024-39, Cl AB
4.000%, 12/20/31	32,848	32,744
		181,844
Total Mortgage-Backed Securities
(Cost $179,978)		181,844
Total Investments in Securities— 101.9%
(Cost $76,097,162)		$76,150,326

Percentages are based on Net Assets of $74,760,492.

(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Zero coupon security.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2025 (Unaudited)

(D)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at January 31, 2025 was $12,260,074 and represented 16.4% of Net Assets.

Cl — Class
CLO — Collateralized Loan Obligation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LLC — Limited Liability Company
MTN — Medium Term Note
Ser — Series SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRRATE — Secured Overnight Financing Rate
TSFR3M — Term Secured Overnight Financing Rate 3 Month USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

CRI-QH-001-0700

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 36.2%
	Face Amount	Value
COMMUNICATION SERVICES — 1.1%
Alphabet
0.450%, 08/15/25	$1,250,000	$1,224,351
Charter Communications Operating
6.150%, 11/10/26	1,875,000	1,910,427
Comcast
5.100%, 06/01/29	1,150,000	1,163,963
Take-Two Interactive Software
5.000%, 03/28/26	725,000	726,822
4.950%, 03/28/28	600,000	600,919
		5,626,482
CONSUMER DISCRETIONARY — 3.0%
AutoZone
5.050%, 07/15/26	1,000,000	1,005,193
Daimler Truck Finance North America
5.600%, 08/08/25(A)	500,000	502,125
5.150%, 01/16/26(A)	710,000	713,296
5.125%, 09/25/27(A)	1,155,000	1,162,315
5.000%, 01/15/27(A)	325,000	325,876
DR Horton
2.600%, 10/15/25	2,575,000	2,540,020
Ford Motor Credit
2.300%, 02/10/25	2,500,000	2,498,642
General Motors Financial
5.400%, 05/08/27	1,000,000	1,009,463
Hyatt Hotels
5.750%, 01/30/27	750,000	761,658
5.250%, 06/30/29	1,150,000	1,153,730
Hyundai Capital America
5.950%, 09/21/26(A)	750,000	761,755
5.275%, 06/24/27(A)	400,000	403,622
5.250%, 01/08/27(A)	750,000	754,578
Marriott International
5.450%, 09/15/26	925,000	935,206
O'Reilly Automotive
5.750%, 11/20/26	850,000	864,322
		15,391,801
CONSUMER STAPLES — 0.8%
Coca-Cola Consolidated
5.250%, 06/01/29	290,000	293,510
CVS Pass-Through Trust
6.036%, 12/10/28	1,688,972	1,703,244
Element Fleet Management
5.643%, 03/13/27(A)	980,000	994,432
Keurig Dr Pepper
5.100%, 03/15/27	480,000	483,816

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Sodexo
1.634%, 04/16/26(A)	$625,000	$600,998
		4,076,000
ENERGY — 1.9%
Columbia Pipelines Holding
6.055%, 08/15/26(A)	290,000	293,801
Enbridge
5.900%, 11/15/26	720,000	733,674
Energy Transfer
6.050%, 12/01/26	925,000	944,516
Hess
4.300%, 04/01/27	1,750,000	1,731,156
MidAmerican Energy
3.650%, 04/15/29	2,000,000	1,909,680
ONEOK
5.550%, 11/01/26	1,325,000	1,339,735
Plains All American Pipeline
4.650%, 10/15/25	2,250,000	2,248,235
Williams
5.400%, 03/02/26	300,000	301,972
		9,502,769
FINANCIALS — 21.2%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/27(A)(B)	1,200,000	1,226,898
African Development Bank
3.500%, 09/18/29	500,000	480,329
AIB Group
7.583%, SOFRRATE + 3.456%, 10/14/26(A)(B)	750,000	763,521
American Express
5.645%, SOFRINDX + 0.750%, 04/23/27(B)	700,000	707,337
5.389%, SOFRRATE + 0.970%, 07/28/27(B)	550,000	555,507
5.098%, SOFRRATE + 1.000%, 02/16/28(B)	650,000	654,287
Arab Petroleum Investments
5.428%, 05/02/29(A)	1,500,000	1,515,899
1.483%, 10/06/26	930,000	879,735
Ares Capital
7.000%, 01/15/27	900,000	930,640
Asian Infrastructure Investment Bank MTN
5.100%, SOFRINDX + 0.620%, 08/16/27(B)	2,000,000	2,015,024
Athene Global Funding
5.583%, 01/09/29(A)	875,000	883,880
5.339%, 01/15/27(A)	1,000,000	1,006,373

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Bank of America MTN
5.933%, SOFRRATE + 1.340%, 09/15/27(B)	$1,500,000	$1,526,357
5.819%, SOFRRATE + 1.570%, 09/15/29(B)	1,450,000	1,488,642
3.705%, TSFR3M + 1.774%, 04/24/28(B)	1,000,000	975,051
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/26(A)(B)	815,000	821,761
Bank of New York Mellon
4.947%, SOFRRATE + 1.026%, 04/26/27(B)	470,000	472,088
Banque Federative du Credit Mutuel
4.935%, 01/26/26(A)	750,000	752,849
Barclays
6.496%, SOFRRATE + 1.880%, 09/13/27(B)	500,000	511,630
5.829%, SOFRRATE + 2.210%, 05/09/27(B)	550,000	556,093
5.304%, H15T1Y + 2.300%, 08/09/26(B)	1,450,000	1,452,975
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,473,231
BNP Paribas
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	1,000,000	955,724
BPCE
6.612%, SOFRRATE + 1.980%, 10/19/27(A)(B)	1,125,000	1,152,016
5.203%, 01/18/27(A)	1,150,000	1,157,864
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/27(A)(B)	750,000	770,278
Canadian Imperial Bank of Commerce
5.237%, 06/28/27	845,000	854,641
Capital One Financial
4.985%, SOFRRATE + 2.160%, 07/24/26(B)	825,000	825,766
CDP Financial MTN
1.000%, 05/26/26(A)	1,000,000	956,531
Central American Bank for Economic Integration
5.000%, 02/09/26(A)	500,000	501,134
Citibank
4.876%, SOFRRATE + 0.712%, 11/19/27(B)	1,500,000	1,502,720
Citigroup
5.610%, SOFRRATE + 1.546%, 09/29/26(B)	1,250,000	1,256,166

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
ContourGlobal Power Holdings
6.750%, 02/28/30(A)	$250,000	$249,844
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/27(A)(B)	250,000	240,405
Corebridge Global Funding
5.750%, 07/02/26(A)	635,000	643,898
5.200%, 01/12/29(A)	380,000	382,189
4.900%, 12/03/29(A)	925,000	919,101
Credit Agricole MTN
1.907%, SOFRRATE + 1.676%, 06/16/26(A)(B)	2,525,000	2,497,306
Danske Bank
6.259%, H15T1Y + 1.180%, 09/22/26(A)(B)	500,000	504,258
5.427%, H15T1Y + 0.950%, 03/01/28(A)(B)	1,350,000	1,364,689
European Investment Bank
2.375%, 05/24/27	2,500,000	2,393,990
2.125%, 04/13/26	447,000	435,617
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/27(B)	1,150,000	1,159,572
Goldman Sachs Group
4.223%, TSFR3M + 1.563%, 05/01/29(B)	1,000,000	976,878
3.850%, 01/26/27	1,175,000	1,155,016
2.640%, SOFRRATE + 1.114%, 02/24/28(B)	625,000	597,575
HAT Holdings I
8.000%, 06/15/27(A)	500,000	519,812
HSBC Holdings
7.336%, SOFRRATE + 3.030%, 11/03/26(B)	1,000,000	1,017,980
5.887%, SOFRRATE + 1.570%, 08/14/27(B)	1,410,000	1,430,419
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/27(B)	735,000	748,361
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	1,250,000	1,232,590
Inter-American Investment
4.125%, 02/15/28	500,000	495,595
International Bank for Reconstruction & Development MTN
0.523%, 03/31/28(B)	1,000,000	960,530
0.000%, 03/31/27(C)	2,500,000	2,325,193
International Development Association
4.375%, 11/27/29(A)	425,000	422,426
0.875%, 04/28/26(A)	1,000,000	957,950

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
0.375%, 09/23/25	$1,500,000	$1,461,386
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	1,000,000	958,429
Jackson National Life Global Funding
5.550%, 07/02/27(A)	595,000	602,918
JPMorgan Chase
5.571%, SOFRRATE + 0.930%, 04/22/28(B)	1,150,000	1,168,134
4.979%, SOFRRATE + 0.930%, 07/22/28(B)	980,000	983,336
1.045%, SOFRRATE + 0.800%, 11/19/26(B)	1,500,000	1,456,976
JPMorgan Chase Bank
5.110%, 12/08/26	1,150,000	1,161,739
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)(B)	295,000	301,270
Kreditanstalt fuer Wiederaufbau
1.000%, 10/01/26	250,000	236,951
Lloyds Banking Group
5.985%, H15T1Y + 1.480%, 08/07/27(B)	750,000	760,803
5.087%, H15T1Y + 0.850%, 11/26/28(B)	1,200,000	1,201,190
Lseg US Finance
4.875%, 03/28/27(A)	1,000,000	1,002,835
M&T Bank
7.413%, SOFRRATE + 2.800%, 10/30/29(B)	1,400,000	1,502,761
4.833%, SOFRRATE + 0.930%, 01/16/29(B)	1,000,000	994,170
Macquarie Group
5.108%, SOFRRATE + 2.208%, 08/09/26(A)(B)	1,450,000	1,451,146
Manufacturers & Traders Trust
4.650%, 01/27/26	1,650,000	1,649,359
Marsh & McLennan
4.650%, 03/15/30	1,175,000	1,158,282
Morgan Stanley MTN
5.652%, SOFRRATE + 1.010%, 04/13/28(B)	1,150,000	1,168,935
5.449%, SOFRRATE + 1.630%, 07/20/29(B)	205,000	207,957
5.000%, 11/24/25	3,425,000	3,431,287
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/28(B)	1,150,000	1,152,986
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/27(A)(B)	1,125,000	1,153,731

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
NatWest Group
5.847%, H15T1Y + 1.350%, 03/02/27(B)	$435,000	$439,516
Nederlandse Waterschapsbank
4.500%, 01/16/30(A)	250,000	250,645
NTT Finance
5.104%, 07/02/27(A)	1,150,000	1,160,702
OPEC Fund for International Development
4.500%, 01/26/26(A)	1,200,000	1,198,061
Pacific Life Global Funding II
5.500%, 08/28/26(A)	1,000,000	1,013,289
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/27(B)	750,000	772,659
5.812%, SOFRRATE + 1.322%, 06/12/26(B)	750,000	752,253
Principal Life Global Funding II
4.950%, 11/27/29(A)	1,175,000	1,174,879
RGA Global Funding
5.448%, 05/24/29(A)	590,000	598,315
Rocket Mortgage
2.875%, 10/15/26(A)	1,330,000	1,270,791
Santander Holdings USA
5.807%, SOFRRATE + 2.328%, 09/09/26(B)	1,000,000	1,005,254
SBA Tower Trust
4.831%, 10/15/29‡(A)	1,955,000	1,909,244
Skandinaviska Enskilda Banken
5.125%, 03/05/27(A)	950,000	959,670
Standard Chartered
6.170%, H15T1Y + 2.050%, 01/09/27(A)(B)	700,000	707,498
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/26(B)	1,025,000	1,022,016
UBS
4.864%, SOFRRATE + 0.720%, 01/10/28(B)	1,175,000	1,178,171
Wells Fargo MTN
6.303%, SOFRRATE + 1.790%, 10/23/29(B)	1,450,000	1,511,836
5.707%, SOFRRATE + 1.070%, 04/22/28(B)	1,150,000	1,168,256
4.540%, SOFRRATE + 1.560%, 08/15/26(B)	2,950,000	2,946,042
Westpac New Zealand
5.132%, 02/26/27(A)	1,000,000	1,008,429
WLB Asset II D Pte
6.500%, 12/21/26(A)	1,000,000	939,788

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
WLB Asset VI Pte
7.250%, 12/21/27(A)	$1,000,000	$1,042,993
		105,411,029
HEALTH CARE — 1.3%
CommonSpirit Health
1.547%, 10/01/25	1,000,000	979,453
Elevance Health
5.150%, 06/15/29	220,000	222,133
Icon Investments Six DAC
5.809%, 05/08/27	265,000	269,546
Quest Diagnostics
3.450%, 06/01/26	910,000	895,750
Royalty Pharma
1.750%, 09/02/27	1,275,000	1,177,899
Smith & Nephew
5.150%, 03/20/27	515,000	518,371
Solventum
5.450%, 02/25/27	1,150,000	1,163,530
Stryker
4.700%, 02/10/28	1,200,000	1,198,679
		6,425,361
INDUSTRIALS — 1.1%
AerCap Ireland Capital DAC
6.100%, 01/15/27	1,000,000	1,020,968
4.875%, 04/01/28	925,000	922,361
HEICO
5.250%, 08/01/28	270,000	273,155
Mileage Plus Holdings
6.500%, 06/20/27(A)	675,000	681,018
Penske Truck Leasing Lp
5.750%, 05/24/26(A)	1,000,000	1,010,084
5.350%, 01/12/27(A)	485,000	488,905
Waste Management
4.950%, 07/03/27	1,150,000	1,161,569
		5,558,060
INFORMATION TECHNOLOGY — 0.8%
Broadcom
5.050%, 04/15/30	1,175,000	1,177,033
Cadence Design Systems
4.300%, 09/10/29	760,000	743,880
Flex
6.000%, 01/15/28	550,000	562,785
Open Text
6.900%, 12/01/27(A)	1,295,000	1,339,115
		3,822,813
MATERIALS — 0.1%
Berry Global
4.875%, 07/15/26(A)	582,000	580,251

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — 0.3%
COPT Defense Properties
2.250%, 03/15/26‡	$550,000	$533,821
Welltower OP
2.050%, 01/15/29‡	1,200,000	1,076,732
		1,610,553
UTILITIES — 4.6%
AEP Texas
3.950%, 06/01/28	1,200,000	1,161,784
Alliant Energy Finance
5.400%, 06/06/27(A)	910,000	916,443
Avangrid
3.200%, 04/15/25	2,500,000	2,492,306
Consumers 2023 Securitization Funding
5.550%, 03/01/28	1,350,675	1,359,472
Continental Wind
6.000%, 02/28/33(A)	944,989	956,845
Electricite de France
3.625%, 10/13/25(A)	500,000	495,424
Emera US Finance
3.550%, 06/15/26	1,025,000	1,005,275
FirstEnergy Pennsylvania Electric
5.150%, 03/30/26(A)	500,000	501,579
Korea Electric Power
4.875%, 01/31/27(A)(D)	250,000	250,905
NextEra Energy Operating Partners
7.250%, 01/15/29(A)	1,016,000	1,022,367
Oncor Electric Delivery
0.550%, 10/01/25	2,649,000	2,581,131
PG&E Recovery Funding
4.838%, 06/01/33	3,920,000	3,895,372
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	999,796
Sempra
5.400%, 08/01/26	1,330,000	1,336,918
Southern Power
4.150%, 12/01/25	1,000,000	997,191
0.900%, 01/15/26	1,000,000	964,230
Texas Electric Market Stabilization Funding N
4.265%, 08/01/34(A)	2,130,419	2,056,233
		22,993,271
Total Corporate Obligations
(Cost $180,601,728)		180,998,390

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2025 (Unaudited)

U.S. TREASURY OBLIGATIONS — 22.9%
	Face Amount	Value
U.S. Treasury Notes
4.375%, 12/31/29	$1,113,000	$1,113,348
4.250%, 10/15/25	2,025,000	2,024,320
4.250%, 01/15/28	11,750,000	11,739,902
4.000%, 12/15/25	5,000,000	4,989,518
4.000%, 02/15/26	9,700,000	9,673,476
3.125%, 08/31/27	28,700,000	27,906,266
3.000%, 10/31/25	2,450,000	2,427,414
1.875%, 06/30/26	33,900,000	32,822,086
1.875%, 07/31/26	7,200,000	6,956,719
0.625%, 12/31/27	9,300,000	8,378,719
0.500%, 06/30/27	7,200,000	6,588,000

Total U.S. Treasury Obligations
(Cost $114,925,436)		114,619,768

ASSET-BACKED SECURITIES — 21.7%

Automotive — 14.1%
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/26	$142,162	$141,728
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/27	1,000,000	1,006,380
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (A)	248,464	250,959
Bank of America Auto Trust, Ser 2023-1A, Cl A3
5.530%, 02/15/28 (A)	785,000	791,810
Bank of America Auto Trust, Ser 2023-2A, Cl A3
5.740%, 06/15/28 (A)	1,015,000	1,029,043
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/25	35,964	35,979
BMW Vehicle Lease Trust, Ser 2023-1, Cl A4
5.070%, 06/25/26	480,000	480,526
BMW Vehicle Lease Trust, Ser 2023-2, Cl A3
5.990%, 09/25/26	949,910	956,810
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/28	460,000	463,714
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A3
5.530%, 01/18/28	443,893	445,111

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Carmax Auto Owner Trust, Ser 2022-3, Cl B
4.690%, 02/15/28	$800,000	$799,120
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/27	407,137	407,843
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/28	735,000	740,903
CarMax Auto Owner Trust, Ser 2024-4, Cl A2A
4.670%, 12/15/27	1,150,000	1,151,303
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/28	91,092	87,030
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/26 (A)	38,661	38,703
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/27 (A)	141,252	141,458
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A3
5.050%, 04/10/29 (A)	1,912,000	1,921,262
Chesapeake Funding II, Ser 2023-1A, Cl A1
5.650%, 05/15/35 (A)	597,962	601,999
Citizens Auto Receivables Trust, Ser 2023-2, Cl A3
5.830%, 02/15/28 (A)	1,055,000	1,068,194
Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/28 (A)	500,000	502,811
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/27 (A)	183,791	184,361
Enterprise Fleet Financing, Ser 2022-3, Cl A2
4.380%, 07/20/29 (A)	102,134	101,986
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/29 (A)	264,120	265,336
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30	1,254,633	1,264,522
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30	2,141,278	2,178,246
Enterprise Fleet Financing, Ser 2024-1, Cl A3
5.160%, 09/20/30 (A)	355,000	358,369
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/27 (A)	115,730	115,865

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Flagship Credit Auto Trust, Ser 2023-2, Cl A3
5.220%, 12/15/27 (A)	$599,000	$600,143
Flagship Credit Auto Trust, Ser 2023-3, Cl A3
5.440%, 04/17/28 (A)	761,000	765,296
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A3
4.940%, 03/15/26	210,642	210,666
Ford Credit Auto Owner Trust, Ser 2021-REV1, Cl A
1.370%, 10/17/33 (A)	245,000	235,755
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A3
4.070%, 07/15/29	550,000	544,673
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/29	565,000	565,583
Ford Credit Floorplan Master Owner Trust A, Ser 2024-1, Cl A1
5.290%, 04/15/29 (A)	1,200,000	1,215,647
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/28 (A)	730,000	732,712
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A3
5.390%, 12/15/27 (A)	641,455	642,507
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/28 (A)	251,939	253,362
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/28 (A)	477,157	482,427
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A4
5.160%, 01/20/27	1,000,000	1,001,858
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A3
5.050%, 07/20/26	465,214	465,856
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A2A
5.100%, 05/18/26	7,399	7,400
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A3
4.470%, 02/16/28	475,000	474,847

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/28	$1,850,000	$1,868,369
GM Financial Consumer Automobile Receivables Trust, Ser 2023-4, Cl A4
5.710%, 02/16/29	500,000	511,906
GM Financial Consumer Automobile Receivables Trust, Ser 2024-1, Cl A3
4.850%, 12/18/28	525,000	527,198
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/29 (A)	2,275,000	2,297,282
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/27	1,250,000	1,255,213
Honda Auto Receivables Owner Trust, Ser 2023-4, Cl A3
5.670%, 06/21/28	1,950,000	1,978,426
Honda Auto Receivables Owner Trust, Ser 2024-1, Cl A4
5.170%, 05/15/30	880,000	889,688
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A3
5.050%, 01/15/26 (A)	211,030	211,077
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A4
4.940%, 11/16/26 (A)	900,000	900,664
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/27 (A)	875,000	877,751
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A3
5.800%, 12/15/26 (A)	1,405,000	1,415,106
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A3
4.580%, 04/15/27	307,607	307,614
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/28	1,850,000	1,867,797
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/28 (A)	645,649	662,097
M&T Bank Auto Receivables Trust, Ser 2024-1A, Cl A3
5.220%, 02/17/32 (A)	1,110,000	1,119,453

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/27	$2,340,209	$2,341,419
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A3
5.320%, 01/18/28	2,000,000	2,023,250
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A3
4.510%, 11/15/27	660,972	660,791
Nissan Auto Lease Trust, Ser 2023-A, Cl A4
4.800%, 07/15/27	1,670,000	1,670,226
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/29 (A)	370,000	373,107
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/29	980,000	970,095
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A3
5.610%, 10/15/27	295,364	296,041
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A3
5.250%, 04/17/28	255,000	255,920
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/26 (A)	880,000	883,635
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/28 (A)	1,070,000	1,079,087
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/29 (A)	340,000	341,260
Tesla Auto Lease Trust, Ser 2023-A, Cl A3
5.890%, 06/22/26 (A)	1,962,337	1,968,519
Tesla Auto Lease Trust, Ser 2023-A, Cl A4
5.940%, 07/20/27 (A)	2,500,000	2,515,999
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/25 (A)	19,497	19,511
Tesla Auto Lease Trust, Ser 2023-B, Cl A3
6.130%, 09/21/26 (A)	408,000	410,390

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (A)	$1,170,000	$1,177,506
Tesla Auto Lease Trust, Ser 2024-B, Cl A2A
4.790%, 01/20/27 (A)	560,000	560,532
Tesla Auto Lease Trust, Ser 2024-B, Cl A3
4.820%, 10/20/27 (A)	500,000	500,247
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/26 (A)	617,337	619,319
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (A)	310,000	312,716
Toyota Lease Owner Trust, Ser 2023-A, Cl A3
4.930%, 04/20/26 (A)	333,034	333,282
Toyota Lease Owner Trust, Ser 2023-A, Cl A4
5.050%, 08/20/27 (A)	1,925,000	1,928,540
Toyota Lease Owner Trust, Ser 2024-B, Cl A4
4.250%, 01/22/29 (A)	1,500,000	1,489,579
USAA Auto Owner Trust, Ser 2023-A, Cl A3
5.580%, 05/15/28 (A)	1,000,000	1,008,174
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A3
5.210%, 06/21/27	320,000	322,865
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/29	710,000	710,680
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/26 (A)	174,335	173,830
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/27 (A)	165,336	166,158
Wheels Fleet Lease Funding 1, Ser 2023-1A, Cl A
5.800%, 04/18/38 (A)	1,061,003	1,069,440
Wheels Fleet Lease Funding 1, Ser 2023-2A, Cl A
6.460%, 08/18/38 (A)	990,868	1,007,219
World Omni Select Auto Trust, Ser 2023-A, Cl A3
5.650%, 07/17/28	700,000	703,967
		70,313,048

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other Asset-Backed Securities — 7.6%
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/29 (A)	$550,000	$554,028
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/28 (A)	164,759	165,371
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl A2
5.380%, 01/21/31 (A)	273,605	275,606
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl B
5.370%, 01/21/31 (A)	190,000	191,529
Apidos CLO XXII, Ser 2020-22A, Cl A1R
5.615%, TSFR3M + 1.060%, 04/20/31 (A)(B)	236,642	236,966
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/28 (A)	317,997	321,406
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl A2
5.050%, 03/15/29 (A)	315,000	315,557
Buttermilk Park CLO, Ser 2024-1A, Cl A1R
5.382%, TSFR3M + 1.080%, 10/15/31 (A)(B)	1,327,986	1,329,966
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/30 (A)	449,084	452,356
CIFC Funding, Ser 2024-5A, Cl AR
5.713%, TSFR3M + 1.410%, 07/17/37 (A)(B)	1,275,000	1,283,831
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/49 (A)	1,015,000	1,020,868
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/28	1,000,000	1,002,957
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/29 (A)	29,227	29,248
Dell Equipment Finance Trust, Ser 2023-2, Cl A3
5.650%, 01/22/29 (A)	400,000	402,183
Dell Equipment Finance Trust, Ser 2023-3, Cl A3
5.930%, 04/23/29 (A)	590,000	596,999
Dext ABS, Ser 2023-2, Cl A2
6.560%, 05/15/34 (A)	634,220	640,890

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/28 (A)	$475,000	$481,702
DLLAD, Ser 2023-1A, Cl A2
5.190%, 04/20/26 (A)	74,552	74,598
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/28 (A)	685,000	686,067
DLLMT, Ser 2023-1A, Cl A3
5.340%, 03/22/27 (A)	1,500,000	1,507,475
DLLST, Ser 2024-1A, Cl A3
5.050%, 08/20/27 (A)	265,000	266,261
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (A)	1,000,000	1,018,432
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (A)	1,000,000	1,065,843
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (A)	300,000	307,703
Golub Capital Partners CLO, Ser 2017-24A, Cl AR
6.416%, TSFR3M + 1.862%, 11/05/29 (A)(B)	577,158	577,156
Granite Park Equipment Leasing, Ser 2023-1A, Cl A2
6.510%, 05/20/30 (A)	1,224,422	1,242,578
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/26 (A)	229,974	230,390
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A3
4.980%, 01/18/28 (A)	585,000	588,477
HPEFS Equipment Trust, Ser 2023-2A, Cl A3
5.990%, 01/21/31 (A)	285,000	286,951
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	835,402	838,637
Kubota Credit Owner Trust, Ser 2023-1A, Cl A2
5.400%, 02/17/26 (A)	51,252	51,278
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/26 (A)	737,270	739,286
Kubota Credit Owner Trust, Ser 2024-2A, Cl A3
5.260%, 11/15/28 (A)	1,950,000	1,974,337
MMAF Equipment Finance, Ser 2021-A, Cl A5
1.190%, 11/13/43 (A)	620,000	595,711
MMAF Equipment Finance, Ser 2023-A, Cl A2
5.790%, 11/13/26 (A)	547,819	550,625

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Mosaic Solar Loan Trust, Ser 2020-1A, Cl B
3.100%, 04/20/46 (A)	$129,754	$110,822
Octagon Investment Partners 35, Ser 2018-1A, Cl A1A
5.615%, TSFR3M + 1.060%, 01/20/31 (A)(B)	494,733	496,131
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
5.534%, TSFR3M + 0.970%, 04/15/31 (A)(B)	259,587	259,932
PFS Financing, Ser 2024-B, Cl A
4.950%, 02/15/29 (A)	2,050,000	2,061,300
Progress Residential Trust, Ser 2024-SFR3, Cl A
3.000%, 06/17/41 (A)	955,000	877,690
Progress Residential Trust, Ser 2025-SFR1, Cl A
3.400%, 02/17/42 (A)	780,000	720,358
Prosper Marketplace Issuance Trust, Ser 2023-1A, Cl A
7.060%, 07/16/29 (A)	33,142	33,193
Retained Vantage Data Centers Issuer, Ser 2024-1A, Cl A2
4.992%, 09/15/49 (A)	765,000	743,203
SCF Equipment Leasing, Ser 2023-1A, Cl A2
6.560%, 01/22/30 (A)	763,816	770,365
SCF Equipment Trust, Ser 2025-1A, Cl A2
4.820%, 07/22/30	125,000	125,045
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (A)	902,669	877,832
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (A)	885,406	856,705
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (A)	1,461,166	1,481,943
TCI-Flatiron CLO, Ser 2021-1A, Cl AR
5.707%, TSFR3M + 1.222%, 11/18/30 (A)(B)	157,071	157,140
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A2
5.080%, 06/21/50 (A)	1,500,000	1,499,105
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/29 (A)	1,900,000	1,886,984
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/28	1,575,000	1,575,717

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
VFI ABS, Ser 2023-1A, Cl A
7.270%, 03/26/29 (A)	$233,962	$235,833
Vivint Solar Financing V, Ser 2018-1A, Cl A
4.730%, 04/30/48 (A)	422,523	402,555
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	183,263	170,974
Vivint Solar Financing VII, Ser 2020-1A, Cl B
3.220%, 07/31/51 (A)	850,949	705,392
		37,951,487
Total Asset-Backed Securities
(Cost $107,476,178)		108,264,535

MORTGAGE-BACKED SECURITIES — 12.5%

Agency Mortgage-Backed Obligations — 5.6%
FHLMC
5.000%, 07/01/35	$92,278	$91,640
FHLMC, Ser 2003-2690, Cl TZ
4.500%, 10/15/33	911,514	899,791
FHLMC, Ser 2016-4632, Cl MA
4.000%, 08/15/54	982,776	947,727
FHLMC, Ser 2017-4750, Cl PA
3.000%, 07/15/46	439,136	421,400
FHLMC, Ser 2022-5243, Cl A
5.000%, 12/25/48	2,200,869	2,175,906
FHLMC, Ser 2023-5290, Cl DE
5.000%, 11/25/44	2,359,917	2,338,100
FNMA
5.000%, 03/01/34	71,224	70,854
3.500%, 11/01/34	477,355	472,865
3.000%, 02/01/35	1,134,986	1,098,342
3.000%, 03/01/33	629,119	606,615
FNMA, Ser 2009-62, Cl WA
5.581%, 08/25/39 (B)	16,070	16,101
FNMA, Ser 2011-17, Cl ZM
3.500%, 03/25/31	1,189,843	1,157,303
FNMA, Ser 2013-104, Cl TY
3.000%, 10/25/33	2,141,970	2,023,379
FNMA, Ser 2013-43, Cl MB
3.500%, 05/25/33	864,064	830,561
FNMA, Ser 2017-12, Cl KE
3.000%, 03/25/47	410,054	385,356
FNMA, Ser 2017-19, Cl EA
3.000%, 03/25/47	1,020,950	964,357
FNMA, Ser 2017-87, Cl P
3.000%, 02/25/46	1,075,577	1,029,333
FNMA, Ser 2019-18, Cl A
3.500%, 05/25/49	462,162	432,314

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA, Ser 2022-29, Cl MG
4.500%, 11/25/42	$1,255,288	$1,223,781
FNMA, Ser 2022-72, Cl CB
5.250%, 07/25/39	3,531,607	3,534,842
FNMA, Ser 2022-76, Cl HC
5.000%, 12/25/43	2,033,567	2,018,167
FNMA, Ser 2024-58, Cl BA
5.000%, 09/25/53	1,873,940	1,856,723
GNMA, Ser 2011-57, Cl BA
3.000%, 05/20/40	7,315	7,261
GNMA, Ser 2017-99, Cl WA
5.021%, 12/20/32 (B)	108,310	107,341
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/52	161,679	158,957
GNMA, Ser 2023-146, Cl CT
5.000%, 10/20/34	839,107	838,729
GNMA, Ser 2023-49, Cl A
4.500%, 07/20/48	1,836,686	1,802,734
		27,510,479
Non-Agency Mortgage-Backed Obligations — 6.9%
Angel Oak Mortgage Trust, Ser 2024-5, Cl A1
4.950%, 07/25/68 (A)(E)	888,563	872,271
Angel Oak Mortgage Trust, Ser 2024-8, Cl A1
5.338%, 05/27/69 (A)(E)	399,686	397,120
Angel Oak Mortgage Trust, Ser 2024-9, Cl A1
5.138%, 09/25/69 (A)(E)	1,524,882	1,512,677
BANK, Ser 2018-BN10, Cl ASB
3.641%, 02/15/61	245,467	242,127
BANK, Ser 2024-BNK48, Cl A1
4.333%, 10/15/57	546,795	540,480
BBCMS Mortgage Trust, Ser 2024-C28, Cl A1
4.910%, 09/15/57	768,767	768,042
BBCMS Mortgage Trust, Ser 2024-C30, Cl A1
4.902%, 11/15/57	1,147,591	1,149,567
BBCMS Mortgage Trust, Ser 2025-C32, Cl A1
4.968%, 02/15/63	852,500	847,789
BRAVO Residential Funding Trust, Ser 2024-NQM5, Cl A1
5.803%, 06/25/64 (A)(E)	1,695,318	1,698,531
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl A
5.296%, TSFR1M + 0.990%, 01/17/39 (A)(B)	492,000	490,309
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.796%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,489,844

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl B
6.146%, TSFR1M + 1.840%, 01/17/39 (A)(B)	$1,750,000	$1,733,068
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (A)	2,200,000	2,189,429
COLT, Ser 2025-1, Cl A1
5.699%, 01/25/70 (A)(E)	700,000	700,851
Extended Stay America Trust, Ser 2021-ESH, Cl B
5.801%, TSFR1M + 1.494%, 07/15/38 (A)(B)	964,093	964,996
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.440%, 09/25/37 (B)	17,010,829	1,738,787
FREMF Mortgage Trust, Ser 2015-K49, Cl B
3.722%, 10/25/48 (A)(B)	1,950,000	1,933,064
FREMF Mortgage Trust, Ser 2019-K89, Cl B
4.289%, 01/25/51 (A)(B)	1,400,000	1,338,448
FREMF Mortgage Trust, Ser 2019-K94, Cl B
3.964%, 07/25/52 (A)(B)	1,262,000	1,179,931
GCAT Trust, Ser 2024-NQM2, Cl A1
6.085%, 06/25/59 (A)(E)	1,011,838	1,016,384
GS Mortgage Securities Trust, Ser 2021-DM, Cl AS
5.807%, TSFR1M + 1.499%, 11/15/36 (A)(B)	2,500,000	2,493,132
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
5.908%, 08/25/34 (B)	10,526	9,940
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (A)	1,000,000	965,211
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl C
2.335%, 09/10/39 (A)(B)	214,000	196,627
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
5.221%, TSFR1M + 0.915%, 04/15/38 (A)(B)	1,416,903	1,415,575
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-3, Cl A1
6.000%, 07/25/54 (A)(B)	282,119	282,123
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM1, Cl A1
5.738%, 11/25/69 (A)(B)	1,015,000	1,018,241

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
OBX Trust, Ser 2023-NQM2, Cl A1
6.319%, 01/25/62 (A)(E)	$676,264	$679,088
OBX Trust, Ser 2024-NQM13, Cl A1
5.116%, 06/25/64 (A)	301,366	298,674
OBX Trust, Ser 2024-NQM15, Cl A1
5.316%, 10/25/64 (A)(E)	541,884	538,583
OBX Trust, Ser 2024-NQM7, Cl A1
6.243%, 03/25/64 (A)(E)	681,701	686,540
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/43 (B)	73,605	61,269
STWD Mortgage Trust, Ser 2021-LIH, Cl D
6.726%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	446,625
Verus Securitization Trust, Ser 2024-4, Cl A1
6.218%, 06/25/69 (A)(E)	906,712	912,886
Wells Fargo Commercial Mortgage Trust, Ser 2024-C63, Cl A1
4.894%, 08/15/57	873,652	872,588
		34,680,817
Total Mortgage-Backed Securities
(Cost $61,429,055)		62,191,296

MUNICIPAL BONDS — 3.9%

California — 1.0%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	$1,420,000	$1,445,503
5.950%, 08/01/29	825,000	832,929
Mount Diablo Unified School District, Ser B-NE, GO
5.548%, 08/01/27	400,000	403,932
San Diego Unified School District, GO
3.915%, 07/01/28	600,000	589,541
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
4.655%, 10/01/27	1,400,000	1,406,424
		4,678,329

MUNICIPAL BONDS — continued
	Face Amount	Value
Florida — 0.2%
Florida Development Finance, RB
8.250%, 07/01/57 (A)(B)	$1,130,000	$1,173,481

Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	737,744	712,307

Illinois — 0.2%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	250,000	248,534
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,228,738
		1,477,272
Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	117,179	12

Iowa — 0.1%
Iowa Finance Authority, RB
7.000%, 11/01/27 (A)	250,000	250,315

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
3.615%, 02/01/29	656,487	648,996

Montana — 0.2%
County of Gallatin Montana, RB
11.500%, 09/01/27 (A)	750,000	768,268
		768,268
New Hampshire — 0.7%
New Hampshire Business Finance Authority, RB
4.650%, 02/01/29 (A)(B)	2,500,000	2,500,000
4.520%, 07/01/33 (A)(B)	850,000	850,000
		3,350,000
New Jersey — 0.5%
New Jersey Economic Development Authority, RB
4.984%, 03/01/27	1,000,000	1,005,648
4.927%, 03/01/26	1,000,000	1,003,715

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2025 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/26	$510,000	$510,264
		2,519,627
New York — 0.1%
New York State Energy Research & Development Authority, Ser A, RB
5.822%, 04/01/27	665,000	671,096

Oklahoma — 0.1%
Oklahoma Development Finance Authority, Ser C, RB
5.450%, 08/15/28	600,000	597,388

Oregon — 0.3%
Warm Springs Reservation Confederated Tribe, Ser S, RB
2.370%, 11/01/27 (A)	1,000,000	933,787
2.165%, 11/01/26 (A)	500,000	477,513
		1,411,300
Pennsylvania — 0.1%
Redevelopment Authority of the City of Philadelphia, Ser A, RB
4.653%, 09/01/25	275,000	275,485

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	225,000	225,429

West Virginia — 0.2%
Tobacco Settlement Finance Authority, RB
2.351%, 06/01/28	1,000,000	921,506

Total Municipal Bonds
(Cost $19,684,830)		19,680,811

REPURCHASE AGREEMENTS — 2.2%

Barclays Capital
4.340%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $5,501,989, (collateralized by a U.S. Treasury Obligation, par value $5,526,300, 4.625%, 06/15/2027; with total market value $5,610,039).	$5,500,000	$5,500,000

REPURCHASE AGREEMENTS — continued
	Face Amount	Value
Socgen Triparty Treasury
4.330%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $5,501,985, (collateralized by a U.S. Treasury Obligation, par value $5,795,700, 4.500%, 11/15/2054; with total market value $5,610,074).	$5,500,000	$5,500,000

Total Repurchase Agreements
(Cost $11,000,000)		11,000,000

COMMERCIAL PAPER — 0.4%

Banque Et Caisse Depargne
4.614%, 03/18/25(F)	$2,000,000	$1,988,921

Total Commercial Paper
(Cost $1,988,625)		1,988,921

BANK LOAN OBLIGATIONS — 0.4%

ECOLOGICAL SERVICES & EQUIPMENT — 0.4%
LTR Inter Holdings Term Loan
0.217%, 05/05/28	$249,354	$247,558
Terraform Power Operating Specified Refinancing Term Loan
7.842%, TSFR1M + 2.500%, 05/21/29(B)	1,633,166	1,637,249
		1,884,807
Total Bank Loan Obligations
(Cost $1,879,792)		1,884,807

SOVEREIGN DEBT — 0.3%

JAPAN — 0.1%
Japan Bank for International Cooperation
1.625%, 01/20/27	$500,000	$473,509

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2025 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount	Value
SWEDEN — 0.2%
Kommuninvest I Sverige
4.625%, 09/29/28(A)	$1,000,000	$1,008,371

Total Sovereign Debt
(Cost $1,469,842)		1,481,880

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%

Export-Import Bank of the United States
2.628%, 11/12/26	$1,094,161	$1,068,768
United States International Development Finance
1.790%, 10/15/29	304,931	283,693

Total U.S. Government Agency Obligations
(Cost $1,397,668)		1,352,461

SHORT-TERM INVESTMENT — 0.0%
	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 4.330%, (G)
(Cost $73,500)	73,500	$73,500
Total Short-Term Investment
(Cost $73,500)		73,500
Total Investments in Securities— 100.8%
(Cost $501,926,654)		$503,536,369

Percentages are based on Net Assets of $499,673,822.

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Note	251	Mar-2025	51,569,194	51,611,875	42,681

Short Contracts
U.S. 5-Year Treasury Note	(30)	Mar-2025	(3,179,988)	(3,191,719)	(11,731)
			$48,389,206	$48,420,156	$30,950

‡	Real Estate Investment Trust.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at January 31, 2025 was $165,499,946 and represented 33.1% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.
(D)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $70,233.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2025, was $73,500.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2025 (Unaudited)

ABS — Asset-Backed Security
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month

CRI-QH-001-0700

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 29.7%
	Face Amount	Value
Agency Mortgage-Backed Obligations — 24.9%
FHLMC
7.505%, RFUCCT1Y + 1.630%, 07/01/44 (A)	$16,524	$16,834
7.409%, RFUCCT1Y + 1.986%, 04/01/40 (A)	3,766	3,860
7.327%, RFUCCT1Y + 1.609%, 10/01/44 (A)	35,888	36,902
7.305%, RFUCCT1Y + 1.785%, 10/01/41 (A)	4,030	4,158
7.278%, RFUCCT1Y + 1.788%, 08/01/42 (A)	2,363	2,446
7.180%, RFUCCT1Y + 1.607%, 11/01/44 (A)	229,877	236,953
7.035%, RFUCCT1Y + 1.876%, 01/01/42 (A)	24,422	25,164
7.035%, RFUCCT1Y + 2.035%, 09/01/37 (A)	1,642	1,669
7.005%, RFUCCT1Y + 1.630%, 05/01/44 (A)	700	707
7.000%, 02/01/54	1,792,285	1,876,974
7.000%, 11/01/32	140,943	147,763
7.000%, 10/01/32	4,885	5,121
7.000%, 09/01/32	8,918	9,350
7.000%, 07/01/32	2,062	2,162
7.000%, 06/01/32	34,948	36,639
6.988%, RFUCCT1Y + 1.783%, 11/01/39 (A)	58,312	60,079
6.977%, RFUCCT1Y + 1.616%, 11/01/44 (A)	22,229	22,833
6.968%, RFUCCT1Y + 1.631%, 05/01/46 (A)	13,626	13,993
6.922%, RFUCCT1Y + 1.630%, 01/01/45 (A)	12,755	13,098
6.677%, RFUCCT1Y + 1.625%, 12/01/45 (A)	101,005	103,445
6.672%, RFUCCT1Y + 1.655%, 08/01/44 (A)	203,119	208,644
6.522%, RFUCCT1Y + 1.613%, 01/01/44 (A)	21,695	22,183
6.501%, RFUCCT1Y + 1.692%, 04/01/38 (A)	75,502	77,631
6.500%, 01/01/54	1,746,407	1,802,188
6.500%, 01/01/38	599	620
6.500%, 11/01/37	1,087	1,102
6.500%, 09/01/37	13,342	13,521
6.500%, 08/01/37	1,939	2,008
6.500%, 12/01/32	50,914	52,723
6.500%, 12/01/31	1,326	1,362
6.455%, RFUCCT1Y + 1.630%, 12/01/44 (A)	30,573	31,257
6.412%, RFUCCT1Y + 1.650%, 04/01/43 (A)	28,351	28,684

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.368%, RFUCCT1Y + 1.630%, 01/01/45 (A)	$74,471	$75,892
6.224%, RFUCCT1Y + 1.724%, 04/01/36 (A)	5,039	5,105
6.205%, RFUCCT1Y + 1.630%, 02/01/45 (A)	11,596	11,901
6.123%, RFUCCT1Y + 1.630%, 02/01/45 (A)	122,104	125,371
6.000%, 02/01/55	10,570,000	10,648,713
6.000%, 10/01/54	10,846,880	10,926,007
6.000%, 08/01/53	1,028,387	1,038,069
6.000%, 07/01/53	1,151,880	1,162,971
6.000%, 05/01/39	29,403	30,490
6.000%, 04/01/39	14,336	14,733
6.000%, 02/01/39	11,529	11,959
6.000%, 09/01/38	7,772	8,011
6.000%, 06/01/38	2,881	2,891
6.000%, 11/01/36	20,341	20,757
6.000%, 12/01/33	7,548	7,709
5.500%, 06/01/54	1,560,838	1,559,292
5.500%, 05/01/54	3,757,474	3,734,299
5.500%, 06/01/53	1,716,770	1,706,785
5.500%, 06/01/37	471	470
5.500%, 01/01/35	59,415	59,992
5.498%, RFUCCT1Y + 1.630%, 02/01/45 (A)	84,558	86,575
5.000%, 03/01/54	10,103,731	9,781,032
5.000%, 04/01/34	4,216	4,225
4.500%, 09/01/53	3,676,304	3,477,562
4.500%, 09/01/48	590,042	564,203
4.500%, 03/01/47	398,683	383,360
4.500%, 03/01/46	73,389	70,634
4.500%, 11/01/45	150,954	145,316
4.500%, 02/01/45	508,352	484,711
4.500%, 10/01/44	21,118	20,284
4.500%, 08/01/44	374,172	360,124
4.500%, 07/01/44	100,586	96,808
4.500%, 03/01/44	9,514	9,156
4.500%, 01/01/44	84,329	81,162
4.500%, 12/01/43	74,028	71,102
4.500%, 11/01/43	8,710	8,459
4.500%, 05/01/42	35,452	33,508
4.500%, 09/01/41	113,773	110,487
4.500%, 07/01/41	16,356	15,884
4.500%, 05/01/41	34,738	33,734
4.500%, 04/01/40	46,925	45,570
4.500%, 12/01/33	14,395	14,253
4.500%, 06/01/31	12,322	12,254
4.500%, 06/01/26	140	140
4.500%, 02/01/26	1,307	1,307
4.250%, 09/01/42	858,125	805,893
4.188%, SOFR30A + 2.279%, 09/01/52 (A)	832,160	809,613
4.000%, 03/01/53	1,267,759	1,159,283

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
4.000%, 11/01/52	$6,139,561	$5,620,044
4.000%, 09/01/52	1,142,698	1,046,123
4.000%, 01/01/52	988,826	906,294
4.000%, 05/01/46	621,821	577,915
4.000%, 07/01/34	49,222	48,059
4.000%, 10/01/31	27,498	26,986
3.500%, 07/01/52	8,493,121	7,553,317
3.500%, 06/01/52	3,405,445	3,015,636
3.500%, 04/01/52	10,682,269	9,492,822
3.500%, 02/01/52	475,150	422,516
3.500%, 01/01/52	2,743,055	2,443,165
3.500%, 04/01/51	2,542,301	2,253,730
3.500%, 04/01/37	328,996	313,728
3.000%, 06/01/52	1,582,528	1,355,872
3.000%, 03/01/52	1,197,704	1,034,741
3.000%, 11/01/50	1,600,326	1,377,986
3.000%, 02/01/50	6,560,329	5,664,048
2.500%, 05/01/52	2,500,013	2,067,182
2.500%, 07/01/50	4,492,592	3,719,306
2.500%, 01/01/36	864,213	793,252
2.000%, 06/01/52	4,482,853	3,496,070
2.000%, 04/01/52	1,720,151	1,341,092
2.000%, 03/01/52	4,338,811	3,423,443
2.000%, 01/01/52	1,329,962	1,052,457
2.000%, 04/01/51	3,252,204	2,546,630
2.000%, 12/01/50	3,353,314	2,649,622
2.000%, 11/01/50	1,233,418	977,856
2.000%, 09/01/50	11,458,244	9,007,704
2.000%, 07/01/50	5,010,841	3,966,936
2.000%, 02/01/42	1,579,544	1,313,181
FHLMC Multiclass Certificates Series, Ser 2024-P016, Cl A2
4.760%, 09/25/33 (A)	2,500,000	2,410,554
FHLMC Multifamily ML Certificates
1.877%, 07/25/37	1,611,202	1,260,219
1.219%, 07/25/41 (A)(B)	9,789,605	882,705
FHLMC Multifamily Variable Rate Certificate, Ser M069, Cl A
4.013%, 04/15/37	1,215,000	1,131,275
FHLMC Multifamily Variable Rate Certificate, Ser ML-14
4.050%, 08/25/38	685,329	627,916
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A
4.681%, 07/25/32 (A)	17,321	15,864
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A
4.373%, 07/25/33 (A)	158,003	149,257

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A
6.500%, 09/25/43 (A)	$106,739	$108,273
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A
7.500%, 08/25/42 (A)	40,150	41,070
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A
7.000%, 02/25/43	311,819	319,567
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	18,089	18,709
FHLMC, Ser 1998-2084, Cl ZC
6.500%, 08/15/28	20,074	20,434
FHLMC, Ser 2001-2295, Cl BD
6.000%, 03/15/31	6,865	7,003
FHLMC, Ser 2003-2676, Cl PZ
5.500%, 09/15/33	30,776	31,407
FHLMC, Ser 2005-2944, Cl OH
5.500%, 03/15/35	120,471	123,461
FHLMC, Ser 2005-2957, Cl VZ
5.000%, 02/15/35	32,504	32,665
FHLMC, Ser 2006-3143, Cl BC
5.500%, 02/15/36	94,304	96,751
FHLMC, Ser 2006-3185, Cl GT
6.000%, 07/15/26	10,086	10,119
FHLMC, Ser 2007-3330, Cl GZ
5.500%, 06/15/37	2,381	2,355
FHLMC, Ser 2013-299, Cl F1
5.021%, SOFR30A + 0.614%, 01/15/43 (A)	130,024	128,142
FHLMC, Ser 2013-4283, Cl EW
4.500%, 12/15/43 (A)	98,018	94,656
FHLMC, Ser 2014-4319, Cl MA
4.500%, 03/15/44 (A)	177,198	172,036
FHLMC, Ser 2015-4440, Cl ZD
2.500%, 02/15/45	3,346,003	2,892,128
FHLMC, Ser 2021-5092, Cl BC
2.500%, 06/25/36	119,694	118,574
FHLMC, Ser 2021-5133, Cl BD
3.000%, 07/25/41	2,263,614	2,047,547
FNMA
7.504%, RFUCCT1Y + 1.815%, 07/01/41 (A)	32,337	33,433
7.357%, RFUCCT1Y + 1.590%, 07/01/44 (A)	81,937	84,357
7.316%, H15T1Y + 2.298%, 08/01/34 (A)	7,518	7,720

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
7.297%, RFUCCT1Y + 1.470%, 06/01/35 (A)	$2,491	$2,542
7.284%, RFUCCT1Y + 1.685%, 11/01/36 (A)	5,137	5,173
7.268%, H15T1Y + 2.143%, 08/01/34 (A)	232	237
7.197%, RFUCCT1Y + 1.561%, 06/01/44 (A)	38,728	39,790
7.190%, RFUCCT1Y + 1.580%, 09/01/44 (A)	1,004	1,030
7.164%, RFUCCT1Y + 1.580%, 09/01/47 (A)	93,454	96,177
7.147%, RFUCCT1Y + 1.790%, 06/01/38 (A)	3,362	3,471
7.110%, RFUCCT1Y + 1.610%, 10/01/47 (A)	89,013	90,433
7.056%, H15T1Y + 1.999%, 09/01/34 (A)	357	366
7.000%, 12/01/37	183	192
7.000%, 08/01/32	89,512	93,741
7.000%, 11/01/29	25,962	27,188
6.895%, RFUCCT1Y + 1.460%, 05/01/35 (A)	16,960	17,468
6.808%, RFUCCT1Y + 1.698%, 04/01/44 (A)	57,640	59,537
6.787%, RFUCCT1Y + 1.577%, 10/01/44 (A)	100,536	103,057
6.769%, RFUCCT1Y + 1.579%, 08/01/43 (A)	2,731	2,784
6.763%, RFUCCT1Y + 1.554%, 01/01/45 (A)	17,125	17,580
6.714%, RFUCCT1Y + 1.786%, 12/01/39 (A)	9,370	9,519
6.708%, RFUCCT1Y + 1.580%, 04/01/44 (A)	79,691	81,847
6.651%, RFUCCT1Y + 1.565%, 05/01/44 (A)	39,563	40,577
6.621%, RFUCCT1Y + 1.580%, 11/01/44 (A)	12,124	12,418
6.588%, RFUCCT1Y + 1.685%, 06/01/42 (A)	5,530	5,636
6.580%, RFUCCT1Y + 1.568%, 05/01/45 (A)	169,472	173,836
6.500%, 01/01/49	4,971	5,223
6.500%, 10/01/39	30,996	32,325
6.500%, 08/01/39	13,073	13,513
6.500%, 10/01/38	10,711	11,153
6.500%, 03/01/38	3,354	3,455
6.500%, 02/01/38	3,106	3,224
6.500%, 12/01/37	11,795	12,345
6.500%, 11/01/37	746	780
6.500%, 03/01/35	129,243	133,346
6.500%, 05/01/33	1,677	1,720
6.500%, 12/01/32	6,275	6,505

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.500%, 08/01/32	$15,080	$15,468
6.408%, RFUCCT1Y + 1.564%, 01/01/44 (A)	51,639	52,385
6.399%, RFUCCT1Y + 1.590%, 12/01/44 (A)	80,420	82,549
6.225%, RFUCCT1Y + 1.600%, 12/01/44 (A)	16,798	17,212
6.074%, RFUCCT1Y + 1.551%, 02/01/44 (A)	7,590	7,795
6.050%, RFUCCT1Y + 1.550%, 02/01/44 (A)	628	638
6.000%, 01/01/55	12,793,100	12,886,425
6.000%, 08/01/54	14,220,884	14,324,625
6.000%, 07/01/39	47,418	48,869
6.000%, 05/01/38	25,431	26,341
6.000%, 08/01/37	61,981	63,269
6.000%, 07/01/37	16,825	17,385
6.000%, 03/01/37	8,097	8,389
6.000%, 09/01/36	43,530	44,640
6.000%, 03/01/36	5,349	5,491
6.000%, 11/01/35	8,515	8,696
6.000%, 07/01/35	3,619	3,706
6.000%, 04/01/35	37,034	38,053
6.000%, 04/01/34	8,746	8,913
6.000%, 03/01/34	129,349	132,183
6.000%, 12/01/33	2,349	2,398
6.000%, 11/01/33	2,327	2,362
6.000%, 12/01/32	2,956	3,035
5.958%, RFUCCT1Y + 1.583%, 02/01/44 (A)	13,496	13,888
5.679%, RFUCCT1Y + 1.653%, 05/01/46 (A)	22,539	22,864
5.500%, 09/01/53	1,908,081	1,895,746
5.500%, 02/01/38	2,284	2,273
5.500%, 04/01/37	86,140	86,743
5.500%, 09/01/36	7,326	7,378
5.500%, 10/01/35	38,320	38,596
5.500%, 04/01/35	111,288	113,403
5.500%, 11/01/33	4,400	4,431
5.500%, 06/01/33	24,529	24,731
5.500%, 11/01/29	2,982	3,019
5.000%, 11/01/54	2,022,822	1,965,434
5.000%, 06/01/52	1,325,789	1,283,891
5.000%, 03/01/49	156,894	153,862
5.000%, 12/01/48	132,364	130,285
5.000%, 08/01/40	11,670	11,600
5.000%, 09/01/39	33,057	32,787
4.500%, 03/01/52	307,691	290,406
4.500%, 06/01/48	240,358	229,480
4.500%, 07/01/47	73,378	70,763
4.500%, 02/01/46	506,574	490,941
4.500%, 09/01/45	41,246	39,645
4.500%, 02/01/45	174,463	167,690
4.500%, 10/01/44	23,090	22,193

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
4.500%, 09/01/43	$6,446	$6,196
4.500%, 01/01/43	440,021	422,598
4.500%, 07/01/42	163,067	158,149
4.500%, 01/01/42	48,678	47,221
4.500%, 12/01/41	23,935	23,151
4.500%, 11/01/41	21,653	20,977
4.500%, 09/01/41	11,355	10,901
4.500%, 08/01/41	11,814	11,420
4.500%, 05/01/41	822,802	796,425
4.500%, 06/01/36	18,165	17,592
4.500%, 09/01/31	28,756	28,532
4.500%, 06/01/31	8,482	8,424
4.500%, 01/01/31	72,973	72,236
4.500%, 08/01/26	10,849	10,824
4.000%, 01/01/57	5,455,946	4,999,126
4.000%, 10/01/52	2,355,842	2,160,447
4.000%, 09/01/52	2,084,478	1,908,722
4.000%, 08/01/52	3,751,078	3,435,562
4.000%, 04/01/52	1,459,995	1,342,811
4.000%, 10/01/51	1,348,111	1,239,710
4.000%, 04/01/48	1,432,620	1,330,177
4.000%, 03/01/46	3,129,562	2,909,271
4.000%, 01/01/37	273,959	265,262
4.000%, 11/01/35	50,512	49,052
4.000%, 01/01/35	840,390	817,269
4.000%, 10/01/34	394,740	385,556
4.000%, 06/01/34	477,351	463,465
4.000%, 03/01/34	188,456	183,575
4.000%, 11/01/33	305,232	297,565
4.000%, 10/01/33	37,866	36,636
4.000%, 10/01/32	35,246	34,466
4.000%, 09/01/31	100,767	98,840
4.000%, 12/01/30	145,392	143,006
4.000%, 11/01/30	103,749	102,024
3.709%, SOFR30A + 2.238%, 10/01/52 (A)	3,056,768	2,940,074
3.663%, RFUCCT1Y + 1.620%, 11/01/48 (A)	207,138	209,068
3.500%, 05/01/52	3,903,835	3,464,552
3.500%, 04/01/52	6,623,902	5,912,650
3.500%, 03/01/52	1,705,860	1,515,469
3.500%, 01/01/52	1,929,532	1,719,235
3.500%, 11/01/51	1,118,964	993,794
3.500%, 04/01/37	289,515	274,585
3.500%, 02/01/31	331,664	323,713
3.500%, 12/01/29	117,359	114,936
3.080%, RFUCCT1Y + 1.602%, 10/01/48 (A)	89,198	90,581
3.000%, 05/01/52	892,054	766,840
3.000%, 04/01/52	2,926,160	2,527,063
3.000%, 03/01/52	1,449,707	1,245,793
3.000%, 11/01/51	1,981,803	1,707,773
3.000%, 10/01/51	2,511,235	2,147,605

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
3.000%, 08/01/50	$1,619,060	$1,412,803
3.000%, 07/01/50	982,861	846,765
3.000%, 04/01/50	1,477,893	1,277,622
2.500%, 04/01/52	4,474,158	3,685,341
2.500%, 03/01/52	1,570,218	1,298,478
2.500%, 02/01/52	5,425,016	4,468,989
2.500%, 01/01/52	4,171,103	3,423,427
2.500%, 10/01/51	1,615,439	1,318,789
2.500%, 08/01/51	4,829,475	3,976,317
2.500%, 07/01/51	2,554,614	2,096,681
2.500%, 02/01/51	1,707,203	1,409,707
2.500%, 01/01/51	1,073,835	893,302
2.500%, 11/01/50	5,328,269	4,416,579
2.500%, 10/01/50	7,159,833	5,935,029
2.500%, 07/01/50	8,654,092	7,154,929
2.500%, 03/01/43	1,649,059	1,405,815
2.500%, 06/01/42	2,743,149	2,338,542
2.500%, 10/01/41	1,239,543	1,064,383
2.500%, 05/01/41	812,422	696,128
2.500%, 07/01/36	907,285	828,247
2.500%, 03/01/35	1,243,519	1,143,417
2.000%, 12/01/51	1,546,266	1,208,276
2.000%, 11/01/51	6,313,733	4,948,876
2.000%, 10/01/51	3,050,234	2,418,300
2.000%, 09/01/51	1,491,973	1,181,031
2.000%, 08/01/51	1,660,167	1,296,957
2.000%, 02/01/51	1,116,999	883,947
2.000%, 01/01/51	2,886,361	2,282,323
2.000%, 12/01/50	470,196	371,802
2.000%, 10/01/50	1,618,938	1,276,413
2.000%, 08/01/50	676,910	534,754
2.000%, 09/01/36	1,137,764	1,017,747
1.500%, 10/01/50	1,701,202	1,261,786
FNMA Grantor Trust, Ser 2000-T6, Cl A1
7.500%, 11/25/40	12,054	11,980
FNMA Grantor Trust, Ser 2001-T1, Cl A1
7.500%, 10/25/40	103,268	103,885
FNMA Grantor Trust, Ser 2001-T10, Cl A1
7.000%, 12/25/41	64,536	65,092
FNMA Grantor Trust, Ser 2001-T12, Cl A1
6.500%, 08/25/41	2,317	2,336
FNMA Grantor Trust, Ser 2001-T3, Cl A1
7.500%, 11/25/40	6,328	6,454
FNMA Grantor Trust, Ser 2001-T4, Cl A1
7.500%, 07/25/41	30,785	31,126
FNMA Grantor Trust, Ser 2001-T7, Cl A1
7.500%, 02/25/41	1,389	1,460

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA Grantor Trust, Ser 2001-T8, Cl A1
7.500%, 07/25/41	$3,649	$3,686
FNMA Grantor Trust, Ser 2004-T1, Cl 1A2
6.500%, 01/25/44	954	968
FNMA REMIC Trust, Ser 2001-W3, Cl A
7.000%, 09/25/41 (A)	54,574	54,256
FNMA REMIC Trust, Ser 2002-W6, Cl 2A
7.500%, 06/25/42 (A)	4,417	4,404
FNMA REMIC Trust, Ser 2002-W6, Cl 2A1
7.000%, 06/25/42 (A)	4,417	4,375
FNMA REMIC Trust, Ser 2003-W4, Cl 3A
4.678%, 10/25/42 (A)	49,897	52,642
FNMA REMIC Trust, Ser 2003-W4, Cl 4A
5.307%, 10/25/42 (A)	19,644	19,817
FNMA Trust, Ser 2003-W2, Cl 1A3
7.500%, 07/25/42	6,026	6,242
FNMA Trust, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	9,172	9,451
FNMA Trust, Ser 2004-W2, Cl 5A
7.500%, 03/25/44	3,238	3,335
FNMA, Ser 2001-2, Cl ZK
6.500%, 02/25/31	21,216	21,612
FNMA, Ser 2001-79, Cl BA
7.000%, 03/25/45	7,623	7,727
FNMA, Ser 2002-33, Cl A1
7.000%, 06/25/32	53,024	53,754
FNMA, Ser 2007-104, Cl ZE
6.000%, 08/25/37	13,090	13,315
FNMA, Ser 2007-21, Cl MT
5.750%, 03/25/37	2,791	2,815
FNMA, Ser 2009-11, Cl MP
7.000%, 03/25/49	4,588	4,814
FNMA, Ser 2010-136, Cl BA
3.500%, 12/25/30	124,489	121,027
FNMA, Ser 2010-49, Cl ZJ
4.500%, 05/25/40	37,089	36,459
FNMA, Ser 2013-128, Cl CF
5.066%, SOFR30A + 0.714%, 12/25/43 (A)	217,993	215,818
FNMA, Ser 2014-1, Cl KF
5.066%, SOFR30A + 0.714%, 02/25/44 (A)	309,260	306,062

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA, Ser 2014-54, Cl CP
3.500%, 09/25/44	$2,403,738	$2,168,951
FNMA, Ser 2020-45, Cl HD
3.500%, 07/25/40	1,599,071	1,485,051
FNMA, Ser M1G, Cl A2
1.469%, 11/25/30 (A)	3,100,000	2,583,717
FNMA, Ser M3G, Cl A2
1.245%, 01/25/31 (A)	2,000,000	1,645,023
GNMA
7.000%, 12/15/29	467	482
6.500%, 05/15/29	762	782
6.000%, 12/20/54	5,150,723	5,200,207
6.000%, 11/20/54	13,048,599	13,173,573
6.000%, 10/20/54	8,648,570	8,731,403
6.000%, 09/20/54	19,074,669	19,255,619
6.000%, 08/20/54	28,092,159	28,358,715
6.000%, 07/20/54	18,648,489	18,825,437
6.000%, 06/20/54	7,633,813	7,706,248
6.000%, 05/20/54	7,941,875	8,023,090
6.000%, 04/20/54	4,749,831	4,794,901
6.000%, 12/20/53	4,063,965	4,112,844
6.000%, 11/20/53	6,557,800	6,645,885
6.000%, 10/20/53	4,627,569	4,686,079
5.500%, 09/20/54	4,082,374	4,053,069
5.500%, 02/20/53	1,753,105	1,745,345
5.000%, 12/20/53	8,360,101	8,124,688
5.000%, 02/20/53	600,035	584,002
5.000%, 11/20/52	3,045,227	2,964,877
4.500%, 12/20/52	2,092,901	1,980,484
4.500%, 10/20/52	4,461,991	4,222,782
4.500%, 09/20/52	2,284,721	2,164,779
4.500%, 08/20/52	5,636,029	5,335,623
4.000%, 09/20/52	1,943,898	1,789,829
4.000%, 08/20/52	9,405,271	8,653,972
4.000%, 04/20/52	101,208	93,326
4.000%, 03/20/52	104,319	96,099
4.000%, 02/20/52	1,464,075	1,350,530
4.000%, 01/20/52	1,116,662	1,031,446
4.000%, 12/20/48	1,192,994	1,107,459
3.500%, 08/20/52	12,702,325	11,364,620
3.500%, 07/20/52	1,694,832	1,516,085
3.500%, 04/20/52	4,009,691	3,586,806
3.500%, 03/20/52	1,798,608	1,610,109
3.500%, 02/20/52	1,310,371	1,173,041
3.500%, 01/20/52	1,385,902	1,241,885
3.500%, 06/20/51	1,369,983	1,233,164
3.500%, 01/20/50	872,767	793,977
3.500%, 10/20/49	2,569,216	2,289,900
3.000%, 03/20/52	1,908,666	1,662,454
3.000%, 01/20/52	2,925,143	2,545,612
3.000%, 12/20/51	5,081,300	4,421,882
3.000%, 10/20/51	1,687,260	1,469,695
3.000%, 07/20/51	2,357,995	2,054,448

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
3.000%, 05/20/51	$1,082,763	$944,678
2.500%, 03/20/53	3,718,729	3,113,519
2.500%, 07/20/52	1,350,575	1,129,432
2.500%, 04/20/52	2,330,496	1,948,901
2.500%, 03/20/52	2,948,276	2,450,775
2.500%, 08/20/51	1,434,749	1,200,452
2.500%, 05/20/51	742,008	621,451
2.500%, 03/20/51	2,596,182	2,172,219
2.500%, 12/20/50	1,434,972	1,177,764
2.000%, 10/20/51	1,596,474	1,279,429
2.000%, 01/20/51	2,032,929	1,628,947
2.000%, 12/20/50	1,414,432	1,118,461
2.000%, 11/20/50	7,241,715	5,807,182
GNMA, Ser 2012-98, Cl BM
4.902%, 08/20/42 (A)	178,365	178,240
GNMA, Ser 2015-142, Cl KI, IO
4.500%, 04/20/45	1,911,435	323,802
GNMA, Ser 2016-84, Cl IB, IO
4.500%, 11/16/45	1,881,102	378,578
GNMA, Ser 2017-H17, Cl FQ
5.581%, TSFR12M + 0.985%, 09/20/67 (A)	1,109,093	1,111,038
GNMA, Ser 2017-H22, Cl FH
4.753%, TSFR12M + 0.935%, 11/20/67 (A)	706,672	704,326
GNMA, Ser 2017-H24, Cl FQ
5.106%, TSFR12M + 0.915%, 11/20/67 (A)	699,518	698,491
GNMA, Ser 2018-H04, Cl FK
5.581%, TSFR12M + 0.755%, 03/20/68 (A)	779,451	773,518
GNMA, Ser 2018-H05, Cl CF
5.601%, TSFR12M + 0.775%, 03/20/68 (A)	876,403	870,245
GNMA, Ser 2018-H05, Cl FE
5.611%, TSFR12M + 0.785%, 02/20/68 (A)	307,747	306,787
GNMA, Ser 2019-20, Cl IC, IO
5.000%, 02/20/49	1,741,441	374,875
GNMA, Ser 2019-H09, Cl FG
6.092%, TSFR12M + 1.065%, 05/20/69 (A)	317,065	318,145
GNMA, Ser 2019-H16, Cl CF
5.339%, TSFR1M + 0.814%, 10/20/69 (A)	280,718	279,465
GNMA, Ser 2020-H01, Cl FV
5.289%, TSFR1M + 0.764%, 01/20/70 (A)	3,410,364	3,388,746
GNMA, Ser 2020-H02, Cl FB
5.239%, TSFR1M + 0.714%, 01/20/70 (A)	447,940	444,245

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
GNMA, Ser 2022-H04, Cl FG
4.923%, SOFR30A + 0.550%, 02/20/67 (A)	$1,447,814	$1,440,376
GNMA, Ser 2022-H08, Cl FE
5.355%, SOFR30A + 0.750%, 03/20/72 (A)	1,922,102	1,906,989
GNMA, Ser 2022-H09, Cl FA
5.043%, SOFR30A + 0.670%, 04/20/72 (A)	1,987,478	1,964,971
GNMA, Ser 2022-H11, Cl EF
5.343%, SOFR30A + 0.970%, 05/20/72 (A)	2,406,412	2,412,417
GNMA, Ser 2023-H04, Cl FC
5.223%, SOFR30A + 0.850%, 01/20/73 (A)	1,961,543	1,953,587
GNMA, Ser 2023-H13, Cl FJ
5.793%, SOFR30A + 1.420%, 02/20/73 (A)	1,211,111	1,236,500
GNMA, Ser 29, Cl AE
3.500%, 05/16/64 (A)	2,934,347	2,784,562
		571,919,544
Non-Agency Mortgage-Backed Obligations — 4.8%
BANK, Ser BNK48, Cl C
5.876%, 10/15/57 (A)	2,895,000	2,860,343
BANK5, Ser 5YR10, Cl D
4.000%, 10/15/57 (B)	2,100,000	1,852,968
BANK5, Ser 5YR12, Cl D
4.000%, 12/15/57 (B)	1,160,000	1,007,275
Barclays Commercial Mortgage Trust, Ser 2019-C4, Cl C
3.469%, 08/15/52	1,300,000	1,068,607
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
5.226%, TSFR1M + 0.919%, 03/15/37 (A)(B)	2,600,000	2,502,171
BBCMS Mortgage Trust, Ser 2023-C19, Cl C
6.384%, 04/15/56 (A)	1,640,000	1,584,070
BBCMS Mortgage Trust, Ser C17, Cl C
5.450%, 09/15/55 (A)	2,200,000	2,042,518
BBCMS Mortgage Trust, Ser C32, Cl D
4.500%, 02/15/63 (B)	2,725,000	2,252,193
Benchmark Mortgage Trust, Ser 2019-B10, Cl E
3.000%, 03/15/62 (B)	1,260,000	856,718
Benchmark Mortgage Trust, Ser 2022-B35, Cl D
2.500%, 05/15/55 (B)	3,265,000	2,109,806
Benchmark Mortgage Trust, Ser B10, Cl C
3.750%, 03/15/62	1,260,000	1,058,488

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
BMO Mortgage Trust, Ser 2023-C7, Cl C
7.123%, 12/15/56 (A)	$2,250,000	$2,432,554
BMO Mortgage Trust, Ser 5C5, Cl D
4.500%, 02/15/57 (B)	2,000,000	1,805,251
BPR Trust, Ser 2022-OANA, Cl A
6.204%, TSFR1M + 1.898%, 04/15/37 (A)(B)	235,000	235,441
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.796%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,489,844
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,100,000	2,089,909
BX Trust, Ser 2024-VLT4, Cl A
5.798%, TSFR1M + 1.491%, 07/15/29 (A)(B)	685,000	688,424
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	675,000	597,221
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	733,000	639,989
Century Plaza Towers, Ser 2019-CPT, Cl C
2.997%, 11/13/39 (A)(B)	500,000	423,631
Century Plaza Towers, Ser 2019-CPT, Cl E
2.997%, 11/13/39 (A)(B)	2,000,000	1,579,568
CIFC Funding 2019-III, Ser 2025-3A, Cl CR2
%, TSFR3M + 1.800%, 01/16/38 (A)(B)	2,285,000	2,285,000
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	1,390,000	1,286,315
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	1,570,000	1,406,118
COMM Mortgage Trust, Ser CBM, Cl A2
5.867%, 12/10/41 (A)(B)	180,000	182,179
CSAIL Commercial Mortgage Trust, Ser 2019-C16, Cl C
4.237%, 06/15/52 (A)	2,265,000	2,053,805
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37	1,230,000	1,116,225
CSMC Trust, Ser 2021-NQM5, Cl M1
2.168%, 05/25/66 (A)(B)	1,310,000	812,660
DC Commercial Mortgage Trust, Ser DC, Cl A
6.314%, 09/12/40 (B)	820,000	841,907

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FREMF Mortgage Trust, Ser 2017-K69, Cl C
3.727%, 10/25/49 (A)(B)	$2,788,000	$2,653,001
FREMF Mortgage Trust, Ser 2018-K83, Cl C
4.277%, 11/25/51 (A)(B)	2,890,000	2,745,701
FREMF Mortgage Trust, Ser 2019-K96, Cl C
3.813%, 08/25/56 (A)(B)	1,910,000	1,745,296
FREMF Mortgage Trust, Ser K100, Cl C
3.495%, 11/25/52 (A)(B)	130,000	117,374
GS Mortgage Securities Trust, Ser 2013-PEMB, Cl A
3.550%, 03/05/33 (A)(B)	110,000	95,091
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,750,000	1,689,118
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/41 (A)(B)	1,000,000	900,245
Hudson Yards Mortgage Trust, Ser SPRL, Cl B
5.758%, 01/13/40 (A)	3,850,000	3,892,014
Jackson Park Trust, Ser 2019-LIC, Cl A
2.766%, 10/14/39 (B)	1,000,000	890,039
JP Morgan Chase Commercial Mortgage Securities Trust, Ser BMS, Cl A
5.900%, TSFR1M + 1.600%, 01/15/42 (A)(B)	610,000	610,000
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl C
4.060%, 10/15/48 (A)	5,170,000	4,966,851
Neuberger Berman Loan Advisers CLO, Ser 2022-47A, Cl C
6.337%, TSFR3M + 2.050%, 04/14/35 (A)(B)	6,000,000	6,007,884
NW RE-REMIC TRUST, Ser 2021-FRR1, Cl AK88
2.769%, 12/18/51 (A)(B)	2,500,000	2,156,049
OBX Trust, Ser 2022-NQM1, Cl M1
3.504%, 11/25/61 (A)(B)	1,010,000	706,084
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	3,385,000	2,990,675
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1
3.248%, 10/25/61 (B)	1,750,000	1,155,929

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
RFM Reremic Trust, Ser 2024-FRR2, Cl A123
2.011%, 02/27/54 (A)(B)	$2,800,000	$2,245,172
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	3,045,000	2,596,088
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	5,447,000	4,755,294
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl C
4.388%, 01/05/43 (A)(B)	2,565,000	2,138,086
Shops at Crystals Trust, Ser 2016-CSTL, Cl C
3.731%, 07/05/36 (A)(B)	2,800,000	2,713,324
SLG Office Trust, Ser 2021-OVA, Cl C
2.851%, 07/15/41 (B)	2,500,000	2,108,725
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
5.678%, TSFR1M + 1.371%, 11/15/36 (A)(B)	1,000,000	995,000
TCO Commercial Mortgage Trust, Ser DPM, Cl A
5.549%, TSFR1M + 1.243%, 12/15/39 (A)(B)	510,000	509,682
Vendee Mortgage Trust, Ser 1995-2C, Cl 3A
8.793%, 06/15/25	337	338
Vendee Mortgage Trust, Ser 2011-2, Cl DZ
3.750%, 10/15/41	1,280,453	1,173,816
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/66 (A)(B)	3,853,990	3,393,472
Verus Securitization Trust, Ser 2021-2, Cl M1
2.187%, 02/25/66 (A)(B)	2,910,000	2,229,609
Verus Securitization Trust, Ser 2021-4, Cl M1
2.195%, 07/25/66 (A)(B)	1,400,000	960,522
Verus Securitization Trust, Ser 2021-5, Cl A2
1.218%, 09/25/66 (A)(B)	1,954,054	1,650,920
Verus Securitization Trust, Ser 2021-R3, Cl M1
2.411%, 04/25/64 (A)(B)	2,745,000	2,304,555
Verus Securitization Trust, Ser 2024-9, Cl M1
6.198%, 11/25/69 (A)(B)	1,820,000	1,811,929

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Verus Securitization Trust, Ser 2025-1, Cl A3
5.976%, 01/25/70 (B)(C)	$1,995,000	$1,996,415
WB Commercial Mortgage Trust, Ser 2024-HQ, Cl A
6.134%, 03/15/40 (A)(B)	500,000	502,089
Wells Fargo Commercial Mortgage Trust, Ser 2018-C47, Cl C
4.919%, 09/15/61 (A)	1,295,000	1,216,191
Wells Fargo Commercial Mortgage Trust, Ser 2019-C52, Cl C
3.561%, 08/15/52	1,100,000	917,492
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/55 (A)	420,000	387,538
Wells Fargo Commercial Mortgage Trust, Ser 2024-SVEN, Cl A
6.011%, 06/10/37 (B)	1,650,000	1,691,002
		113,779,808
Total Mortgage-Backed Securities
(Cost $716,285,713)		685,699,352

U.S. TREASURY OBLIGATIONS — 29.4%

U.S. Treasury Bonds
4.750%, 11/15/43	$6,110,000	$6,049,616
4.750%, 11/15/53	3,323,000	3,281,896
4.625%, 05/15/44	19,110,000	18,545,658
4.625%, 11/15/44	6,215,000	6,024,666
4.625%, 05/15/54	3,100,000	3,003,125
4.500%, 02/15/44	15,773,000	15,068,582
4.500%, 11/15/54	2,960,000	2,814,312
4.375%, 08/15/43	2,740,000	2,586,089
4.250%, 02/15/54	7,249,000	6,591,492
4.250%, 08/15/54	2,590,000	2,357,709
4.125%, 08/15/44	11,220,000	10,167,534
4.125%, 08/15/53	14,432,000	12,843,305
3.875%, 05/15/43	3,615,000	3,192,356
3.625%, 05/15/53	165,000	134,217
3.375%, 08/15/42	8,500,000	7,033,418
3.000%, 02/15/49	615,000	448,758
3.000%, 08/15/52	79,452,000	57,001,511
2.500%, 02/15/45	15,310,000	10,656,597
2.500%, 02/15/46	1,775,000	1,218,787
2.500%, 05/15/46	210,000	143,579
2.375%, 02/15/42	870,000	622,220
2.250%, 08/15/46	1,805,000	1,170,359
2.250%, 02/15/52	5,235,000	3,175,559

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
2.000%, 11/15/41	$1,305,000	$881,130
2.000%, 02/15/50	4,745,000	2,760,997
2.000%, 08/15/51	6,755,000	3,864,335
1.875%, 02/15/41	935,000	629,993
1.875%, 02/15/51	325,000	181,061
1.875%, 11/15/51	3,200,000	1,766,625
1.750%, 08/15/41	9,530,000	6,205,668
1.625%, 11/15/50	9,615,000	5,019,124
1.375%, 08/15/50	12,530,000	6,115,227
1.250%, 05/15/50	21,670,000	10,288,171
1.125%, 08/15/40	3,465,000	2,079,406
U.S. Treasury Inflation Indexed Bond
1.500%, 02/15/53	2,342,000	2,004,509
U.S. Treasury Notes
4.625%, 04/30/29	16,105,000	16,293,101
4.471%, USBMMY3M + 0.205%, 10/31/26(A)	16,300,000	16,339,785
4.436%, USBMMY3M + 0.170%, 10/31/25(A)	37,080,000	37,119,296
4.416%, USBMMY3M + 0.150%, 04/30/26(A)	42,950,000	42,988,179
4.375%, 11/30/28	3,995,000	4,004,987
4.375%, 12/31/29	440,000	440,137
4.375%, 11/30/30	2,650,000	2,646,584
4.375%, 01/31/32	21,080,000	20,994,362
4.375%, 05/15/34	11,611,000	11,449,535
4.250%, 11/30/26	12,035,000	12,035,000
4.250%, 12/31/26	4,300,000	4,300,168
4.250%, 06/30/29	25,045,000	24,933,472
4.250%, 06/30/31	20,325,000	20,094,756
4.250%, 11/15/34	14,865,000	14,505,182
4.125%, 10/31/29	9,330,000	9,243,569
4.125%, 11/30/29	5,215,000	5,165,487
4.125%, 07/31/31	5,825,000	5,724,883
4.125%, 11/30/31	8,020,000	7,869,625
4.000%, 12/15/27	22,315,000	22,177,274
4.000%, 02/29/28	3,130,000	3,107,748
4.000%, 06/30/28	3,325,000	3,297,205
4.000%, 07/31/29	11,660,000	11,490,566
4.000%, 10/31/29	4,922,000	4,850,669
4.000%, 02/28/30	1,520,000	1,496,250
3.875%, 08/15/33	41,610,000	39,745,677
3.875%, 08/15/34	48,845,000	46,330,877
3.750%, 05/31/30	3,410,000	3,310,764
3.625%, 09/30/31	14,825,000	14,134,711
3.500%, 09/30/26	2,875,000	2,841,196
3.500%, 09/30/29	11,390,000	10,985,538
2.750%, 05/31/29	9,035,000	8,480,547
2.375%, 03/31/29	10,145,000	9,399,580
1.625%, 05/15/31	8,150,000	6,910,945
1.375%, 11/15/31	13,895,000	11,413,440
1.250%, 08/15/31	1,060,000	869,987

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
1.125%, 02/29/28	$3,775,000	$3,439,674
1.125%, 02/15/31	2,385,000	1,977,780
0.750%, 01/31/28	1,450,000	1,309,078

Total U.S. Treasury Obligations
(Cost $712,643,715)		679,645,205

CORPORATE OBLIGATIONS — 25.5%

COMMUNICATION SERVICES — 1.8%
Alphabet
1.100%, 08/15/30	$2,500,000	$2,083,511
AT&T
4.500%, 03/09/48	471,000	388,765
4.350%, 06/15/45	2,720,000	2,240,273
3.800%, 12/01/57	750,000	520,143
3.550%, 09/15/55	1,238,000	829,735
2.750%, 06/01/31	725,000	633,392
2.550%, 12/01/33	150,000	120,923
CCO Holdings
4.500%, 05/01/32	975,000	845,721
4.500%, 06/01/33(B)	975,000	827,473
Charter Communications Operating
6.100%, 06/01/29	1,630,000	1,667,127
5.125%, 07/01/49	1,955,000	1,547,864
4.200%, 03/15/28	630,000	611,268
Comcast
4.650%, 02/15/33	2,500,000	2,406,826
Cox Communications
5.950%, 09/01/54(B)	1,390,000	1,274,039
3.850%, 02/01/25(B)	800,000	800,000
3.350%, 09/15/26(B)	575,000	561,948
1.800%, 10/01/30(B)	650,000	535,869
Meta Platforms
5.400%, 08/15/54	725,000	702,637
4.450%, 08/15/52	2,665,000	2,244,683
Prosus MTN
4.850%, 07/06/27(B)	500,000	490,132
3.680%, 01/21/30(B)	200,000	179,203
3.061%, 07/13/31(B)	1,940,000	1,620,078
Rogers Communications
3.800%, 03/15/32	1,705,000	1,529,214
Telecom Italia Capital
7.200%, 07/18/36	175,000	175,499
Tencent Holdings MTN
3.975%, 04/11/29(B)	2,000,000	1,937,686
Time Warner Cable
6.750%, 06/15/39	800,000	798,827
T-Mobile USA
3.500%, 04/15/31	550,000	500,650

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
Verizon Communications
4.400%, 11/01/34	$3,130,000	$2,908,694
3.875%, 03/01/52	3,500,000	2,583,124
3.550%, 03/22/51	895,000	629,771
2.850%, 09/03/41	2,500,000	1,739,741
2.650%, 11/20/40	2,390,000	1,641,902
2.550%, 03/21/31	525,000	454,470
1.500%, 09/18/30	2,500,000	2,082,333
Warnermedia Holdings
3.755%, 03/15/27	675,000	653,787
		40,767,308
CONSUMER DISCRETIONARY — 1.0%
Alimentation Couche-Tard
3.625%, 05/13/51(B)	4,395,000	3,014,014
Darden Restaurants
4.550%, 10/15/29	715,000	698,840
Ford Motor
6.100%, 08/19/32	1,000,000	996,564
3.250%, 02/12/32	2,500,000	2,087,923
Ford Motor Credit
7.350%, 11/04/27	525,000	548,852
6.800%, 05/12/28	1,125,000	1,164,989
5.875%, 11/07/29	1,270,000	1,270,286
5.303%, 09/06/29	1,130,000	1,109,498
5.125%, 06/16/25	350,000	350,001
4.134%, 08/04/25	400,000	398,153
3.375%, 11/13/25	450,000	444,122
General Motors Financial
5.350%, 01/07/30	1,535,000	1,532,128
Genuine Parts
4.950%, 08/15/29	830,000	824,800
2.750%, 02/01/32	760,000	643,895
Hyatt Hotels
5.375%, 12/15/31	720,000	716,336
Massachusetts Institute of Technology
3.959%, 07/01/38	3,181,000	2,847,796
Nissan Motor Acceptance MTN
5.550%, 09/13/29(B)	665,000	654,035
Nordstrom
6.950%, 03/15/28	865,000	890,019
Starbucks
4.450%, 08/15/49	2,500,000	2,055,612
Whirlpool
2.400%, 05/15/31	2,500,000	2,064,873
ZF North America Capital
7.125%, 04/14/30(B)	320,000	320,221
		24,632,957

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — 0.6%
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	$2,020,000	$2,013,205
Coca-Cola
1.450%, 06/01/27	25,000	23,405
General Mills
4.875%, 01/30/30	1,060,000	1,055,357
Mather Foundation
2.675%, 10/01/31	2,500,000	2,109,910
PepsiCo
3.900%, 07/18/32	3,000,000	2,808,037
2.875%, 10/15/49	3,340,000	2,167,193
RELX Capital
3.000%, 05/22/30	50,000	45,653
Sysco
2.400%, 02/15/30	2,500,000	2,214,067
The Campbell's
5.250%, 10/13/54	715,000	648,804
		13,085,631
ENERGY — 1.9%
APA
6.750%, 02/15/55(B)	860,000	849,905
BP Capital Markets America
5.227%, 11/17/34	720,000	709,460
3.060%, 06/17/41	2,250,000	1,629,558
California Resources
8.250%, 06/15/29(B)	1,345,000	1,382,618
Cameron LNG
3.701%, 01/15/39(B)	1,995,000	1,617,568
ConocoPhillips
5.000%, 01/15/35	1,675,000	1,624,654
Devon Energy
7.875%, 09/30/31	830,000	939,421
Eastern Energy Gas Holdings
5.800%, 01/15/35	985,000	1,000,577
Energy Transfer
6.100%, 12/01/28	1,855,000	1,923,244
4.400%, 03/15/27	2,945,000	2,921,889
Helmerich & Payne
5.500%, 12/01/34(B)	840,000	793,539
Kinder Morgan Energy Partners
6.500%, 09/01/39	50,000	52,190
5.500%, 03/01/44	370,000	343,496
MidAmerican Energy
5.850%, 09/15/54	975,000	985,657
5.300%, 02/01/55	1,050,000	984,155
4.250%, 07/15/49	1,240,000	1,001,579
3.950%, 08/01/47	2,500,000	1,946,319
2.700%, 08/01/52	2,588,000	1,560,850

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
MPLX
5.500%, 02/15/49	$2,000,000	$1,831,640
NFE Financing
12.000%, 11/15/29(B)	3,549,600	3,704,829
Occidental Petroleum
6.625%, 09/01/30	1,300,000	1,363,067
6.050%, 10/01/54	650,000	614,483
5.200%, 08/01/29	910,000	904,932
Patterson-UTI Energy
7.150%, 10/01/33	1,525,000	1,596,250
Phillips 66
4.950%, 03/15/35	1,420,000	1,344,496
Saudi Arabian Oil MTN
5.250%, 07/17/34(B)	300,000	296,690
Sweihan PV Power PJSC
3.625%, 01/31/49(B)	2,359,775	1,882,057
Topaz Solar Farms
5.750%, 09/30/39(B)	4,829,987	4,707,933
TransCanada PipeLines
4.625%, 03/01/34	1,345,000	1,256,449
		41,769,505
FINANCIALS — 13.9%
African Development Bank
5.750%, H15T5Y + 1.575%(A)(D)	3,750,000	3,631,736
4.125%, 02/25/27	500,000	497,754
3.500%, 09/18/29	1,000,000	960,659
Allstate
5.250%, 03/30/33	1,550,000	1,542,502
American Express
5.085%, SOFRRATE + 1.020%, 01/30/31(A)	810,000	811,654
American Honda Finance
4.850%, 10/23/31	970,000	952,551
American National Global Funding
5.550%, 01/28/30(B)	870,000	872,672
American National Group
5.750%, 10/01/29	305,000	305,265
Anglo American Capital
5.750%, 04/05/34(B)	1,765,000	1,778,262
3.875%, 03/16/29(B)	420,000	401,038
2.625%, 09/10/30(B)	500,000	436,409
Antares Holdings
6.350%, 10/23/29(B)	720,000	715,756
Apollo Debt Solutions BDC
6.700%, 07/29/31(B)	480,000	495,385
6.550%, 03/15/32(B)	345,000	350,536
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,500,000	1,515,899

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Ares Capital
7.000%, 01/15/27	$487,000	$503,794
5.800%, 03/08/32	945,000	936,540
4.250%, 03/01/25	1,370,000	1,368,998
2.875%, 06/15/28	1,320,000	1,221,338
Ares Strategic Income Fund
5.700%, 03/15/28(B)	570,000	570,040
Arthur J Gallagher
6.500%, 02/15/34	1,225,000	1,315,812
5.550%, 02/15/55	1,135,000	1,081,447
Asian Infrastructure Investment Bank
5.100%, SOFRINDX + 0.620%, 08/16/27(A)	1,000,000	1,007,512
4.875%, 09/14/26	1,000,000	1,008,254
4.500%, 01/16/30	1,200,000	1,202,172
Athene Global Funding
5.380%, 01/07/30(B)	1,430,000	1,427,645
Atlas Warehouse Lending
6.250%, 01/15/30(B)	445,000	444,476
Australia & New Zealand Banking Group NY
4.615%, 12/16/29	575,000	571,316
Avolon Holdings Funding
4.950%, 01/15/28(B)	990,000	981,577
4.375%, 05/01/26(B)	1,445,000	1,433,274
Bacardi-Martini BV
5.550%, 02/01/30(B)	1,620,000	1,635,277
Bain Capital Specialty Finance
5.950%, 03/15/30	350,000	346,738
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.621%, 12/10/29(B)	330,000	330,290
Bank of America MTN
5.518%, SOFRRATE + 1.738%, 10/25/35(A)	1,875,000	1,832,192
4.450%, 03/03/26	1,275,000	1,271,497
4.250%, 10/22/26	725,000	719,297
3.705%, TSFR3M + 1.774%, 04/24/28(A)	1,545,000	1,507,656
2.676%, U.S. SOFR + 1.930%, 06/19/41(A)	2,700,000	1,889,912
2.572%, SOFRRATE + 1.210%, 10/20/32(A)	650,000	551,794
Bank of Montreal
5.004%, SOFRINDX + 0.670%, 01/27/29(A)	575,000	576,295
Banque Federative du Credit Mutuel
5.538%, 01/22/30(B)	1,420,000	1,436,271

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Barclays
5.690%, SOFRRATE + 1.740%, 03/12/30(A)	$1,240,000	$1,259,690
5.674%, SOFRRATE + 1.490%, 03/12/28(A)	3,130,000	3,176,794
2.894%, H15T1Y + 1.300%, 11/24/32(A)	1,000,000	851,230
Beacon Funding Trust
6.266%, 08/15/54(B)	405,000	393,671
Blackstone Private Credit Fund
6.000%, 01/29/32	760,000	751,703
2.625%, 12/15/26	2,845,000	2,710,926
Blackstone Secured Lending Fund
5.350%, 04/13/28	565,000	562,508
Blue Owl Capital
5.950%, 03/15/29	170,000	170,851
3.400%, 07/15/26	1,140,000	1,108,471
2.875%, 06/11/28	2,700,000	2,471,253
Blue Owl Credit Income
7.750%, 01/15/29	2,670,000	2,846,841
6.600%, 09/15/29(B)	825,000	842,233
Blue Owl Technology Finance
6.100%, 03/15/28(B)	600,000	601,494
Blue Owl Technology Finance II
6.750%, 04/04/29	585,000	593,171
BNP Paribas
5.786%, SOFRRATE + 1.620%, 01/13/33(A)(B)	225,000	226,999
5.283%, SOFRRATE + 1.280%, 11/19/30(A)(B)	1,530,000	1,522,486
5.176%, SOFRRATE + 1.520%, 01/09/30(A)(B)	1,465,000	1,469,920
4.375%, 05/12/26(B)	250,000	247,735
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	2,450,000	2,341,524
Cantor Fitzgerald
7.200%, 12/12/28(B)	750,000	787,416
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/31(A)	775,000	856,580
6.377%, SOFRRATE + 2.860%, 06/08/34(A)	1,490,000	1,554,785
6.312%, SOFRRATE + 2.640%, 06/08/29(A)	350,000	362,371
6.183%, SOFRRATE + 2.036%, 01/30/36(A)	660,000	662,288
5.268%, SOFRRATE + 2.370%, 05/10/33(A)	1,320,000	1,291,441
4.927%, SOFRRATE + 2.057%, 05/10/28(A)	675,000	674,238
4.200%, 10/29/25	1,050,000	1,044,791

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
2.636%, SOFRRATE + 1.290%, 03/03/26(A)	$50,000	$49,902
CDP Financial MTN
1.000%, 05/26/26(B)	2,500,000	2,391,326
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	501,134
Citibank
4.876%, SOFRRATE + 0.712%, 11/19/27(A)	2,915,000	2,920,286
Citigroup
8.125%, 07/15/39	785,000	971,402
4.600%, 03/09/26	40,000	39,977
4.450%, 09/29/27	1,920,000	1,898,657
3.400%, 05/01/26	330,000	325,069
2.666%, U.S. SOFR + 1.146%, 01/29/31(A)	2,205,000	1,960,880
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(A)	940,000	931,012
Citizens Financial Group
5.841%, SOFRRATE + 2.010%, 01/23/30(A)	1,190,000	1,210,734
5.718%, SOFRRATE + 1.910%, 07/23/32(A)	605,000	609,876
CNO Global Funding
4.875%, 12/10/27(B)	870,000	867,474
Community Preservation
2.867%, 02/01/30	2,400,000	2,126,147
Conservation Fund A Nonprofit
3.474%, 12/15/29	2,116,000	1,925,170
ContourGlobal Power Holdings
6.750%, 02/28/30(B)	500,000	499,687
Cooperatieve Rabobank UA
1.004%, H15T1Y + 0.730%, 09/24/26(A)(B)	444,000	432,930
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/52(A)	765,000	786,736
6.375%, H15T5Y + 2.646%, 09/15/54(A)	2,045,000	2,022,003
Council of Europe Development Bank
3.000%, 06/16/25	1,000,000	994,465
Credit Agricole
5.230%, SOFRRATE + 1.130%, 01/09/29(A)(B)	1,310,000	1,313,451
Crescent Energy Finance
7.625%, 04/01/32(B)	400,000	402,875
CRH America Finance
5.500%, 01/09/35	625,000	627,920

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Daimler Truck Finance North America
5.625%, 01/13/35(B)	$1,545,000	$1,543,737
Deutsche Bank NY
1.686%, 03/19/26	2,500,000	2,420,672
DNB Bank
4.853%, SOFRRATE + 1.050%, 11/05/30(A)(B)	865,000	856,813
Enel Finance International
5.000%, 06/15/32(B)	1,100,000	1,067,488
European Investment Bank
3.750%, 02/14/33	2,500,000	2,362,590
3.250%, 11/15/27	1,800,000	1,749,643
2.875%, 06/13/25(B)	2,500,000	2,486,347
2.125%, 04/13/26	1,000,000	974,535
0.875%, 05/17/30	3,500,000	2,916,221
0.625%, 10/21/27	5,000,000	4,530,395
Fifth Third Bank
4.967%, SOFRRATE + 0.810%, 01/28/28(A)	430,000	432,040
Ford Foundation
2.815%, 06/01/70	5,065,000	2,819,424
FS KKR Capital
6.875%, 08/15/29	540,000	557,879
6.125%, 01/15/30	565,000	563,668
GA Global Funding Trust
4.400%, 09/23/27(B)	1,425,000	1,403,563
Glencore Funding
6.375%, 10/06/30(B)	390,000	410,832
5.893%, 04/04/54(B)	1,930,000	1,885,710
Goldman Sachs Group
5.049%, SOFRRATE + 1.210%, 07/23/30(A)	1,610,000	1,603,596
4.387%, SOFRRATE + 1.510%, 06/15/27(A)	2,500,000	2,488,417
4.017%, TSFR3M + 1.635%, 10/31/38(A)	2,310,000	1,974,136
Golub Capital BDC
6.000%, 07/15/29	810,000	813,190
2.500%, 08/24/26	3,530,000	3,381,355
HA Sustainable Infrastructure Capital
6.375%, 07/01/34(B)	2,500,000	2,430,588
HAT Holdings I
3.750%, 09/15/30(B)	1,000,000	885,109
HPS Corporate Lending Fund
5.450%, 01/14/28(B)	1,425,000	1,419,317
HSBC Holdings
5.130%, SOFRRATE + 1.040%, 11/19/28(A)	1,430,000	1,432,259

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Huntington Bancshares
5.272%, SOFRRATE + 1.276%, 01/15/31(A)	$570,000	$570,543
Hyundai Capital America
6.100%, 09/21/28(B)	1,005,000	1,038,269
4.875%, 11/01/27(B)	1,020,000	1,017,351
Inter-American Development Bank MTN
4.664%, SOFRINDX + 0.280%, 04/12/27(A)	1,500,000	1,499,655
3.500%, 04/12/33	2,500,000	2,308,830
1.125%, 01/13/31	2,500,000	2,061,731
International Bank for Reconstruction & Development
1.745%, 07/31/27(C)	2,500,000	2,426,631
0.750%, 08/26/30	2,500,000	2,045,092
0.000%, 03/31/27(E)	2,500,000	2,325,192
0.000%, 03/31/28(E)	1,000,000	960,530
International Development Association
4.375%, 11/27/29(B)	2,125,000	2,112,131
0.875%, 04/28/26(B)	1,000,000	957,950
0.375%, 09/23/25	2,500,000	2,435,643
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	2,500,000	2,396,071
JBS USA LUX Sarl
6.375%, 02/25/55(B)	1,435,000	1,453,024
JPMorgan Chase
7.625%, 10/15/26	75,000	78,698
5.502%, SOFRRATE + 1.315%, 01/24/36(A)	700,000	703,612
5.294%, SOFRRATE + 1.460%, 07/22/35(A)	1,205,000	1,195,049
4.946%, SOFRRATE + 1.340%, 10/22/35(A)	1,235,000	1,190,495
4.032%, TSFR3M + 1.722%, 07/24/48(A)	830,000	660,365
3.328%, U.S. SOFR + 1.580%, 04/22/52(A)	2,075,000	1,434,196
2.956%, TSFR3M + 2.515%, 05/13/31(A)	4,200,000	3,774,539
2.522%, U.S. SOFR + 2.040%, 04/22/31(A)	725,000	640,311
KBC Group
4.932%, H15T1Y + 1.070%, 10/16/30(A)(B)	430,000	424,491
KeyCorp MTN
2.250%, 04/06/27	4,865,000	4,601,803
Kreditanstalt fuer Wiederaufbau
4.375%, 02/28/34	2,500,000	2,451,716
1.750%, 09/14/29	2,500,000	2,224,994

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	$2,500,000	$2,105,666
Lloyds Banking Group
4.650%, 03/24/26	1,000,000	995,609
Low Income Investment Fund
3.711%, 07/01/29	2,500,000	2,319,388
LYB International Finance III
3.375%, 10/01/40	1,255,000	921,475
2.250%, 10/01/30	100,000	85,545
M&T Bank
5.385%, SOFRRATE + 1.610%, 01/16/36(A)	3,375,000	3,288,536
4.833%, SOFRRATE + 0.930%, 01/16/29(A)	2,500,000	2,485,426
Macquarie Group
1.340%, U.S. SOFR + 1.069%, 01/12/27(A)(B)	825,000	798,259
Main Street Capital
6.500%, 06/04/27	815,000	829,513
Marex Group
6.404%, 11/04/29	635,000	641,364
Markel Group
6.000%, 05/16/54	1,080,000	1,073,154
Massachusetts Higher Education Assistance
2.673%, 07/01/31	500,000	423,048
MassMutual Global Funding II
4.950%, 01/10/30(B)	1,430,000	1,432,150
Mastercard
1.900%, 03/15/31	2,500,000	2,124,467
Mercedes-Benz Finance North America
4.900%, 11/15/27(B)	1,060,000	1,058,834
Methanex US Operations
6.250%, 03/15/32(B)	640,000	638,914
Mitsubishi HC Finance America
5.150%, 10/24/29(B)	1,105,000	1,103,815
Mitsubishi UFJ Financial Group
5.574%, H15T1Y + 0.950%, 01/16/36(A)	1,530,000	1,536,095
Mizuho Financial Group
5.748%, H15T1Y + 1.900%, 07/06/34(A)	1,650,000	1,688,708
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/35(A)	1,585,000	1,581,510
5.230%, SOFRRATE + 1.108%, 01/15/31(A)	1,705,000	1,710,093
4.654%, SOFRRATE + 1.100%, 10/18/30(A)	1,380,000	1,352,732

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
4.431%, TSFR3M + 1.890%, 01/23/30(A)	$475,000	$464,662
3.217%, U.S. SOFR + 1.485%, 04/22/42(A)	1,610,000	1,198,901
3.125%, 07/27/26	250,000	244,807
2.239%, SOFRRATE + 1.178%, 07/21/32(A)	1,700,000	1,421,855
National Bank of Canada
4.500%, 10/10/29	935,000	914,232
National Community Renaissance of California
3.270%, 12/01/32	1,000,000	834,989
Nationstar Mortgage Holdings
6.500%, 08/01/29(B)	1,290,000	1,292,990
Nationwide Building Society
5.127%, 07/29/29(B)	1,075,000	1,076,523
NatWest Group
5.808%, H15T1Y + 1.950%, 09/13/29(A)	3,355,000	3,426,749
5.778%, H15T1Y + 1.500%, 03/01/35(A)	1,910,000	1,928,529
4.964%, H15T1Y + 1.220%, 08/15/30(A)	1,155,000	1,141,460
1.642%, H15T1Y + 0.900%, 06/14/27(A)	1,750,000	1,674,874
Nederlandse Waterschapsbank
4.500%, 01/16/30(B)	1,000,000	1,002,581
New Mountain Finance
6.200%, 10/15/27	550,000	553,713
New York Life Global Funding
4.600%, 12/05/29(B)	1,065,000	1,055,205
NHP Foundation
6.000%, 12/01/33	1,000,000	1,052,143
NLG Global Funding
5.400%, 01/23/30(B)	1,425,000	1,434,340
Noble Finance II
8.000%, 04/15/30(B)	1,345,000	1,368,308
Nordea Bank Abp
4.375%, 09/10/29(B)	1,400,000	1,367,725
Novelis
6.875%, 01/30/30(B)	415,000	424,889
Oaktree Strategic Credit Fund
8.400%, 11/14/28	1,575,000	1,703,381
OPEC Fund for International Development MTN
4.500%, 01/26/26	2,500,000	2,495,962
OWS Cre Funding I
9.860%, US0001M + 4.900%, 09/15/25(A)(B)	3,125,941	3,131,412
Principal Life Global Funding II
4.600%, 08/19/27(B)	485,000	483,483

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Prudential Financial MTN
1.500%, 03/10/26	$2,500,000	$2,421,776
Raizen Fuels Finance
6.450%, 03/05/34(B)	575,000	566,907
RGA Global Funding
5.250%, 01/09/30(B)	645,000	646,388
Rockefeller Foundation
2.492%, 10/01/50	1,000,000	596,364
Royal Bank of Canada
5.153%, SOFRRATE + 1.030%, 02/04/31(A)	1,985,000	1,990,945
4.969%, SOFRRATE + 1.100%, 08/02/30(A)	25,000	24,910
RWE Finance US
5.875%, 04/16/34(B)	700,000	699,753
Santander Holdings USA
5.353%, SOFRRATE + 1.940%, 09/06/30(A)	2,125,000	2,113,133
3.244%, 10/05/26	3,020,000	2,938,000
Santander UK Group Holdings
5.694%, SOFRINDX + 1.524%, 04/15/31(A)	1,425,000	1,437,946
SBL Holdings
7.200%, 10/30/34(B)	835,000	807,530
SiriusPoint
7.000%, 04/05/29	755,000	776,030
Sitios Latinoamerica
6.000%, 11/25/29(B)	655,000	654,148
Sixth Street Lending Partners
6.500%, 03/11/29	765,000	782,112
5.750%, 01/15/30	70,000	69,181
Societe Generale MTN
6.221%, H15T1Y + 3.200%, 06/15/33(A)(B)(F)	1,540,000	1,554,815
5.250%, 02/19/27(B)	1,175,000	1,175,722
Solar Star Funding
3.950%, 06/30/35(B)	855,090	769,271
Standard Chartered
6.228%, H15T1Y + 1.430%, 01/21/36(A)(B)	1,230,000	1,260,408
Starwood Property Trust
7.250%, 04/01/29‡(B)	750,000	774,088
6.500%, 07/01/30‡(B)	505,000	509,871
State Street Bank & Trust
4.782%, 11/23/29	950,000	948,923
Sumitomo Mitsui Financial Group
5.632%, 01/15/35	2,010,000	2,028,547

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Synchrony Financial
5.935%, SOFRINDX + 2.130%, 08/02/30(A)	$540,000	$546,265
Toronto-Dominion Bank
5.298%, 01/30/32	1,350,000	1,348,658
5.146%, H15T5Y + 1.500%, 09/10/34(A)	2,825,000	2,763,333
4.568%, 12/17/26	9,100,000	9,080,044
TotalEnergies Capital
5.275%, 09/10/54	680,000	629,895
Truist Bank
4.632%, H15T5Y + 1.150%, 09/17/29(A)	2,735,000	2,669,215
Turkcell Iletisim Hizmetleri
7.650%, 01/24/32(B)	1,025,000	1,033,928
UBS Group
6.301%, H15T1Y + 2.000%, 09/22/34(A)(B)	725,000	762,575
5.959%, H15T1Y + 2.200%, 01/12/34(A)(B)	2,050,000	2,110,612
1.494%, H15T5Y + 0.850%, 08/10/27(A)(B)	495,000	470,550
UniCredit MTN
7.296%, USISDA05 + 4.914%, 04/02/34(A)(B)	2,400,000	2,512,165
Unum Group
6.750%, 12/15/28	465,000	489,534
US Bancorp
4.839%, SOFRRATE + 1.600%, 02/01/34(A)	1,438,000	1,379,997
US Bank
4.507%, SOFRRATE + 0.690%, 10/22/27(A)	1,405,000	1,398,532
USAA Capital
2.125%, 05/01/30(B)	5,000,000	4,338,390
Wells Fargo
6.303%, SOFRRATE + 1.790%, 10/23/29(A)	580,000	605,522
5.211%, SOFRRATE + 1.380%, 12/03/35(A)	1,665,000	1,627,838
5.198%, SOFRRATE + 1.500%, 01/23/30(A)	1,425,000	1,431,872
4.897%, SOFRRATE + 2.100%, 07/25/33(A)	600,000	581,392
4.540%, SOFRRATE + 1.560%, 08/15/26(A)	1,500,000	1,497,987
3.350%, SOFRRATE + 1.500%, 03/02/33(A)	525,000	462,701
WLB Asset II D Pte
6.500%, 12/21/26(B)	2,500,000	2,349,470

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
WLB Asset VI Pte
7.250%, 12/21/27(B)	$1,500,000	$1,564,489
		319,120,197
HEALTH CARE — 0.3%
Cardinal Health
5.000%, 11/15/29	1,550,000	1,545,433
Cigna Group
7.875%, 05/15/27	651,000	690,004
CVS Health
5.050%, 03/25/48	3,250,000	2,716,533
4.125%, 04/01/40	96,000	76,326
3.750%, 04/01/30	175,000	162,233
Elevance Health
5.700%, 02/15/55	710,000	682,231
Molina Healthcare
6.250%, 01/15/33(B)	790,000	784,219
Stryker
5.200%, 02/10/35	640,000	635,650
Zoetis
4.500%, 11/13/25	600,000	599,309
		7,891,938
INDUSTRIALS — 0.8%
AerCap Ireland Capital DAC
5.375%, 12/15/31	695,000	693,247
4.625%, 09/10/29	565,000	552,795
3.300%, 01/30/32	1,655,000	1,451,691
3.000%, 10/29/28	225,000	209,610
Ambipar Lux Sarl
9.875%, 02/06/31(B)	825,000	829,243
Cemex
9.125%, H15T5Y + 5.157%(A)(B)(D)	1,500,000	1,551,468
CRH America
3.875%, 05/18/25(B)	700,000	697,745
Equifax
4.800%, 09/15/29	680,000	673,046
Family Forest Impact Foundation
5.500%, 07/01/32	1,250,000	1,220,624
Mileage Plus Holdings
6.500%, 06/20/27(B)	3,980,000	4,015,108
Nature Conservancy
3.957%, 03/01/52	2,485,000	1,983,954
Norfolk Southern
2.300%, 05/15/31	2,500,000	2,149,276
Penske Truck Leasing Lp
5.250%, 02/01/30(B)	1,075,000	1,076,008
Protective Life Global Funding
4.772%, 12/09/29(B)	965,000	954,513

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Union Pacific Railroad Pass Through Trust
6.176%, 01/02/31	$12,707	$12,945
5.082%, 01/02/29	9,755	9,731
Waste Management
5.350%, 10/15/54	660,000	633,069
		18,714,073
INFORMATION TECHNOLOGY — 1.0%
Apple
3.000%, 06/20/27	2,500,000	2,425,252
Arrow Electronics
5.150%, 08/21/29	845,000	842,481
Broadcom
5.200%, 04/15/32	1,675,000	1,673,012
Dell International
6.020%, 06/15/26	102,000	103,375
4.850%, 02/01/35	730,000	689,947
Flex
5.250%, 01/15/32	400,000	394,085
Hewlett Packard Enterprise
5.600%, 10/15/54	760,000	732,362
Intel
4.150%, 08/05/32	2,500,000	2,289,235
Kyndryl Holdings
6.350%, 02/20/34	1,500,000	1,560,658
3.150%, 10/15/31	1,725,000	1,506,485
Microchip Technology
5.050%, 02/15/30	610,000	605,061
Micron Technology
5.800%, 01/15/35	960,000	966,981
Oracle
6.000%, 08/03/55	2,010,000	2,001,229
5.375%, 09/27/54	2,410,000	2,202,723
3.900%, 05/15/35	2,445,000	2,136,213
3.600%, 04/01/40	495,000	386,067
Tyco Electronics Group
4.625%, 02/01/30	1,025,000	1,013,214
Videotron
5.700%, 01/15/35(B)	585,000	575,550
VMware
1.400%, 08/15/26	525,000	498,883
		22,602,813
MATERIALS — 0.7%
Air Products and Chemicals
4.800%, 03/03/33	2,500,000	2,453,080
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	1,030,000	1,068,654
BHP Billiton Finance USA
5.250%, 09/08/33	770,000	772,057

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
Cleveland-Cliffs
6.875%, 11/01/29(B)	$990,000	$993,255
Dow Chemical
9.400%, 05/15/39	166,000	221,261
5.550%, 11/30/48	35,000	32,797
5.150%, 02/15/34(F)	2,000,000	1,957,031
FMG Resources August 2006 Pty
6.125%, 04/15/32(B)	2,500,000	2,484,789
Freeport-McMoRan
5.250%, 09/01/29	1,532,000	1,536,772
Inversiones CMPC
6.125%, 06/23/33(B)	1,060,000	1,075,478
LD Celulose International GmbH
7.950%, 01/26/32(B)	375,000	381,750
LG Chemical
4.375%, 07/14/25(B)	575,000	572,980
Martin Marietta Materials
5.500%, 12/01/54	1,005,000	952,651
Smurfit Kappa Treasury ULC
5.438%, 04/03/34(B)	2,250,000	2,255,594
Smurfit Westrock Financing DAC
5.418%, 01/15/35(B)	800,000	798,414
		17,556,563
REAL ESTATE — 0.4%
American Tower
2.950%, 01/15/51‡	1,790,000	1,115,076
Boston Properties
3.250%, 01/30/31‡	3,325,000	2,933,310
ERP Operating
4.150%, 12/01/28‡	3,672,000	3,586,603
Extra Space Storage
5.700%, 04/01/28‡	250,000	255,110
Host Hotels & Resorts
5.700%, 07/01/34‡	1,525,000	1,511,136
		9,401,235
UTILITIES — 3.1%
Alabama Power
3.700%, 12/01/47	1,845,000	1,373,089
Avangrid
3.800%, 06/01/29	2,500,000	2,373,724
California Buyer
6.375%, 02/15/32(B)	675,000	665,206
CenterPoint Energy
6.700%, H15T5Y + 2.586%, 05/15/55(A)	850,000	845,792
CenterPoint Energy Houston Electric
3.350%, 04/01/51	2,600,000	1,782,273

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Consolidated Edison of New York
4.450%, 03/15/44	$965,000	$820,464
Continental Wind
6.000%, 02/28/33(B)	2,397,910	2,427,993
Dominion Energy
2.250%, 08/15/31	2,500,000	2,083,558
Dominion Energy South Carolina
6.250%, 10/15/53	935,000	1,001,130
Electricite de France
6.375%, 01/13/55(B)	1,340,000	1,333,530
3.625%, 10/13/25(B)	1,000,000	990,847
Entergy Louisiana
5.800%, 03/15/55	975,000	963,650
Essential Utilities
4.800%, 08/15/27	570,000	569,741
Georgia Power
3.250%, 03/15/51	3,368,000	2,257,931
National Rural Utilities Cooperative Finance
4.150%, 12/15/32	5,220,000	4,869,294
New York State Electric & Gas
5.850%, 08/15/33(B)	2,500,000	2,557,579
NextEra Energy Capital Holdings
6.051%, 03/01/25	975,000	975,947
5.900%, 03/15/55	1,940,000	1,913,810
5.749%, 09/01/25	200,000	201,052
4.900%, 03/15/29	1,125,000	1,121,564
4.625%, 07/15/27	100,000	99,911
Niagara Mohawk Power
1.960%, 06/27/30(B)	3,500,000	2,980,143
NRG Energy
7.000%, 03/15/33(B)	2,035,000	2,187,802
NSTAR Electric
3.100%, 06/01/51	175,000	113,978
Oncor Electric Delivery
0.550%, 10/01/25	1,084,000	1,056,227
Pacific Gas and Electric
6.700%, 04/01/53	5,000,000	5,134,568
4.950%, 07/01/50	2,315,000	1,905,715
PECO Energy
4.150%, 10/01/44	1,015,000	835,219
3.000%, 09/15/49	1,810,000	1,180,203
PG&E Recovery Funding
5.529%, 06/01/49	2,500,000	2,446,100
5.231%, 06/01/42	1,000,000	984,935
Public Service Electric and Gas MTN
5.125%, 03/15/53	1,250,000	1,158,552
4.650%, 03/15/33	2,595,000	2,510,963

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
3.100%, 03/15/32	$4,500,000	$3,973,435
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	999,796
2.950%, 08/15/51	2,500,000	1,582,149
SCE Recovery Funding
5.112%, 12/15/47	300,000	271,982
Sempra
6.550%, H15T5Y + 2.138%, 04/01/55(A)	1,035,000	1,010,109
Southern
4.850%, 06/15/28	500,000	500,651
3.750%, H15T5Y + 2.915%, 09/15/51(A)	1,450,000	1,408,658
Southern California Edison
3.650%, 06/01/51	3,000,000	2,032,705
3.450%, 02/01/52	2,530,000	1,652,366
2.750%, 02/01/32	2,500,000	2,083,181
Southern Power
0.900%, 01/15/26	1,160,000	1,118,507
Union Electric
3.900%, 04/01/52	2,195,000	1,662,934
		72,018,963
Total Corporate Obligations
(Cost $606,041,115)		587,561,183

ASSET-BACKED SECURITIES — 9.0%

Automotive — 5.8%
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (B)	$1,155,000	$1,205,858
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	4,560,000	4,614,695
BMW Vehicle Lease Trust, Ser 2024-2, Cl A3
4.180%, 10/25/27	545,000	541,606
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl A3
5.340%, 04/17/28	480,000	482,714
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl B
5.370%, 10/16/28	615,000	619,459
CAL Receivables, Ser 2022-1, Cl B
8.757%, SOFR30A + 4.350%, 10/15/26 (A)(B)	1,897,583	1,896,286

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/29	$790,000	$794,749
CarMax Auto Owner Trust, Ser 2024-4, Cl A3
4.600%, 10/15/29	1,475,000	1,474,346
CPS Auto Receivables Trust, Ser 2024-B, Cl D
6.420%, 07/15/30 (B)	2,965,000	3,046,907
Credit Acceptance Auto Loan Trust, Ser 2024-3A, Cl A
4.680%, 09/15/34 (B)	2,275,000	2,261,037
Drive Auto Receivables Trust, Ser 2024-2, Cl B
4.520%, 07/16/29	765,000	760,078
Enterprise Fleet Financing, Ser 2024-3, Cl A4
5.060%, 03/20/31 (B)	840,000	844,094
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/29	335,000	335,667
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl E
2.900%, 07/17/28 (B)	1,590,000	1,548,041
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl D
4.560%, 07/17/28	3,200,000	3,191,590
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl D
6.760%, 09/15/28	3,000,000	3,052,272
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl D
5.980%, 12/15/28	1,385,000	1,400,468
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	3,945,000	4,066,161
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl D
6.320%, 08/15/29	2,140,000	2,187,980
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl D
6.950%, 12/17/29	1,100,000	1,132,536
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl D
5.840%, 06/17/30	4,215,000	4,277,000
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl D
5.920%, 02/15/30	2,850,000	2,879,062
Exeter Automobile Receivables Trust, Ser 2024-4A, Cl C
5.480%, 08/15/30	700,000	706,232
Flagship Credit Auto Trust, Ser 2021-2, Cl D
1.590%, 06/15/27 (B)	4,000,000	3,844,630

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28 (B)	$2,110,000	$1,964,976
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A3
4.720%, 06/15/28	420,000	420,951
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/33 (B)	1,750,000	1,685,104
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A3
5.100%, 04/15/29	1,082,000	1,092,701
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl D
2.480%, 10/15/27 (B)	5,825,000	5,709,858
GLS Auto Receivables Issuer Trust, Ser 2022-2A, Cl D
6.150%, 04/17/28 (B)	2,500,000	2,528,174
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl D
7.010%, 01/16/29 (B)	1,415,000	1,448,360
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	2,341,000	2,376,166
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl D
5.950%, 12/17/29 (B)	1,210,000	1,226,671
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl B
5.080%, 01/16/29 (B)	365,000	366,672
GLS Auto Receivables Issuer Trust, Ser 2024-4A, Cl A3
4.750%, 07/17/28 (B)	320,000	320,151
GLS Auto Select Receivables Trust, Ser 2024-4A, Cl A2
4.430%, 12/17/29 (B)	395,000	393,481
GLS Auto Select Receivables Trust, Ser 2025-1A, Cl A2
4.710%, 04/15/30 (B)	445,000	444,988
Hertz Vehicle Financing III, Ser 2023-2A, Cl A
5.570%, 09/25/29 (B)	2,000,000	2,012,581
Hertz Vehicle Financing III, Ser 2024-1A, Cl A
5.440%, 01/25/29 (B)	1,115,000	1,121,565
Hertz Vehicle Financing, Ser 2022-2A, Cl A
2.330%, 06/26/28 (B)	1,235,000	1,164,667
LAD Auto Receivables Trust, Ser 2024-3A, Cl A3
4.520%, 03/15/29 (B)	330,000	328,691
Octane Receivables Trust, Ser 2023-1A, Cl C
6.370%, 09/20/29 (B)	895,000	908,673

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Octane Receivables Trust, Ser 2023-2A, Cl C
6.240%, 06/20/31 (B)	$3,580,000	$3,626,199
Octane Receivables Trust, Ser 2024-2A, Cl D
6.190%, 07/20/32 (B)	1,560,000	1,574,429
Octane Receivables Trust, Ser 2024-3A, Cl D
5.860%, 10/20/31 (B)	1,950,000	1,944,229
Octane Recievables Trust, Ser 2024-RPT1, Cl R1
6.680%, 02/22/30	1,824,000	1,823,991
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl A3
4.700%, 06/15/29 (B)	340,000	339,790
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl C
5.090%, 05/15/30	4,340,000	4,356,189
Santander Drive Auto Receivables Trust, Ser 2023-S1, Cl R1
8.140%, 04/18/28 (B)	1,987,893	2,017,064
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl D
6.280%, 08/15/31	3,730,000	3,841,354
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl D
5.970%, 10/15/31	3,200,000	3,266,470
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A3
4.850%, 01/16/29	450,000	450,793
Santander Drive Auto Receivables Trust, Ser 2024-S1, Cl R1
6.530%, 03/16/29 (B)	6,125,425	6,149,849
Santander Drive Auto Receivables Trust, Ser 2024-S2, Cl R1
5.800%, 12/16/28 (B)	6,096,834	6,104,323
Santander Drive Auto Receivables Trust, Ser 2024-S3, Cl R2
5.980%, 10/16/28 (B)	1,892,663	1,894,661
SBNA Auto Lease Trust, Ser 2024-C, Cl A3
4.560%, 02/22/28 (B)	195,000	194,901
SBNA Auto Receivables Trust, Ser 2024-A, Cl D
6.040%, 04/15/30 (B)	2,155,000	2,189,746

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/30 (B)	$265,000	$264,707
Tesla Auto Lease Trust, Ser 2023-B, Cl A3
6.130%, 09/21/26 (B)	1,500,000	1,508,788
Tesla Auto Lease Trust, Ser 2023-B, Cl B
6.570%, 08/20/27 (B)	870,000	881,878
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	1,170,000	1,177,506
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/26 (B)	576,951	578,803
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A4
5.380%, 02/20/29 (B)	900,000	912,114
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A3
5.290%, 06/20/50 (B)	1,335,000	1,330,008
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl D
6.790%, 11/15/28 (B)	1,925,000	1,977,036
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (B)	2,340,000	2,408,181
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl D
6.020%, 10/15/29 (B)	2,010,000	2,047,060
Westlake Automobile Receivables Trust, Ser 2024-2A, Cl D
5.910%, 04/15/30 (B)	1,005,000	1,017,458
Westlake Automobile Receivables Trust, Ser 2024-3A, Cl A3
4.710%, 04/17/28 (B)	480,000	479,931
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl A3
4.750%, 08/15/28 (B)	1,310,000	1,311,467
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl D
5.540%, 11/15/30 (B)	3,570,000	3,591,697
Wheels Fleet Lease Funding 1, Ser 2024-2A, Cl A1
4.870%, 06/21/39 (B)	460,000	460,905

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Wheels Fleet Lease Funding 1, Ser 2024-3A, Cl A1
4.800%, 09/19/39 (B)	$700,000	$700,786
World Omni Auto Receivables Trust, Ser 2024-C, Cl A3
4.430%, 12/17/29	500,000	498,472
World Omni Select Auto Trust, Ser 2024-A, Cl A3
4.980%, 02/15/30	460,000	462,372
		134,061,055
Other Asset-Backed Securities — 3.2%
AGL CLO 11, Ser 2021-11A, Cl C
6.614%, TSFR3M + 2.312%, 04/15/34 (A)(B)	2,750,000	2,758,132
Apollo Aviation Securitization, Ser 2025-1A, Cl A
5.943%, 02/16/50 (B)	410,000	412,240
Carvana Auto Receivables Trust 2024-P4, Ser 2024-P4, Cl A3
4.640%, 01/10/30	225,000	224,806
Compass Datacenters Issuer II, Ser 2024-2A, Cl A1
5.022%, 08/25/49 (B)	580,000	571,772
Crockett Partners Equipment IIA, Ser 2024-1C, Cl A
6.050%, 01/20/31 (B)	596,883	601,373
Driven Brands Funding, Ser 2019-1A, Cl A2
4.641%, 04/20/49 (B)	3,357,150	3,334,535
EnFin Residential Solar Receivables Trust, Ser 2024-2A, Cl A
5.980%, 09/20/55 (B)	1,495,006	1,442,974
FASST, Ser 2021-JR1, Cl A2
2.000%, 04/25/51	2,390,536	2,334,855
FASST, Ser 2021-S1, Cl A2
1.750%, 07/25/51 (B)	4,610,020	4,441,441
FASST, Ser 2021-S2, Cl A2
1.750%, 09/25/71 (B)(C)	2,240,783	2,139,370
FASST, Ser 2022-S4, Cl A2A
3.000%, 01/25/57 (B)	2,891,544	2,816,755
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (B)	1,625,000	1,654,952
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (B)	1,000,000	1,065,843
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (B)	880,000	902,595
GoodLeap Sustainable Home Solutions Trust, Ser 2021-5CS, Cl B
2.560%, 10/20/48 (B)	2,185,612	1,672,035

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GoodLeap Sustainable Home Solutions Trust, Ser 2023-1GS, Cl A
5.520%, 02/22/55 (B)	$1,556,742	$1,486,690
GreenSky Home Improvement Issuer Trust, Ser 2024-2, Cl A4
5.150%, 10/27/59 (B)	139,892	140,473
GreenSky Home Improvement Trust, Ser 2024-1, Cl A3
5.550%, 06/25/59 (B)	365,000	371,483
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (B)	1,820,000	1,843,478
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/30 (B)	610,000	610,202
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	1,056,821	799,943
MVW Owner Trust, Ser 2024-1A, Cl C
6.200%, 02/20/43 (B)	828,465	837,167
Navient Student Loan Trust, Ser 2016-1A, Cl A
5.166%, SOFR30A + 0.814%, 02/25/70 (A)(B)	266,912	265,377
Navient Student Loan Trust, Ser 2016-5A, Cl A
5.716%, SOFR30A + 1.364%, 06/25/65 (A)(B)	2,368,635	2,389,816
Navient Student Loan Trust, Ser 2018-2A, Cl A3
5.216%, SOFR30A + 0.864%, 03/25/67 (A)(B)	3,953,861	3,942,246
Navient Student Loan Trust, Ser 2021-1A, Cl A1B
5.066%, SOFR30A + 0.714%, 12/26/69 (A)(B)	3,619,804	3,593,379
New Economy Assets, Ser 2021-1, Cl A1
1.910%, 10/20/61 (B)	1,090,000	1,007,559
OneMain Financial Issuance Trust
6.625%, 05/15/29	850,000	865,972
OneMain Financial Issuance Trust, Ser 2023-1A, Cl A
5.500%, 06/14/38 (B)	2,050,000	2,087,204
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (B)	887,357	889,563
Pagaya AI Debt Trust, Ser 2024-10, Cl D
6.429%, 06/15/32 (B)	3,450,000	3,453,807

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Pagaya AI Debt Trust, Ser 2024-3, Cl C
7.297%, 10/15/31 (B)	$1,885,577	$1,915,617
Pagaya AI Debt Trust, Ser 2025-1, Cl D
6.282%, 07/15/32 (B)	2,570,000	2,575,374
Renew, Ser 2024-2A, Cl A
5.326%, 11/20/60 (B)	1,026,582	965,423
Republic Finance Issuance Trust, Ser 2024-A, Cl A
5.910%, 08/20/32 (B)	405,000	409,030
SBAP, Ser 2006-20B, Cl 1
5.350%, 02/01/26	595	595
SBAP, Ser 2006-20C, Cl 1
5.570%, 03/01/26	527	526
SBAP, Ser 2007-20C, Cl 1
5.230%, 03/01/27	652	653
SCF Equipment Trust 2016-1, Ser 2025-1A, Cl A3
5.110%, 11/21/33 (B)	615,000	616,422
SEB Funding, Ser 2024-1A, Cl A2
7.386%, 04/30/54 (B)	30,000	30,861
Sierra Timeshare Receivables Funding, Ser 2024-1A, Cl C
5.940%, 01/20/43 (B)	1,129,154	1,132,789
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl A
5.140%, 06/20/41 (B)	1,027,567	1,027,978
SLM Student Loan Trust, Ser 2014-3A, Cl A6B
5.369%, SOFR90A + 0.812%, 10/25/64 (A)(B)	2,126,091	2,120,254
SMB Private Education Loan Trust, Ser 2017-B, Cl A2A
2.820%, 10/15/35 (B)	30,757	30,273
SMB Private Education Loan Trust, Ser 2018-A, Cl A2A
3.500%, 02/15/36 (B)	405,926	399,380
SMB Private Education Loan Trust, Ser 2023-B, Cl A1A
4.990%, 10/16/56 (B)	1,376,155	1,362,408
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/56 (B)	1,682,025	1,678,165
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	902,669	877,832
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	885,406	856,705
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (B)	1,073,044	1,088,302

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/51 (B)	$1,090,444	$1,106,276
Sunrun Julius Issuer, Ser 2023-2A, Cl A1
6.600%, 01/30/59 (B)	1,235,138	1,236,384
United States Small Business Administration, Ser 2005-20E, Cl 1
4.840%, 05/01/25	80	80
United States Small Business Administration, Ser 2005-20G, Cl 1
4.750%, 07/01/25	355	354
United States Small Business Administration, Ser 2005-20H, Cl 1
5.110%, 08/01/25	1,401	1,401
United States Small Business Administration, Ser 2005-20J, Cl 1
5.090%, 10/01/25	1,879	1,879
United States Small Business Administration, Ser 2006-20F, Cl 1
5.820%, 06/01/26	248	249
United States Small Business Administration, Ser 2006-20G, Cl 1
6.070%, 07/01/26	755	755
United States Small Business Administration, Ser 2006-20H, Cl 1
5.700%, 08/01/26	641	641
United States Small Business Administration, Ser 2007-20D, Cl 1
5.320%, 04/01/27	2,326	2,307
United States Small Business Administration, Ser 2007-20E, Cl 1
5.310%, 05/01/27	845	839
United States Small Business Administration, Ser 2007-20F, Cl 1
5.710%, 06/01/27	1,902	1,914
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	366,526	341,947
Vivint Solar Financing VII, Ser 2020-1A, Cl A
2.210%, 07/31/51 (B)	1,190,266	1,069,504

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (B)	$698,847	$700,250
Ziply Fiber Issuer, Ser 2024-1A, Cl A2
6.640%, 04/20/54 (B)	1,340,000	1,377,157
		73,888,561
Total Asset-Backed Securities
(Cost $206,216,284)		207,949,616

MUNICIPAL BONDS — 3.0%

Alaska — 0.1%
City of Port Lions Alaska, RB
7.500%, 10/01/52	$3,025,000	$3,160,049

California — 1.1%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,500,000	1,526,939
California Health Facilities Financing Authority, RB
3.034%, 06/01/34	1,865,000	1,573,950
2.984%, 06/01/33	3,090,000	2,652,997
City & County of San Francisco California, GO
5.770%, 06/15/45	1,500,000	1,521,769
4.520%, 06/15/25	2,000,000	2,001,164
City & County of San Francisco California Community Facilities District No. 2014-1, Special Tax
6.332%, 09/01/51	1,250,000	1,289,156
3.482%, 09/01/50	2,500,000	1,768,348
City of Los Angeles California, Ser A, GO
5.000%, 09/01/42	2,500,000	2,321,956
4.750%, 09/01/38	2,000,000	1,856,232
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	2,250,000	2,088,658
3.158%, 05/15/29	1,000,000	940,147
Regents of the University of California Medical Center Pooled Revenue, RB
4.563%, 05/15/53	600,000	515,232
State of California, GO
7.625%, 03/01/40	40,000	46,790
7.550%, 04/01/39	100,000	117,369
7.500%, 04/01/34	675,000	768,449
7.300%, 10/01/39	625,000	707,022

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
Tuolumne Wind Project Authority, RB
6.918%, 01/01/34	$1,850,000	$1,983,931
		23,680,109
Connecticut — 0.1%
Connecticut Green Bank, RB
2.900%, 11/15/35	2,500,000	2,093,923

District of Columbia — 0.1%
District of Columbia, RB
2.932%, 04/01/33	1,590,000	1,356,103

Florida — 0.0%
Florida Development Finance, RB
8.250%, 07/01/57 (A)(B)	755,000	784,052

Hawaii — 0.0%
City & County of Honolulu Hawaii, Ser D, RB
4.970%, 07/01/35	840,000	840,147
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	737,744	712,307
		1,552,454
Illinois — 0.1%
State of Illinois, GO
5.100%, 06/01/33	1,741,176	1,719,839

Iowa — 0.0%
Iowa Finance Authority, RB
7.000%, 11/01/27 (B)	415,000	415,523

Maryland — 0.1%
Maryland Economic Development, RB
5.942%, 05/31/57	2,250,000	2,287,495
5.433%, 05/31/56	500,000	479,323
		2,766,818
Minnesota — 0.2%
Minnesota Housing Finance Agency, Ser D, RB
5.947%, 08/01/54	1,200,000	1,188,369
5.897%, 08/01/49	1,400,000	1,384,044
		2,572,413
Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (B)	1,000,000	1,024,358
		1,024,358

MUNICIPAL BONDS — continued
	Face Amount	Value
New Hampshire — 0.3%
New Hampshire Business Finance Authority, RB
5.694%, 11/01/45	$1,000,000	$952,491
4.650%, 02/01/29 (A)(B)	5,500,000	5,500,000
4.520%, 07/01/33 (A)(B)	850,000	850,000
		7,302,491
New Jersey — 0.2%
New Jersey Economic Development Authority, RB
4.934%, 03/01/25	750,000	750,165
New Jersey Housing & Mortgage Finance Agency, Ser C, RB
3.100%, 11/01/40	3,100,000	2,382,277
New Jersey Turnpike Authority, RB
7.414%, 01/01/40	275,000	321,228
7.102%, 01/01/41	925,000	1,041,328
		4,494,998
New York — 0.3%
City of New York New York, Ser D-1, GO
5.094%, 10/01/49	1,000,000	948,942
Metropolitan Transportation Authority, RB
5.175%, 11/15/49	265,000	232,233
New York City Housing Development, Ser D, RB
5.448%, 08/01/54	850,000	808,309
New York State Energy Research & Development Authority, Ser A, RB
4.871%, 04/01/37	2,382,000	2,117,394
New York Transportation Development, RB
6.971%, 06/30/51	2,500,000	2,476,927
		6,583,805
Ohio — 0.4%
American Municipal Power, Ser B, RB
8.084%, 02/15/50	1,000,000	1,255,001
American Municipal Power, RB
7.499%, 02/15/50	2,355,000	2,729,418
American Municipal Power, Sub-Ser, RB
6.449%, 02/15/44	1,740,000	1,829,788
American Municipal Power, Ser E-RMKT, RB
6.270%, 02/15/50	750,000	771,789

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
Toledo-Lucas County Port Authority, Ser D-2-NORTHWEST, RB
5.850%, 11/15/44 (B)	$1,350,000	$1,317,403
		7,903,399
Pennsylvania — 0.0%
Redevelopment Authority of the City of Philadelphia, Ser A, RB
5.226%, 09/01/40	275,000	269,643

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	260,000	260,496

Wisconsin — 0.0%
Public Finance Authority, Ser A, RB
5.292%, 07/01/29	550,000	549,448

Total Municipal Bonds
(Cost $70,363,489)		68,489,921

SOVEREIGN DEBT — 1.3%

BRAZIL — 0.1%
Brazilian Government International Bond
6.125%, 01/22/32	$1,500,000	$1,469,395

CANADA — 0.5%
Export Development Canada
4.750%, 06/05/34	5,000,000	5,023,554
OMERS Finance Trust
4.000%, 04/19/52(B)	3,345,000	2,555,654
3.500%, 04/19/32	5,000,000	4,543,146

		12,122,354
COLOMBIA — 0.1%
Colombia Government International Bond
8.750%, 11/14/53	1,375,000	1,394,012

SOVEREIGN DEBT — continued
	Face Amount	Value
DOMINICAN REPUBLIC — 0.0%
Dominican Republic International Bond
6.600%, 06/01/36(B)	$650,000	$646,836

ECUADOR — 0.1%
Amazon Conservation DAC
6.034%, 01/16/42(B)	2,000,000	2,015,585

FRANCE — 0.2%
Caisse d'Amortissement de la Dette Sociale MTN
2.125%, 01/26/32(B)	2,500,000	2,103,517
1.000%, 10/21/30(B)	2,500,000	2,038,932

		4,142,449
IRELAND — 0.2%
BB Blue Financing DAC
4.395%, 09/20/37	2,500,000	2,391,626
GPS Blue Financing DAC
5.645%, 11/09/41(B)	2,500,000	2,392,283

		4,783,909
JAPAN — 0.0%
Japan Bank for International Cooperation
4.375%, 10/05/27(G)	1,000,000	996,630

NETHERLANDS — 0.1%
Nederlandse Waterschapsbank
4.375%, 02/28/29(B)	500,000	498,013
1.000%, 05/28/30(B)	2,500,000	2,087,495

		2,585,508
RUSSIA — 0.0%
Serbia International Bond
6.000%, 06/12/34(B)	850,000	846,528

Total Sovereign Debt
(Cost $32,171,530)		31,003,206

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

BANK LOAN OBLIGATIONS — 0.1%
	Face Amount	Value
ECOLOGICAL SERVICES & EQUIPMENT — 0.1%
LTR Inter Holdings Term Loan
0.000%, 05/05/28	$498,708	$495,117
Terraform Power Operating Specified Refinancing Term Loan
7.842%, TSFR1M + 2.500%, 05/21/29(A)	1,633,166	1,637,249
Vistra Zero Operating Company Term Loan
6.357%, 03/20/31	995,000	969,767
Total Bank Loan Obligations
(Cost $3,117,824)		3,102,133

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

United States International Development Finance
1.790%, 10/15/29	$304,931	$283,694

Total U.S. Government Agency Obligation
(Cost $290,638)		283,694

SHORT-TERM INVESTMENT — 0.1%
	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 4.330%, (G)
(Cost $1,308,180)	1,308,180	$1,308,180
Total Short-Term Investment
(Cost $1,308,180)		1,308,180
Total Investments in Securities— 98.1%
(Cost $2,348,438,488)		$2,265,042,490

Percentages are based on Net Assets of $2,309,102,969.

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
U.S. 5-Year Treasury Note	926	Mar-2025	$99,179,470	$98,517,719	$(661,752)

‡	Real Estate Investment Trust.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at January 31, 2025 was $435,810,471 and represented 18.9% of Net Assets.

(C)	Step coupon security. Coupon rate will either increase (stepup bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Perpetual security with no stated maturity date.
(E)	Zero coupon security.
(F)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $1,280,104.
(G)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2025, was $1,308,180.

CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
MTN — Medium Term Note
PJSC — Public Joint-Stock Company
REMIC — Real Estate Mortgage Investment Conduit
RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year RB — Revenue Bond
Ser — Series SOFR — Secured Overnight Financing Rate SOFR30A — Secured Overnight Financing Rate 30-day Average SOFR90A — Secured Overnight Financing Rate 90-day Average
SOFRINDX — Secured Overnight Financing Rate Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
TSFR12M — Term Secured Overnight Financing Rate 12 Month
USD — U.S. Dollar
USISDA05 — US Mid-Market Swap Rate 5 Year

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

January 31, 2025 (Unaudited)

accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0700

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 26.7%
	Face Amount	Value
Agency Mortgage-Backed Obligations — 14.7%
FHLMC
6.000%, 10/01/54	$4,354,029	$4,385,792
FHLMC Multiclass Certificates Series, Ser 2024-P016, Cl A2
4.760%, 09/25/33 (A)	2,500,000	2,410,554
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.440%, 09/25/37 (A)	23,333,219	2,385,040
FNMA
6.000%, 08/01/54	8,715,424	8,779,002
5.136%, 07/01/29 (A)	1,000,000	1,005,208
GNMA
6.000%, 12/20/54	4,232,377	4,273,038
6.000%, 11/20/54	4,986,535	5,034,295
6.000%, 10/20/54	8,529,553	8,611,246
6.000%, 09/20/54	10,689,330	10,790,715
6.000%, 08/20/54	13,661,120	13,790,745
6.000%, 07/20/54	10,001,479	10,096,379
6.000%, 06/20/54	4,163,898	4,203,408
6.000%, 05/20/54	4,323,159	4,367,369
6.000%, 04/20/54	3,074,469	3,103,641
6.000%, 12/20/53	5,313,854	5,377,765
6.000%, 11/20/53	6,274,616	6,352,542
6.000%, 10/20/53	5,179,551	5,245,039
5.500%, 09/20/54	574,007	569,886
5.000%, 02/20/53	600,035	584,002
5.000%, 11/20/52	557,517	542,807
4.500%, 12/20/52	835,402	790,529
4.500%, 10/20/52	390,049	369,138
4.000%, 09/20/52	926,892	853,429
3.500%, 12/20/52	219,118	196,009
3.500%, 04/20/52	582,780	521,317
3.000%, 12/20/51	455,098	396,038
		105,034,933
Non-Agency Mortgage-Backed Obligations — 12.0%
Aventura Mall Trust, Ser AVM, Cl D
4.112%, 07/05/40 (A)(B)	1,500,000	1,406,760
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
5.226%, TSFR1M + 0.919%, 03/15/37 (A)(B)	2,000,000	1,924,747
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
5.625%, TSFR1M + 1.318%, 03/15/37 (A)(B)	2,400,000	2,160,000
BBCMS Mortgage Trust, Ser 2024-5C25, Cl C
6.643%, 03/15/57 (A)	925,000	950,744

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
BBCMS Mortgage Trust, Ser CHRS, Cl D
4.267%, 08/05/38 (A)(B)	$1,500,000	$1,295,517
BBCMS Mortgage Trust, Ser TALL, Cl D
5.953%, TSFR1M + 1.646%, 03/15/37 (A)(B)	1,000,000	860,342
Benchmark Mortgage Trust, Ser V6, Cl D
4.000%, 03/15/57	1,200,000	1,060,578
BMO Mortgage Trust, Ser 2023-C7, Cl C
7.123%, 12/15/56 (A)	250,000	269,870
BMO Mortgage Trust, Ser 5C5, Cl D
4.500%, 02/15/57 (B)	1,400,000	1,261,929
BMO Mortgage Trust, Ser 5C8, Cl D
4.500%, 12/15/57 (B)	1,200,000	1,076,127
BPR Trust, Ser 2022-OANA, Cl A
6.204%, TSFR1M + 1.898%, 04/15/37 (A)(B)	1,300,000	1,302,437
BPR Trust, Ser 2023-BRK2, Cl A
6.899%, 10/05/38 (A)(B)	2,100,000	2,195,171
BPR Trust, Ser 2023-BRK2, Cl C
8.335%, 10/05/38 (A)(B)	1,500,000	1,548,604
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.521%, TSFR1M + 1.214%, 09/15/36 (A)(B)	1,250,000	1,240,625
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.796%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,489,844
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,200,000	2,189,429
Cantor Commercial Real Estate Lending, Ser 2019-CF2, Cl E
2.500%, 11/15/52 (B)	2,000,000	1,468,592
CENT Trust, Ser 2023-CITY, Cl A
6.926%, TSFR1M + 2.620%, 09/15/38 (A)(B)	2,300,000	2,321,677
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	530,000	468,929
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	1,000,000	873,110
CFCRE Commercial Mortgage Trust, Ser 2016-C6, Cl AM
3.502%, 11/10/49 (A)	3,005,000	2,870,483
CHNGE Mortgage Trust, Ser 2022-NQM1, Cl A3
5.820%, 06/25/67 (B)(C)	817,157	814,244

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

January 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
CIFC Funding 2019-III, Ser 2025-3A, Cl CR2
%, TSFR3M + 1.800%, 01/16/38 (A)(B)	$895,000	$895,000
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AS
4.032%, 12/10/49 (A)	1,400,000	1,299,059
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	386,000	357,207
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	500,000	447,808
CSAIL Commercial Mortgage Trust, Ser 2019-C16, Cl C
4.237%, 06/15/52 (A)	550,000	498,035
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37	1,000,000	907,500
Extended Stay America Trust, Ser 2021-ESH, Cl B
5.801%, TSFR1M + 1.494%, 07/15/38 (A)(B)	394,402	394,771
Fashion Show Mall, Ser SHOW, Cl C
6.276%, 10/10/41 (A)(B)	2,300,000	2,329,562
FIVE Mortgage Trust, Ser 2023-V1, Cl C
6.297%, 02/10/56 (A)	2,223,000	2,211,207
GAM RE-REMIC TRUST, Ser 2021-FRR2, Cl AK44
0.860%, 09/27/51 (A)(B)	2,940,000	2,927,990
GAM RE-REMIC TRUST, Ser 2021-FRR2, Cl AK74, PO
0.000%, 09/27/51 (B)(D)	1,500,000	1,202,756
GAM RE-REMIC TRUST, Ser 2021-FRR2, Cl BK44
0.760%, 09/27/51 (A)(B)	1,570,000	1,563,279
GAM RE-REMIC TRUST, Ser 2022-FRR3, Cl AK47
0.703%, 05/27/48 (A)(B)	600,000	589,136
GS Mortgage Securities Corporation Trust, Ser 2021-IP, Cl A
5.372%, TSFR1M + 1.064%, 10/15/36 (A)(B)	2,000,000	1,990,625
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 (B)	1,720,060	1,443,510
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3
4.454%, 03/25/36 (A)	40,889	1,019
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,000,000	965,211

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl D
2.943%, 12/10/41 (A)(B)	$1,500,000	$1,298,169
Hudson Yards Mortgage Trust, Ser SPRL, Cl D
6.340%, 01/13/40 (A)(B)	2,000,000	2,021,133
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl B
3.986%, 10/15/48	3,375,000	3,306,915
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl C
4.060%, 10/15/48 (A)	1,750,000	1,681,236
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl AS
3.858%, 03/15/50 (A)	2,340,000	2,120,315
Life Mortgage Trust, Ser 2021-BMR, Cl C
5.521%, TSFR1M + 1.214%, 03/15/38 (A)(B)	594,851	592,992
MetroNet Infrastructure Issuer, Ser 2024-1A, Cl B
7.590%, 04/20/54 (B)	3,000,000	3,093,871
Morgan Stanley Capital I Trust, Ser 2018-L1, Cl C
4.780%, 10/15/51 (A)	2,455,000	2,287,608
NJ Trust 2023-GSP, Ser GSP, Cl A
6.481%, 01/06/29 (A)(B)	1,500,000	1,563,333
NYMT Loan Trust Series, Ser 2024-BPL2, Cl A1
6.509%, 05/25/39 (B)(C)	1,580,000	1,592,436
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	1,000,000	883,508
RFM Reremic Trust 2022-FRR1, Ser FRR1, Cl AK55, PO
–%, 03/28/49 (B)	1,640,000	1,522,209
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	802,500	683,091
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
5.678%, TSFR1M + 1.371%, 11/15/36 (A)(B)	715,000	711,425
STWD Mortgage Trust, Ser 2021-LIH, Cl D
6.726%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	446,625

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

January 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
SUMIT Mortgage Trust, Ser 2022-BVUE, Cl A
2.789%, 02/12/41 (B)	$660,000	$569,851
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl C
4.381%, 08/15/50 (A)	1,500,000	1,387,137
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/66 (A)(B)	641,667	564,402
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl C
4.176%, 07/15/48 (A)	2,000,000	1,913,027
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D
3.000%, 03/15/52 (B)	1,500,000	1,243,482
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl D
2.500%, 04/15/55 (B)	2,000,000	1,303,837
Wells Fargo Commercial Mortgage Trust, Ser 2024-SVEN, Cl A
6.011%, 06/10/37 (B)	1,500,000	1,537,275
		84,397,311
Total Mortgage-Backed Securities
(Cost $187,298,905)		189,432,244

U.S. TREASURY OBLIGATIONS — 25.5%

U.S. Treasury Notes
4.471%, USBMMY3M + 0.205%, 10/31/26(A)	$1,770,000	$1,774,320
4.436%, USBMMY3M + 0.170%, 10/31/25(A)	40,350,000	40,392,762
4.435%, USBMMY3M + 0.169%, 04/30/25(A)	11,020,000	11,024,039
4.416%, USBMMY3M + 0.150%, 04/30/26(A)	34,250,000	34,280,445
4.391%, USBMMY3M + 0.125%, 07/31/25(A)	39,670,000	39,686,676
4.250%, 01/15/28	225,000	224,807
4.250%, 01/31/30	47,780,000	47,537,367
4.250%, 11/15/34	390,000	380,311
3.500%, 04/30/30	5,750,000	5,510,791

Total U.S. Treasury Obligations
(Cost $180,769,280)		180,811,518

CORPORATE OBLIGATIONS — 21.6%
	Face Amount	Value
COMMUNICATION SERVICES — 0.3%
Alphabet
0.450%, 08/15/25	$1,250,000	$1,224,351
Charter Communications Operating
6.100%, 06/01/29	810,000	828,450
4.200%, 03/15/28	310,000	300,782
		2,353,583
CONSUMER DISCRETIONARY — 0.1%
Ford Motor Credit
5.303%, 09/06/29	560,000	549,840

CONSUMER STAPLES — 0.2%
Coty
6.625%, 07/15/30(B)	525,000	536,201
CVS Pass-Through Trust
6.036%, 12/10/28	1,087,614	1,096,805
		1,633,006
ENERGY — 1.9%
Devon Energy
7.875%, 09/30/31	340,000	384,823
Energy Transfer
6.100%, 12/01/28	1,955,000	2,027,337
Expand Energy
5.375%, 03/15/30	620,000	609,090
MidAmerican Energy
3.650%, 04/15/29	1,000,000	954,840
3.100%, 05/01/27	1,292,000	1,251,761
NFE Financing
12.000%, 11/15/29(B)	1,917,600	2,001,460
Occidental Petroleum
6.625%, 09/01/30	650,000	681,533
5.200%, 08/01/29	1,975,000	1,964,694
Ovintiv
5.650%, 05/15/28	1,000,000	1,015,029
Patterson-UTI Energy
3.950%, 02/01/28	1,525,000	1,462,943
South Bow USA Infrastructure Holdings
5.026%, 10/01/29(B)	1,580,000	1,554,224
		13,907,734
FINANCIALS — 13.8%
Anglo American Capital
3.875%, 03/16/29(B)	200,000	190,971
2.625%, 09/10/30(B)	200,000	174,563
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,000,000	1,010,599
Ares Capital
7.000%, 01/15/27	240,000	248,276
2.875%, 06/15/28	650,000	601,416

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

January 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Ares Strategic Income Fund
5.700%, 03/15/28(B)	$1,505,000	$1,505,107
Athene Global Funding
5.583%, 01/09/29(B)	2,485,000	2,510,219
Aviation Capital Group
6.375%, 07/15/30(B)	1,300,000	1,356,493
Barclays
5.690%, SOFRRATE + 1.740%, 03/12/30(A)	1,910,000	1,938,706
5.674%, SOFRRATE + 1.490%, 03/12/28(A)	760,000	771,362
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,473,231
Blackstone Private Credit Fund
2.625%, 12/15/26	2,625,000	2,500,157
Blue Owl Capital
2.875%, 06/11/28	810,000	741,376
Blue Owl Credit Income
7.750%, 01/15/29	955,000	1,017,077
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/30(A)(B)	2,390,000	2,395,146
Canadian Imperial Bank of Commerce
0.950%, 10/23/25	2,000,000	1,950,081
CDP Financial MTN
1.000%, 05/26/26(B)	1,000,000	956,531
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	501,134
Citibank
4.876%, SOFRRATE + 0.712%, 11/19/27(A)	500,000	500,907
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(A)	520,000	515,028
Citizens Financial Group
5.841%, SOFRRATE + 2.010%, 01/23/30(A)	640,000	651,151
Conservation Fund A Nonprofit
3.474%, 12/15/29	3,000,000	2,729,447
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/27(A)(B)	1,000,000	961,620
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/52(A)	4,123,000	4,236,337
Deutsche Bank NY
1.686%, 03/19/26	1,000,000	968,269
Enel Finance International
5.125%, 06/26/29(B)	2,000,000	1,998,699

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
European Investment Bank MTN
3.250%, 11/15/27	$700,000	$680,417
2.875%, 06/13/25	3,500,000	3,480,886
2.375%, 05/24/27	1,253,000	1,199,868
2.125%, 04/13/26	500,000	487,267
Fifth Third Bancorp
6.339%, SOFRRATE + 2.340%, 07/27/29(A)	1,325,000	1,377,018
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/27(A)	1,000,000	995,367
0.855%, SOFRRATE + 0.609%, 02/12/26(A)	500,000	499,508
Golub Capital BDC
2.500%, 08/24/26	1,610,000	1,542,205
HAT Holdings I
8.000%, 06/15/27(B)	500,000	519,812
Huntington Bancshares
6.208%, SOFRRATE + 2.020%, 08/21/29(A)	1,360,000	1,406,838
ING Groep
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	1,000,000	986,072
Inter-American Development Bank
4.664%, SOFRINDX + 0.280%, 04/12/27(A)	1,000,000	999,770
Inter-American Investment
4.125%, 02/15/28	2,500,000	2,477,976
International Bank for Reconstruction & Development
0.000%, 03/31/27(D)	2,500,000	2,325,192
0.000%, 03/31/28(D)	1,000,000	960,530
International Development Association
4.375%, 11/27/29(B)	2,125,000	2,112,131
0.875%, 04/28/26(B)	1,000,000	957,950
0.375%, 09/23/25	500,000	487,129
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	1,000,000	958,428
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	1,000,000	889,997
Kuntarahoitus
3.625%, 10/09/29(B)	1,000,000	966,070
Liberty Mutual Insurance
7.875%, 10/15/26(B)	1,250,000	1,294,694
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	1,000,000	842,267

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

January 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
M&T Bank
4.833%, SOFRRATE + 0.930%, 01/16/29(A)	$1,000,000	$994,171
Metropolitan Life Global Funding I
0.950%, 07/02/25(B)	2,850,000	2,807,326
NHP Foundation
5.850%, 12/01/28	250,000	259,158
Nuveen
5.550%, 01/15/30(B)	980,000	996,791
Oaktree Strategic Credit Fund
8.400%, 11/14/28	1,415,000	1,528,634
OPEC Fund for International Development
4.500%, 01/26/26(B)	1,000,000	998,385
OWS Cre Funding I
9.860%, US0001M + 4.900%, 09/15/25(A)(B)	1,161,064	1,163,096
Prudential Financial
5.700%, US0003M + 2.665%, 09/15/48(A)	2,115,000	2,101,818
1.500%, 03/10/26	1,000,000	968,710
Santander Holdings USA
5.353%, SOFRRATE + 1.940%, 09/06/30(A)	785,000	779,609
Societe Generale MTN
6.221%, H15T1Y + 3.200%, 06/15/33(A)(B)	840,000	848,081
Solar Star Funding
5.375%, 06/30/35(B)	698,104	696,915
3.950%, 06/30/35(B)	657,762	591,747
Starwood Property Trust
7.250%, 04/01/29‡(B)	500,000	516,059
6.000%, 04/15/30‡(B)	360,000	354,844
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/34(A)	2,935,000	2,872,229
4.568%, 12/17/26	4,820,000	4,809,430
Truist Bank
4.632%, H15T5Y + 1.150%, 09/17/29(A)	2,000,000	1,954,914
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/29(A)	1,965,000	2,101,158
UBS Group
5.617%, USISSO01 + 1.340%, 09/13/30(A)(B)	2,000,000	2,033,900
USAA Capital
2.125%, 05/01/30(B)	2,500,000	2,169,195

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Wells Fargo MTN
4.540%, SOFRRATE + 1.560%, 08/15/26(A)	$1,000,000	$998,658
WLB Asset II D Pte
6.500%, 12/21/26(B)	1,000,000	939,788
WLB Asset VI Pte
7.250%, 12/21/27(B)	1,000,000	1,042,993
		98,378,904
INDUSTRIALS — 0.3%
Mileage Plus Holdings
6.500%, 06/20/27(B)	1,685,000	1,700,022

INFORMATION TECHNOLOGY — 0.7%
Apple
3.000%, 06/20/27	2,165,000	2,100,268
Arrow Electronics
5.150%, 08/21/29	1,900,000	1,894,336
Intel
4.150%, 08/05/32	1,000,000	915,694
		4,910,298
MATERIALS — 0.8%
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	685,000	710,707
Celanese US Holdings
6.600%, 11/15/28	1,790,000	1,839,383
Freeport-McMoRan
5.250%, 09/01/29	810,000	812,523
LD Celulose International GmbH
7.950%, 01/26/32(B)	200,000	203,600
Smurfit Kappa Treasury ULC
5.200%, 01/15/30(B)	2,250,000	2,262,802
		5,829,015
REAL ESTATE — 0.1%
ERP Operating
4.150%, 12/01/28‡	1,000,000	976,744

UTILITIES — 3.4%
Avangrid
3.800%, 06/01/29	2,000,000	1,898,980
California Buyer
6.375%, 02/15/32(B)	675,000	665,206
CenterPoint Energy
7.000%, H15T5Y + 3.254%, 02/15/55(A)	1,500,000	1,530,005
Columbia Pipelines Holding
6.042%, 08/15/28(B)	445,000	456,763
Comision Federal de Electricidad
5.700%, 01/24/30(B)	525,000	507,098

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

January 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Consumers 2023 Securitization Funding
5.550%, 03/01/28	$769,616	$774,628
Continental Wind
6.000%, 02/28/33(B)	944,989	956,844
Electricite de France
5.700%, 05/23/28(B)	1,800,000	1,833,834
3.625%, 10/13/25(B)	500,000	495,423
Korea Electric Power
4.875%, 01/31/27(B)(E)	250,000	250,905
NextEra Energy Capital Holdings
6.700%, H15T5Y + 2.364%, 09/01/54(A)	3,008,000	3,056,714
NextEra Energy Operating Partners
7.250%, 01/15/29(B)	1,016,000	1,022,367
Oncor Electric Delivery
0.550%, 10/01/25	2,500,000	2,435,948
PG&E Recovery Funding
4.838%, 06/01/33	2,500,000	2,484,293
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	999,796
Sempra
6.625%, H15T5Y + 2.354%, 04/01/55(A)	2,029,000	2,002,977
Southern Power
4.150%, 12/01/25	1,000,000	997,191
0.900%, 01/15/26	1,000,000	964,230
		23,333,202
Total Corporate Obligations
(Cost $154,065,429)		153,572,348

ASSET-BACKED SECURITIES — 20.1%

Automotive — 11.9%
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl D
1.820%, 02/14/28 (B)	$160,733	$159,953
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl E
3.120%, 02/14/28 (B)	1,555,000	1,544,068
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl D
6.350%, 04/12/29 (B)	2,345,000	2,378,336
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (B)	1,450,000	1,488,778

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl C
6.990%, 09/12/30 (B)	$3,000,000	$3,061,392
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	1,630,000	1,648,409
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	168,661	162,593
Consumer Portfolio Services Auto Trust 2025-A, Ser 2025-A, Cl D
5.660%, 04/15/31 (B)	3,520,000	3,543,178
CPS Auto Receivables Trust, Ser 2022-C, Cl D
6.450%, 04/15/30 (B)	500,000	507,561
CPS Auto Receivables Trust, Ser 2023-A, Cl D
6.440%, 04/16/29 (B)	1,800,000	1,833,902
CPS Auto Receivables Trust, Ser 2023-B, Cl D
6.340%, 07/16/29 (B)	1,955,000	1,994,922
CPS Auto Receivables Trust, Ser 2023-D, Cl D
7.800%, 01/15/30 (B)	3,555,000	3,739,956
Drive Auto Receivables Trust 2024-2, Ser 2024-2, Cl D
4.940%, 05/17/32	1,410,000	1,391,553
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl E
3.440%, 08/17/26 (B)	1,467,520	1,460,348
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/27	918,654	897,886
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl E
2.900%, 07/17/28 (B)	1,190,000	1,158,433
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl D
4.560%, 07/17/28	500,000	498,645
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl D
5.980%, 12/15/28	505,000	510,569
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	3,430,000	3,534,741
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl D
8.030%, 04/06/29	3,950,000	4,106,338
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl D
6.690%, 06/15/29	1,680,000	1,717,681

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl D
6.320%, 08/15/29	$3,142,000	$3,210,737
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl D
6.950%, 12/17/29	2,400,000	2,469,599
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl D
5.840%, 06/17/30	1,005,000	1,018,817
Exeter Automobile Receivables Trust, Ser 2024-5A, Cl D
5.060%, 02/18/31	1,110,000	1,102,597
Flagship Credit Auto Trust, Ser 2022-1, Cl D
3.640%, 03/15/28 (B)	1,000,000	960,163
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28 (B)	740,000	688,752
Flagship Credit Auto Trust, Ser 2023-3, Cl D
6.580%, 08/15/29 (B)	674,000	672,125
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl E
3.140%, 01/18/28 (B)	2,000,000	1,978,711
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl D
3.970%, 01/18/28 (B)	4,080,000	4,045,388
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl D
6.420%, 06/15/28 (B)	500,000	508,109
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	430,000	436,183
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (B)	47,274	47,026
Octane Receivables Trust, Ser 2023-1A, Cl D
7.760%, 03/20/30 (B)	1,080,000	1,127,247
Octane Receivables Trust, Ser 2023-2A, Cl D
7.380%, 06/20/31 (B)	3,779,000	3,926,333
Octane Receivables Trust, Ser 2023-3A, Cl D
7.580%, 09/20/29 (B)	1,000,000	1,044,515
Octane Receivables Trust, Ser 2024-1A, Cl D
6.430%, 10/21/30 (B)	1,295,000	1,315,635
Octane Recievables Trust, Ser 2024-RPT1, Cl R1
6.680%, 02/22/30	3,875,000	3,874,982

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl D
1.130%, 11/16/26	$70,940	$70,747
Santander Drive Auto Receivables Trust, Ser 2023-S1, Cl R1
8.140%, 04/18/28 (B)	749,533	760,486
Santander Drive Auto Receivables Trust, Ser 2024-S2, Cl R1
5.800%, 12/16/28 (B)	2,415,727	2,418,533
Santander Drive Auto Receivables Trust, Ser 2024-S3, Cl R1
5.810%, 10/16/28 (B)	1,516,075	1,517,319
Santander Drive Auto Receivables Trust, Ser 2024-S3, Cl R2
5.980%, 10/16/28 (B)	1,977,833	1,979,833
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl D
5.430%, 03/17/31	1,720,000	1,722,041
Tesla Auto Lease Trust, Ser 2023-A, Cl A3
5.890%, 06/22/26 (B)	822,783	825,375
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	1,170,000	1,177,506
Tesla Auto Lease Trust, Ser 2024-B, Cl A2A
4.790%, 01/20/27 (B)	1,400,000	1,401,330
Tesla Auto Lease Trust, Ser 2024-B, Cl A3
4.820%, 10/20/27 (B)	1,000,000	1,000,494
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (B)	600,000	605,257
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A3
5.290%, 06/20/50 (B)	865,000	861,765
Westlake Automobile Receivables Trust, Ser 2022-2A, Cl D
5.480%, 09/15/27 (B)	1,255,000	1,262,067
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl D
6.020%, 10/15/29 (B)	1,685,000	1,715,068

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl D
5.540%, 11/15/30 (B)	$1,435,000	$1,442,246
		84,526,228
Other Asset-Backed Securities — 8.2%
Affirm Asset Securitization Trust, Ser 2024-X2, Cl D
6.080%, 12/17/29 (B)	710,000	706,731
Barings Private Credit CLO, Ser 2024-1A, Cl A1AR
5.932%, TSFR3M + 1.630%, 10/15/36 (A)(B)	3,255,000	3,254,883
Blackrock MT Hood CLO X, Ser 2023-1A, Cl A1
6.793%, TSFR3M + 2.500%, 04/20/35 (A)(B)	1,415,000	1,418,463
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/51 (B)	1,455,000	1,404,740
Carlyle Direct Lending CLO 2015-1R, Ser 2024-1A, Cl A11A
6.102%, TSFR3M + 1.800%, 07/15/36 (A)(B)	2,710,000	2,716,810
Carlyle Global Market Strategies CLO 2015-5, Ser 2024-5A, Cl A2R3
5.943%, TSFR3M + 1.650%, 01/20/32 (A)(B)	1,930,000	1,932,499
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (B)	1,121,306	1,028,817
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B
1.400%, 03/25/52 (B)	431,992	319,061
EnFin Residential Solar Receivables Trust, Ser 2024-2A, Cl A
5.980%, 09/20/55 (B)	1,993,342	1,923,965
Foundation Finance Trust, Ser 2023-2A, Cl C
7.310%, 06/15/49 (B)	1,500,000	1,551,257
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (B)	1,000,000	1,018,432
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (B)	1,000,000	1,065,843
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (B)	300,000	307,703
Golub Capital Partners Clo 45M, Ser 2024-45A, Cl A1R
5.913%, TSFR3M + 1.620%, 07/20/37 (A)(B)	3,400,000	3,411,550

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Golub Capital Partners Clo 47M, Ser 2024-47A, Cl A1AR
6.174%, TSFR3M + 1.620%, 08/05/37 (A)(B)	$1,385,000	$1,386,362
Guggenheim MM CLO, Ser 2021-3A, Cl A
6.105%, TSFR3M + 1.812%, 01/21/34 (A)(B)	2,000,000	2,004,798
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/51 (B)	1,326,875	1,195,143
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (B)	500,000	506,041
Jersey Mike's Funding, Ser 2019-1A, Cl A2
4.433%, 02/15/50 (B)	1,637,625	1,612,643
Katayma CLO I, Ser 2023-1A, Cl A1
6.293%, TSFR3M + 2.000%, 10/20/36 (A)(B)	2,990,000	3,014,383
Madison Park Funding XXXVI, Ser 2025-36A, Cl D1RR
6.848%, TSFR3M + 2.550%, 04/15/35 (A)(B)	6,000,000	6,000,000
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	1,056,821	799,943
Mosaic Solar Loan Trust, Ser 2023-2A, Cl C
8.180%, 09/22/53 (B)	1,000,000	716,784
MSWF Commercial Mortgage Trust 2023-1, Ser 1, Cl D
4.000%, 05/15/56 (B)	1,550,000	1,229,182
MVW Owner Trust, Ser 2024-2A, Cl C
4.920%, 03/20/42 (B)	657,193	641,864
Octagon Investment Partners 26, Ser 2018-1A, Cl CR
6.364%, TSFR3M + 2.062%, 07/15/30 (A)(B)	1,000,000	1,000,244
Pagaya AI Debt Grantor Trust 2024-6 And Pagaya AI Debt Trust 2024-6, Ser 2024-6, Cl C
7.068%, 11/15/31 (B)	2,051,972	2,076,200
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl D
6.307%, 07/15/32 (B)	1,020,000	1,020,181
Pagaya AI Debt Grantor Trust, Ser 2024-9, Cl D
6.174%, 03/15/32 (B)	1,759,731	1,758,782
Pagaya AI Debt Trust, Ser 2024-10, Cl D
6.429%, 06/15/32 (B)	1,350,000	1,351,158

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Pagaya AI Debt Trust, Ser 2024-3, Cl C
7.297%, 10/15/31 (B)	$1,760,980	$1,788,893
Pagaya AI Debt Trust, Ser 2025-1, Cl D
6.282%, 07/15/32 (B)	1,020,000	1,022,133
ServiceMaster Funding, Ser 2020-1, Cl A2I
2.841%, 01/30/51 (B)	942,960	867,992
SERVPRO Master Issuer, Ser 2019-1A, Cl A2
3.882%, 10/25/49 (B)	1,705,500	1,661,511
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	902,669	877,832
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	885,406	856,705
Sunrun Neptune Issuer 2024-1, Ser 2024-1A, Cl A
6.270%, 02/01/55 (B)	1,368,332	1,327,649
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	183,263	170,974
Westgate Resorts, Ser 2023-1A, Cl C
7.490%, 12/20/37 (B)	1,368,099	1,391,549
		58,339,700
Total Asset-Backed Securities
(Cost $142,327,788)		142,865,928

MUNICIPAL BONDS — 1.8%

Alaska — 0.1%
City of Port Lions Alaska, RB
7.000%, 10/01/32	$425,000	$440,706

California — 0.5%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,420,000	1,445,503
5.950%, 08/01/29	825,000	832,929
City & County of San Francisco California, GO
4.520%, 06/15/25	500,000	500,291
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	1,000,000	928,293
		3,707,016

MUNICIPAL BONDS — continued
	Face Amount	Value
Florida — 0.0%
Florida Development Finance, RB
8.250%, 07/01/57 (A)(B)	$375,000	$389,430

Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	737,744	712,307

Illinois — 0.3%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	500,000	497,068
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,228,738
		1,725,806
Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	234,358	23

Iowa — 0.1%
Iowa Finance Authority, RB
7.000%, 11/01/27 (B)	415,000	415,523

Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (B)	500,000	512,178
		512,178
New Hampshire — 0.5%
New Hampshire Business Finance Authority, RB
4.650%, 02/01/29 (A)(B)	2,500,000	2,500,000
4.520%, 07/01/33 (A)(B)	850,000	850,000
		3,350,000
New York — 0.1%
New York State Energy Research & Development Authority, Ser A, RB
4.621%, 04/01/27	820,000	812,453

Pennsylvania — 0.0%
Redevelopment Authority of the City of Philadelphia, Ser A, RB
5.226%, 09/01/40	275,000	269,643

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

January 31, 2025 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	$215,000	$215,410

Wisconsin — 0.1%
Public Finance Authority, Ser A, RB
5.292%, 07/01/29	500,000	499,498

Total Municipal Bonds
(Cost $13,273,750)		13,049,993

SOVEREIGN DEBT — 1.2%

CANADA — 0.3%
OMERS Finance Trust
3.500%, 04/19/32(B)	$2,000,000	$1,817,258

		1,817,258
FRANCE — 0.1%
Caisse d'Amortissement de la Dette Sociale
3.000%, 05/17/25(B)	1,000,000	995,726

JAPAN — 0.5%
Japan Bank for International Cooperation
4.375%, 10/05/27	1,846,000	1,839,779
1.625%, 01/20/27	1,500,000	1,420,528

		3,260,307
JORDAN — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
3.000%, 06/30/25	1,000,000	992,638

NETHERLANDS — 0.2%
Nederlandse Waterschapsbank
4.375%, 02/28/29(B)	400,000	398,411
1.000%, 05/28/30(B)	1,000,000	834,998

		1,233,409
Total Sovereign Debt
(Cost $8,362,726)		8,299,338

BANK LOAN OBLIGATIONS — 0.4%
	Face Amount	Value
ECOLOGICAL SERVICES & EQUIPMENT — 0.4%
LTR Inter Holdings Term Loan
0.000%, 05/05/28	$249,354	$247,558
Terraform Power Operating Specified Refinancing Term Loan
7.842%, TSFR1M + 2.500%, 05/21/29(A)	1,633,166	1,637,249
Vistra Zero Operating Company Term Loan
6.357%, 03/20/31	995,000	969,767
Total Bank Loan Obligations
(Cost $2,870,351)		2,854,574

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

United States International Development Finance
1.790%, 10/15/29	$243,945	$226,955

Total U.S. Government Agency Obligation
(Cost $232,510)		226,955

SHORT-TERM INVESTMENT — 0.0%
	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 4.330%, (F)
(Cost $298,050)	298,050	$298,050
Total Short-Term Investment
(Cost $298,050)		298,050
Total Investments in Securities— 97.3%
(Cost $689,498,789)		$691,410,948

Percentages are based on Net Assets of $710,609,498.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

January 31, 2025 (Unaudited)

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
U.S. 5-Year Treasury Note	232	Mar-2025	$24,817,435	$24,682,625	$(134,810)

‡	Real Estate Investment Trust.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at January 31, 2025 was $240,964,374 and represented 33.9% of Net Assets.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Zero coupon security.
(E)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $288,821.
(F)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2025, was $298,050.

Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IO— Interest Only
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFRRATE — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0700

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.8%
	Shares	Value
COMMUNICATION SERVICES — 10.5%
Alphabet, Cl A	494,242	$100,835,253
Alphabet, Cl C	406,046	83,483,058
AT&T	725,721	17,221,359
Charter Communications, Cl A *	7,775	2,686,185
Comcast, Cl A	306,905	10,330,422
Electronic Arts	19,191	2,358,766
Fox, Cl A	17,786	910,287
Fox, Cl B	10,642	517,201
Interpublic Group of	29,979	859,498
Match Group	20,204	721,283
Meta Platforms, Cl A	177,281	122,178,520
Netflix *	34,371	33,572,218
News, Cl A	30,432	855,748
News, Cl B	9,037	286,021
Omnicom Group	15,722	1,364,512
Paramount Global, Cl B (A)	47,880	520,934
Take-Two Interactive Software *	13,133	2,436,303
T-Mobile US	65,693	15,304,498
Verizon Communications	408,465	16,089,436
Walt Disney	145,612	16,462,893
Warner Bros Discovery *	179,527	1,874,262
		430,868,657
CONSUMER DISCRETIONARY — 11.4%
Airbnb, Cl A *	34,806	4,565,503
Amazon.com *	759,024	180,404,824
AutoZone *	1,359	4,552,935
Best Buy	15,695	1,347,573
Booking Holdings	2,661	12,606,647
BorgWarner	17,542	559,590
CarMax *	12,461	1,067,160
Carnival *	83,522	2,311,054
Chipotle Mexican Grill, Cl A *	109,600	6,395,160
Darden Restaurants	9,448	1,844,628
Deckers Outdoor *	12,216	2,166,630
Domino's Pizza	2,777	1,247,206
DR Horton	23,449	3,327,413
eBay	38,475	2,596,293
Expedia Group *	9,876	1,688,302
Ford Motor	313,817	3,163,275
Garmin	12,352	2,666,179
General Motors	88,416	4,373,055
Genuine Parts	11,179	1,299,559
Hasbro	10,585	612,236
Hilton Worldwide Holdings	19,602	5,019,484
Home Depot	79,868	32,904,019
Lennar, Cl A	19,202	2,520,070
LKQ	20,920	782,199
Lowe's	45,614	11,861,465
Lululemon Athletica *	9,082	3,761,764
Marriott International, Cl A	18,546	5,389,282

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
McDonald's	57,621	$16,635,183
Mohawk Industries *	4,213	515,250
NIKE, Cl B	95,735	7,362,022
Norwegian Cruise Line Holdings *	35,371	1,002,768
NVR *	246	1,971,980
O'Reilly Automotive *	4,642	6,008,698
Pool	3,060	1,053,405
PulteGroup	16,490	1,876,232
Ralph Lauren, Cl A	3,234	807,530
Ross Stores	26,676	4,016,339
Royal Caribbean Cruises	19,890	5,302,674
Starbucks	91,185	9,818,801
Tapestry	18,710	1,364,707
Tesla *	224,557	90,855,762
TJX	90,689	11,317,080
Tractor Supply	42,980	2,336,393
Ulta Beauty *	3,788	1,561,224
Yum! Brands	22,439	2,928,290
		467,767,843
CONSUMER STAPLES — 6.2%
Archer-Daniels-Midland	38,449	1,969,742
Brown-Forman, Cl B	14,673	484,356
Bunge Global	11,273	858,213
Campbell Soup	34,587	1,340,938
Clorox	13,107	2,079,819
Coca-Cola	543,938	34,529,184
Colgate-Palmolive	144,184	12,500,753
Conagra Brands	63,910	1,654,630
Constellation Brands, Cl A	24,544	4,437,555
Costco Wholesale	44,866	43,963,296
Dollar General	17,695	1,257,407
Dollar Tree *	16,247	1,191,717
Estee Lauder, Cl A	18,794	1,567,983
General Mills	76,860	4,622,361
Hershey	22,295	3,327,529
Hormel Foods	33,617	1,007,838
J M Smucker	8,556	914,551
Kellanova	27,994	2,287,950
Kenvue	194,381	4,138,371
Keurig Dr Pepper	176,890	5,678,169
Kimberly-Clark	64,025	8,321,329
Kraft Heinz	139,056	4,149,431
Kroger	59,742	3,682,497
Lamb Weston Holdings	11,486	688,471
McCormick	29,761	2,298,442
Molson Coors Beverage, Cl B	14,028	768,033
Mondelez International, Cl A	198,528	11,512,639
Monster Beverage *	119,208	5,806,622
PepsiCo	201,528	30,368,254
Sysco	39,518	2,881,653

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Target	37,041	$5,108,324
Tyson Foods, Cl A	29,177	1,648,209
Walgreens Boots Alliance	57,737	593,536
Walmart	492,934	48,386,401
		256,026,203
ENERGY — 3.2%
APA	29,752	652,461
Baker Hughes, Cl A	79,531	3,672,742
Chevron	134,384	20,048,749
ConocoPhillips	103,994	10,277,727
Coterra Energy	59,239	1,642,105
Devon Energy	52,780	1,799,798
Diamondback Energy	15,026	2,469,673
EOG Resources	45,225	5,688,853
Equities	48,000	2,453,760
Exxon Mobil	382,836	40,898,370
Halliburton	70,613	1,837,350
Hess	22,223	3,089,663
Kinder Morgan	155,414	4,270,777
Marathon Petroleum	25,842	3,765,438
Occidental Petroleum	54,287	2,532,489
ONEOK	46,956	4,562,714
Phillips 66	33,207	3,914,109
Schlumberger	113,542	4,573,472
Targa Resources	17,534	3,450,691
Texas Pacific Land	1,515	1,965,213
Valero Energy	25,456	3,385,648
Williams	98,047	5,434,745
		132,386,547
FINANCIALS — 14.2%
Aflac	40,202	4,316,891
Allstate	21,292	4,095,090
American Express	44,747	14,204,935
American International Group	50,126	3,692,281
Ameriprise Financial	7,801	4,238,751
Aon, Cl A	17,389	6,448,189
Apollo Global Management	35,941	6,145,192
Arch Capital Group	30,163	2,807,270
Arthur J Gallagher	20,157	6,083,786
Assurant	4,124	887,444
Bank of America	536,769	24,852,405
Bank of New York Mellon	58,495	5,026,475
Berkshire Hathaway, Cl B *	160,240	75,099,681
BlackRock Funding	11,706	12,589,803
Blackstone	58,054	10,281,944
Brown & Brown	19,084	1,997,331
Capital One Financial	30,675	6,248,804
Cboe Global Markets	8,417	1,719,846
Charles Schwab	120,249	9,946,997
Chubb	31,817	8,650,406
Cincinnati Financial	12,569	1,722,581

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Citigroup	152,081	$12,383,956
Citizens Financial Group	35,449	1,686,309
CME Group, Cl A	28,975	6,853,167
Corpay *	5,605	2,132,646
Discover Financial Services	20,188	4,059,605
Erie Indemnity, Cl A	2,006	808,318
Everest Group	3,456	1,200,995
FactSet Research Systems	3,055	1,449,323
Fidelity National Information Services	43,327	3,529,851
Fifth Third Bancorp	53,926	2,389,461
Fiserv *	45,745	9,882,750
Franklin Resources	24,860	552,886
Global Payments	20,463	2,309,250
Globe Life	6,750	824,107
Goldman Sachs Group	25,241	16,164,336
Hartford Financial Services Group	23,309	2,600,119
Huntington Bancshares	116,851	2,009,837
Intercontinental Exchange	46,168	7,379,031
Invesco	36,186	695,857
Jack Henry & Associates	5,866	1,021,212
JPMorgan Chase	226,373	60,509,503
KeyCorp	79,667	1,432,413
Loews	14,543	1,242,699
M&T Bank	13,341	2,684,743
MarketAxess Holdings	3,032	668,950
Marsh & McLennan	42,020	9,113,298
Mastercard, Cl A	72,036	40,010,955
MetLife	46,729	4,042,526
Millrose Properties *	9,601	—
Moody's	12,530	6,257,983
Morgan Stanley	99,745	13,807,700
MSCI, Cl A	6,302	3,760,844
Nasdaq	33,317	2,743,322
Northern Trust	15,938	1,789,678
PayPal Holdings *	80,599	7,139,459
PNC Financial Services Group	31,904	6,411,109
Principal Financial Group	16,939	1,396,621
Progressive	50,075	12,340,483
Prudential Financial	28,625	3,456,755
Raymond James Financial	14,712	2,478,678
Regions Financial	73,080	1,800,691
S&P Global	25,529	13,311,076
State Street	23,561	2,394,269
Synchrony Financial	31,261	2,156,384
T Rowe Price Group	17,863	2,088,542
Travelers	18,254	4,475,516
Truist Financial	106,734	5,082,673
US Bancorp	125,438	5,993,428
Visa, Cl A	150,975	51,603,255
W R Berkley	24,217	1,424,686

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Wells Fargo	267,735	$21,097,518
Willis Towers Watson	8,099	2,669,147
		586,374,022
HEALTH CARE — 8.6%
Align Technology *	5,642	1,236,219
Baxter International	90,600	2,949,936
Boston Scientific *	271,445	27,785,110
Cardinal Health	59,502	7,358,017
Cencora, Cl A	40,982	10,418,034
Centene *	100,700	6,447,821
Cigna Group	38,149	11,223,817
CVS Health	180,239	10,179,899
DaVita *	11,289	1,989,122
Dexcom *	31,413	2,727,591
Edwards Lifesciences *	74,934	5,428,968
Elevance Health	46,389	18,356,127
Henry Schein *	48,230	3,858,400
Hologic *	104,381	7,530,045
Humana	17,962	5,266,997
IDEXX Laboratories *	11,107	4,687,709
Insulet *	5,640	1,570,063
Intuitive Surgical *	44,206	25,280,527
IQVIA Holdings *	120,131	24,189,578
McKesson	20,580	12,239,955
Medtronic	218,690	19,861,426
Mettler-Toledo International *	21,094	28,781,498
Molina Healthcare *	13,284	4,123,487
Quest Diagnostics	48,607	7,927,802
ResMed	20,374	4,811,931
Solventum *	38,058	2,818,576
STERIS	30,351	6,696,948
Stryker	58,899	23,046,590
Teleflex	8,879	1,600,351
West Pharmaceutical Services	65,061	22,221,585
Zimmer Biomet Holdings	56,788	6,217,150
Zoetis, Cl A	219,654	37,538,869
		356,370,148
INDUSTRIALS — 7.8%
3M	43,786	6,664,229
A O Smith	9,556	643,119
Allegion	6,990	927,783
AMETEK	26,401	4,872,569
Aptiv *	18,937	1,182,048
Automatic Data Processing	45,503	13,787,864
Axon Enterprise *	5,825	3,798,948
Broadridge Financial Solutions	9,399	2,239,030
Builders FirstSource *	9,254	1,548,009
Carrier Global	67,086	4,386,083
Caterpillar	43,342	16,098,952
CH Robinson Worldwide	9,505	945,652
Cintas	38,316	7,685,040

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Copart *	70,492	$4,083,602
CSX	155,082	5,097,545
Cummins	12,554	4,472,363
Dayforce *	12,670	896,276
Deere	24,492	11,671,908
Dover	11,031	2,246,794
Eaton	43,155	14,087,518
Emerson Electric	46,064	5,986,017
Equifax	9,967	2,738,732
Expeditors International of Washington	11,255	1,278,343
Fastenal	58,529	4,286,664
FedEx	18,074	4,787,260
Fortive	27,850	2,265,041
GE Vernova	24,236	9,037,120
Generac Holdings *	4,784	714,395
General Electric	114,118	23,231,001
Howmet Aerospace	35,123	4,445,869
Hubbell, Cl B	4,316	1,825,711
IDEX	6,089	1,365,824
Illinois Tool Works	29,545	7,656,882
Ingersoll Rand	32,359	3,035,274
JB Hunt Transport Services	6,405	1,096,664
Johnson Controls International	55,824	4,354,272
Lennox International	2,578	1,527,259
Masco	17,391	1,378,758
Nordson	4,368	961,921
Norfolk Southern	18,191	4,644,162
Old Dominion Freight Line	15,107	2,804,010
Otis Worldwide	35,532	3,390,463
PACCAR	42,157	4,674,368
Parker-Hannifin	12,508	8,843,781
Paychex	35,616	5,259,415
Paycom Software	3,909	811,352
Pentair	13,286	1,377,492
Quanta Services	11,869	3,651,023
Republic Services, Cl A	28,286	6,134,385
Rockwell Automation	9,078	2,527,588
Rollins	22,570	1,117,215
Snap-on	4,222	1,499,443
Southwest Airlines	48,271	1,482,402
Stanley Black & Decker	12,387	1,090,923
Trane Technologies	25,122	9,113,006
TransDigm Group	6,708	9,078,205
Uber Technologies *	169,300	11,317,705
Union Pacific	48,747	12,079,019
United Airlines Holdings *	26,438	2,798,198
United Parcel Service, Cl B	58,807	6,717,524
United Rentals	5,276	3,999,525
Veralto	19,885	2,055,910
Verisk Analytics, Cl A	11,354	3,263,594
Waste Management	43,900	9,669,414

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Westinghouse Air Brake Technologies	20,273	$4,215,162
WW Grainger	4,267	4,534,413
Xylem	19,534	2,422,997
		319,881,033
INFORMATION TECHNOLOGY — 31.3%
Accenture, Cl A	50,243	19,341,043
Adobe *	35,395	15,483,543
Advanced Micro Devices *	130,485	15,129,736
Akamai Technologies *	12,116	1,210,388
Amphenol, Cl A	96,939	6,861,342
Analog Devices	49,707	10,532,416
ANSYS *	7,032	2,464,716
Apple	1,243,137	293,380,332
Applied Materials	66,288	11,955,041
Arista Networks *	83,061	9,571,119
Autodesk *	17,288	5,382,446
Broadcom	384,331	85,040,920
Cadence Design Systems *	22,053	6,563,414
CDW	10,715	2,133,785
Cisco Systems	320,550	19,425,330
Cognizant Technology Solutions, Cl A	39,901	3,296,222
Crowdstrike Holdings, Cl A *	18,712	7,448,686
Dell Technologies, Cl C	24,698	2,558,713
Enphase Energy *	10,859	676,299
EPAM Systems *	4,561	1,158,312
F5 *	4,671	1,388,501
Fair Isaac *	1,958	3,668,431
First Solar *	8,608	1,442,012
Fortinet *	51,115	5,156,481
Gartner *	6,202	3,366,632
Gen Digital	43,648	1,174,568
GoDaddy, Cl A *	11,288	2,400,393
Hewlett Packard Enterprise	104,419	2,212,639
HP	77,523	2,519,497
Intel	346,766	6,737,663
International Business Machines	74,348	19,010,783
Intuit	22,537	13,556,231
Jabil	9,073	1,473,546
Juniper Networks	26,599	927,241
Keysight Technologies *	13,954	2,488,696
KLA	12,699	9,374,910
Lam Research	103,440	8,383,812
Microchip Technology	43,228	2,347,280
Micron Technology	89,109	8,130,305
Microsoft	629,868	261,433,012
Monolithic Power Systems	3,922	2,499,765
Motorola Solutions	13,438	6,305,782
NetApp	16,466	2,010,499
NVIDIA	1,995,712	239,625,140

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
NXP Semiconductors	20,436	$4,261,928
ON Semiconductor *	34,200	1,790,028
Oracle	129,231	21,977,024
Palantir Technologies, Cl A *	164,800	13,594,352
Palo Alto Networks *	52,627	9,705,471
PTC *	9,659	1,868,823
QUALCOMM	89,332	15,448,183
Roper Technologies	8,622	4,963,254
Salesforce	76,869	26,266,137
Seagate Technology Holdings	17,004	1,638,505
ServiceNow *	16,564	16,868,446
Skyworks Solutions	12,889	1,144,028
Super Micro Computer *	40,500	1,155,060
Synopsys *	12,352	6,490,729
TE Connectivity	24,055	3,559,418
Teledyne Technologies *	3,747	1,915,954
Teradyne	13,095	1,516,270
Texas Instruments	94,800	17,501,028
Trimble *	19,600	1,469,216
Tyler Technologies *	3,441	2,070,243
VeriSign *	6,645	1,428,675
Western Digital *	27,847	1,813,675
Workday, Cl A *	17,127	4,488,302
Zebra Technologies, Cl A *	4,147	1,625,375
		1,291,807,746
MATERIALS — 2.2%
Air Products and Chemicals	20,107	6,741,073
Albemarle	9,460	796,437
Amcor	116,235	1,129,804
Avery Dennison	6,460	1,199,816
Ball	23,968	1,335,018
Celanese, Cl A	8,804	625,436
CF Industries Holdings	14,004	1,291,309
Corteva	55,239	3,605,450
Dow	56,328	2,199,608
DuPont de Nemours	33,565	2,577,792
Eastman Chemical	9,333	930,033
Ecolab	26,292	6,577,995
FMC	10,026	559,250
Freeport-McMoRan	115,551	4,142,503
International Flavors & Fragrances	20,567	1,791,180
International Paper	27,930	1,553,746
Linde	56,597	25,249,054
LyondellBasell Industries, Cl A	20,895	1,581,751
Martin Marietta Materials	4,914	2,673,806
Mosaic	25,566	713,036
Newmont	91,501	3,908,923
Nucor	18,881	2,424,887
Packaging Corp of America	7,170	1,524,772
PPG Industries	18,654	2,152,299

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Sherwin-Williams	18,631	$6,672,879
Smurfit WestRock	39,741	2,109,850
Steel Dynamics	11,385	1,459,557
Vulcan Materials	10,619	2,911,199
		90,438,463
REAL ESTATE — 2.2%
American Tower ‡	37,573	6,949,126
AvalonBay Communities ‡	11,422	2,530,087
BXP ‡	11,672	853,690
Camden Property Trust ‡	8,578	975,404
CBRE Group, Cl A *	24,186	3,500,682
CoStar Group *	33,000	2,527,800
Crown Castle International ‡	34,910	3,116,765
Digital Realty Trust ‡	32,948	5,398,859
Equinix ‡	10,686	9,763,371
Equity Residential ‡	27,482	1,941,054
Essex Property Trust ‡	5,168	1,470,658
Extra Space Storage ‡	17,045	2,624,930
Federal Realty Investment Trust ‡	6,149	667,966
Host Hotels & Resorts ‡	56,191	938,952
Invitation Homes ‡	45,800	1,426,670
Iron Mountain ‡	23,626	2,399,693
Kimco Realty ‡	54,155	1,215,780
Mid-America Apartment Communities ‡	9,398	1,433,947
Prologis ‡	74,471	8,880,667
Public Storage ‡	12,672	3,782,338
Realty Income ‡	70,330	3,842,831
Regency Centers ‡	13,087	940,170
SBA Communications, Cl A ‡	8,646	1,708,104
Simon Property Group ‡	24,660	4,287,387
UDR ‡	24,183	1,009,398
Welltower ‡	112,583	15,365,328
Weyerhaeuser ‡	58,469	1,790,321
		91,341,978
UTILITIES — 2.2%
Alliant Energy	20,600	1,212,928
American Water Works	15,671	1,953,233
Atmos Energy	18,353	2,615,486
CenterPoint Energy	52,386	1,706,212
CMS Energy	29,737	1,962,642
Consolidated Edison	46,174	4,328,351
Constellation Energy	25,149	7,544,197
Dominion Energy	70,567	3,922,820
Edison International	32,587	1,759,698
Entergy	56,430	4,575,344
Eversource Energy	29,469	1,699,772
Exelon	143,213	5,728,520
FirstEnergy	58,057	2,310,669
NextEra Energy	194,588	13,924,717

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
NRG Energy	16,278	$1,667,518
PG&E	331,400	5,186,410
Pinnacle West Capital	9,104	791,684
Public Service Enterprise Group	80,846	6,753,875
Sempra	103,814	8,609,295
Southern	168,443	14,140,790
		92,394,161
Total Common Stock
(Cost $1,767,766,422)		4,115,656,801

RIGHTS — 0.0%
	Number of Rights

Abiomed * (B)(C)	5,594	$—

Total Rights
(Cost $–)		—

SHORT-TERM INVESTMENT — 0.0%
	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 4.820%, (D)
(Cost $530,880)	530,880	$530,880
Total Short-Term Investment
(Cost $530,880)		530,880
Total Investments in Securities— 99.8%
(Cost $1,768,297,302)		$4,116,187,681

Percentages are based on Net Assets of $4,122,695,295.

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
S&P 500 Index E-MINI	14	Mar-2025	$4,177,268	$4,247,075	$69,808

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $520,452.
(B)	Level 3 security in accordance with fair value hierarchy.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

January 31, 2025 (Unaudited)

(C)	Expiration date not available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2025, was $530,880.

Cl — Class

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0700

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.3%
	Shares	Value
COMMUNICATION SERVICES — 3.4%
Cable One	1,916	$582,483
Cargurus, Cl A *	37,418	1,466,786
Cars.com *	25,898	464,092
Cinemark Holdings *	45,463	1,301,606
Cogent Communications Holdings	18,124	1,365,462
EchoStar, Cl A *	51,701	1,430,050
Gogo *	29,489	248,887
IAC *	30,327	1,283,742
John Wiley & Sons, Cl A	17,767	727,203
Lumen Technologies *	426,854	2,108,659
Madison Square Garden Sports *	6,988	1,536,452
QuinStreet *	24,515	580,025
Scholastic	10,662	206,949
Shenandoah Telecommunications	22,060	238,248
Shutterstock (A)	10,613	313,296
TEGNA	66,396	1,209,735
Telephone and Data Systems	41,564	1,469,287
Thryv Holdings *	16,618	290,981
Toro Combineco *	12,671	215,787
TripAdvisor *	47,888	840,913
Yelp, Cl A *	27,123	1,083,293
Ziff Davis *	18,172	979,289
		19,943,225
CONSUMER DISCRETIONARY — 14.5%
Abercrombie & Fitch, Cl A *	300	35,814
Academy Sports & Outdoors	28,973	1,515,578
Adient *	35,930	626,260
Adtalem Global Education *	16,278	1,743,862
Advance Auto Parts	24,959	1,210,511
American Axle & Manufacturing Holdings *	48,432	253,299
American Eagle Outfitters	71,968	1,161,564
Asbury Automotive Group *	8,058	2,390,647
Bath & Body Works	90,401	3,399,982
BJ's Restaurants *	11,106	401,926
Bloomin' Brands	36,096	453,366
Boot Barn Holdings *	12,728	2,047,299
Brinker International *	19,021	3,461,251
Buckle	12,326	586,841
Caleres	14,515	266,060
Carter's	15,950	860,024
Cavco Industries *	3,548	1,804,655
Century Communities	12,505	955,132
Champion Homes *	22,846	2,109,371
Cheesecake Factory	20,893	1,173,142
Cracker Barrel Old Country Store	10,258	666,565
Dana	53,492	852,662

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Dave & Buster's Entertainment *	14,717	$390,884
Dorman Products *	11,192	1,469,286
Dream Finders Homes, Cl A *,(A)	13,389	308,884
Ethan Allen Interiors	11,258	349,223
Etsy *	46,562	2,556,719
Foot Locker *	35,427	710,311
Fox Factory Holding *	17,182	469,412
Frontdoor *	32,657	1,955,501
Gentherm *	12,766	487,023
G-III Apparel Group *	18,122	565,769
Green Brick Partners *	14,042	849,120
Group 1 Automotive	5,357	2,445,417
Guess?	11,231	144,992
Hanesbrands *	153,298	1,244,780
Helen of Troy *	10,381	641,338
Installed Building Products	10,000	1,988,400
Jack in the Box	9,425	369,366
Kohl's (A)	46,440	613,472
Kontoor Brands	21,717	1,994,706
La-Z-Boy, Cl Z	19,025	897,980
LCI Industries	10,492	1,099,457
Leggett & Platt	62,804	663,210
Leslie's *	84,999	171,698
LGI Homes *	9,394	838,696
M/I Homes *	11,850	1,490,730
MarineMax *	8,739	265,316
Meritage Homes	31,208	2,430,167
Mister Car Wash *	48,058	385,425
Monro	12,341	242,377
National Vision Holdings *	34,550	393,870
ODP *	12,411	280,489
Oxford Industries	6,972	584,672
Papa John's International	14,556	575,981
Patrick Industries	13,846	1,345,000
Perdoceo Education	27,862	801,868
Phinia	17,331	881,975
Sabre *	173,356	580,743
Sally Beauty Holdings *	41,983	456,355
Shake Shack, Cl A *	17,073	2,016,833
Shoe Carnival	7,350	198,891
Signet Jewelers	18,152	1,075,143
Six Flags Entertainment	40,722	1,795,433
Sonic Automotive, Cl A	6,026	447,431
Sonos *	55,395	763,897
Standard Motor Products	8,458	262,367
Steven Madden	31,898	1,309,413
Strategic Education	10,773	1,058,232
Stride *	18,397	2,481,755
Topgolf Callaway Brands *	68,270	536,602
Tri Pointe Homes *	41,274	1,521,360

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Upbound Group, Cl A	20,061	$588,590
Urban Outfitters *	23,281	1,290,233
VF	141,178	3,666,393
Victoria's Secret *	33,011	1,200,280
Winnebago Industries	11,917	569,633
Wolverine World Wide	35,375	789,924
XPEL *	9,326	391,039
		83,879,872
CONSUMER STAPLES — 2.9%
Andersons	14,252	580,769
B&G Foods	39,651	256,938
Cal-Maine Foods	17,444	1,882,208
Central Garden & Pet *	3,986	145,449
Central Garden & Pet, Cl A *	21,906	683,248
Chefs' Warehouse *	15,408	829,875
Edgewell Personal Care	20,077	668,564
Energizer Holdings	27,169	923,474
Fresh Del Monte Produce	15,960	486,620
Grocery Outlet Holding *	42,863	693,952
Hain Celestial Group *	44,954	227,467
Inter Parfums	7,663	1,080,636
J & J Snack Foods	6,872	943,045
John B Sanfilippo & Son	4,054	293,266
MGP Ingredients	6,797	245,576
National Beverage	11,451	481,515
PriceSmart	10,840	986,115
Simply Good Foods *	39,587	1,504,306
SpartanNash	14,998	273,414
Tootsie Roll Industries	8,390	260,593
TreeHouse Foods *	20,938	722,780
United Natural Foods *	26,450	786,623
USANA Health Sciences *	4,582	149,236
WD-40	5,679	1,334,281
WK Kellogg (A)	29,995	497,617
		16,937,567
ENERGY — 4.6%
Archrock	77,927	2,188,969
Atlas Energy Solutions, Cl A (A)	29,509	677,527
Bristow Group *	12,614	420,929
Cactus, Cl A	29,450	1,758,460
California Resources	32,469	1,597,475
Comstock Resources *	42,426	787,427
Core Laboratories	24,475	415,341
Crescent Energy, Cl A	78,936	1,188,776
CVR Energy (A)	18,912	358,382
Dorian LPG	18,003	432,792
Green Plains *	35,929	320,846
Helix Energy Solutions Group *	70,744	567,367
Helmerich & Payne	44,601	1,408,946
Innovex International *	21,414	333,630
International Seaways	18,742	730,001

COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Liberty Energy, Cl A	73,642	$1,348,385
Magnolia Oil & Gas, Cl A	87,273	2,068,370
Nabors Industries *	4,759	272,310
Northern Oil and Gas	44,710	1,607,325
Par Pacific Holdings *	28,316	473,444
Patterson-UTI Energy	162,086	1,308,034
ProPetro Holding *	42,984	381,698
REX American Resources *	8,049	335,804
RPC	50,785	311,312
SM Energy	51,317	1,947,993
Talos Energy *	65,895	653,678
Tidewater *	21,539	1,187,014
Vital Energy *	14,717	469,472
World Kinect	28,001	791,588
		26,343,295
FINANCIALS — 18.7%
Ambac Financial Group *	20,832	242,276
Ameris Bancorp	26,654	1,749,835
AMERISAFE	7,876	393,958
Apollo Commercial Real Estate Finance ‡	53,514	474,134
Arbor Realty Trust ‡,(A)	77,723	1,040,711
ARMOUR Residential REIT ‡,(A)	22,978	432,446
Artisan Partners Asset Management, Cl A	28,874	1,290,379
Assured Guaranty	19,717	1,865,228
Atlantic Union Bankshares	36,996	1,397,339
Axos Financial *	22,350	1,562,935
Banc of California	57,003	913,188
BancFirst	8,189	975,146
Bancorp *	19,752	1,206,057
Bank of Hawaii	16,379	1,220,399
BankUnited	31,195	1,282,426
Banner	14,200	1,003,514
Berkshire Hills Bancorp	17,368	510,793
BGC Group, Cl A	152,580	1,455,613
Blackstone Mortgage Trust, Cl A ‡,(A)	72,562	1,306,116
Bread Financial Holdings	20,838	1,319,671
Brightsphere Investment Group	11,560	288,075
Brookline Bancorp	36,764	449,624
Capitol Federal Financial	50,275	299,136
Cathay General Bancorp	29,340	1,393,357
Central Pacific Financial	11,148	333,214
City Holding	6,058	715,632
Cohen & Steers	11,082	982,198
Community Financial System	21,659	1,419,314
Customers Bancorp *	12,248	697,891
CVB Financial	54,043	1,126,256
Dime Community Bancshares	16,295	508,893
Donnelley Financial Solutions *	10,941	726,154
Eagle Bancorp	13,127	344,059

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Ellington Financial ‡,(A)	37,360	$469,242
Employers Holdings	10,185	500,695
Encore Capital Group *	10,173	503,563
Enova International *	11,003	1,235,857
EVERTEC	26,214	851,169
EZCORP, Cl A *	21,199	254,600
FB Financial	14,421	761,573
First BanCorp Puerto Rico	67,103	1,393,058
First Bancorp Southern Pines	17,036	751,799
First Commonwealth Financial	41,812	697,424
First Financial Bancorp	39,349	1,102,559
First Hawaiian	52,700	1,455,574
Franklin BSP Realty Trust ‡	33,690	428,874
Fulton Financial	75,009	1,525,683
Genworth Financial, Cl A *	178,109	1,287,728
Goosehead Insurance, Cl A	10,408	1,115,425
Green Dot, Cl A *	23,701	210,228
HA Sustainable Infrastructure Capital	49,820	1,395,458
Hanmi Financial	12,362	296,935
HCI Group	3,501	426,877
Heritage Financial	14,074	361,702
Hilltop Holdings	19,007	573,631
Hope Bancorp	49,755	580,143
Horace Mann Educators	16,796	648,829
Independent Bank	17,511	1,176,039
Jackson Financial, Cl A	31,026	2,923,890
KKR Real Estate Finance Trust ‡	25,492	254,410
Lakeland Financial	10,511	715,168
Lincoln National	71,668	2,519,847
Mercury General	10,952	545,848
Moelis, Cl A	29,309	2,294,602
Mr Cooper Group *	26,367	2,737,158
National Bank Holdings, Cl A	15,652	675,071
Navient	31,855	435,458
NBT Bancorp	19,439	925,880
NCR Atleos *	30,710	978,421
New York Mortgage Trust ‡	37,478	225,992
NMI Holdings, Cl A *	32,609	1,259,360
Northwest Bancshares	52,499	693,512
OFG Bancorp	18,914	807,817
Pacific Premier Bancorp	39,808	1,031,027
Palomar Holdings *	11,157	1,203,506
Park National	5,993	1,017,072
Pathward Financial	10,239	816,355
Payoneer Global *	108,416	1,149,210
PennyMac Mortgage Investment Trust ‡	35,785	486,676
Piper Sandler	6,526	2,069,656
PJT Partners	9,767	1,611,262
PRA Group *	17,564	388,340
Preferred Bank	5,095	465,479

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
ProAssurance *	22,778	$340,759
PROG Holdings	17,390	743,423
Provident Financial Services	53,771	998,527
Radian Group	61,373	2,087,909
Ready Capital ‡	71,160	473,214
Redwood Trust ‡	54,505	357,008
Renasant	26,194	1,018,423
S&T Bancorp	15,766	621,811
Safety Insurance Group	6,106	482,435
Seacoast Banking Corp of Florida	34,894	992,734
ServisFirst Bancshares	20,807	1,886,571
Simmons First National, Cl A	51,747	1,175,692
SiriusPoint *	38,021	553,586
Southside Bancshares	11,754	369,428
Stellar Bancorp	19,586	556,242
StepStone Group, Cl A	26,412	1,692,481
Stewart Information Services	11,424	744,731
StoneX Group *	11,690	1,280,289
Tompkins Financial	5,149	360,790
Triumph Financial *	9,041	696,699
Trupanion *,(A)	14,507	688,212
TrustCo Bank NY	7,790	250,526
Trustmark	25,202	945,075
Two Harbors Investment ‡	43,595	555,836
United Community Banks	49,156	1,630,505
United Fire Group	9,567	237,357
Veritex Holdings	22,440	601,392
Virtu Financial, Cl A	33,437	1,339,486
Virtus Investment Partners	2,718	542,241
WaFd	33,469	993,360
Walker & Dunlop	13,447	1,291,853
Westamerica BanCorp	10,997	569,205
WisdomTree	47,155	461,647
World Acceptance *	1,342	189,437
WSFS Financial	24,271	1,359,176
		108,249,709
HEALTH CARE — 11.8%
ACADIA Pharmaceuticals *	50,000	933,000
AdaptHealth, Cl A *	50,672	548,271
Addus HomeCare *	8,215	1,028,189
ADMA Biologics *	105,938	1,710,899
Alkermes *	82,434	2,599,144
AMN Healthcare Services *	18,327	504,359
Arcus Biosciences *	33,492	432,047
Arrowhead Pharmaceuticals *	48,000	954,240
Artivion *	18,692	578,704
Astrana Health *	19,410	715,647
Avanos Medical *	24,100	415,002
Catalyst Pharmaceuticals *	58,710	1,324,498
Certara *	52,367	745,182

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Collegium Pharmaceutical *	23,584	$757,518
Concentra Group Holdings Parent	47,637	1,110,417
CONMED	14,289	1,025,664
CorVel *	12,363	1,432,254
Embecta	26,702	478,767
Enovis *	22,191	1,042,533
Fortrea Holdings *	45,968	772,722
Fulgent Genetics *	12,245	203,757
Glaukos *	23,561	3,685,883
Harmony Biosciences Holdings *	23,373	906,171
HealthStream	12,565	410,247
Hims & Hers Health *	80,948	3,017,741
ICU Medical *	10,646	1,749,777
Inari Medical *	22,430	1,786,998
Innoviva *	43,321	807,503
Inspire Medical Systems *	12,744	2,465,964
Integer Holdings *	14,916	2,121,354
Integra LifeSciences Holdings *	31,241	815,390
Krystal Biotech *	11,732	1,874,070
LeMaitre Vascular	9,518	922,580
Ligand Pharmaceuticals *	10,203	1,189,160
Merit Medical Systems *	25,581	2,785,259
Myriad Genetics *	50,835	644,079
National HealthCare	5,883	604,008
NeoGenomics *	56,683	810,567
OmniAB * (B)	3,296	—
OmniAB * (B)	3,296	—
Omnicell *	20,549	924,500
Owens & Minor *	35,230	501,675
Pacira BioSciences *	29,920	787,794
Patterson	35,911	1,111,445
Phibro Animal Health, Cl A	17,241	376,026
Premier, Cl A	44,195	1,001,459
Prestige Consumer Healthcare *	26,088	2,002,776
Privia Health Group *	47,492	1,085,192
Progyny *	36,352	842,276
Protagonist Therapeutics *	28,678	1,084,028
RadNet *	28,571	1,870,543
Schrodinger *	25,829	647,662
Select Medical Holdings	48,377	951,576
Simulations Plus	9,012	309,292
STAAR Surgical *	22,562	545,775
Supernus Pharmaceuticals *	31,416	1,205,432
Tandem Diabetes Care *	28,681	1,062,918
TG Therapeutics *	59,239	1,877,876
TransMedics Group *	14,816	1,000,821
UFP Technologies *	3,319	911,597
US Physical Therapy	7,226	641,018
Vericel *	25,945	1,518,820
		68,170,066

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 17.8%
AAR *	15,776	$1,068,982
ABM Industries	26,351	1,406,089
Air Lease, Cl A	44,922	2,075,396
Alamo Group	4,610	855,432
Alaska Air Group *	52,436	3,840,937
Albany International, Cl A	13,735	1,109,101
Allegiant Travel	6,288	644,080
Amentum Holdings *	53,649	1,125,020
American Woodmark *	7,067	550,237
Apogee Enterprises	9,825	501,271
ArcBest	9,643	921,967
Arcosa	20,965	2,123,754
Armstrong World Industries	18,610	2,810,296
Astec Industries	10,927	381,462
AZZ	13,221	1,134,230
Boise Cascade	16,487	2,080,000
Brady, Cl A	18,350	1,366,892
CoreCivic *	47,588	973,650
CSG Systems International	11,564	679,848
CSW Industrials	7,189	2,371,004
Deluxe	19,503	452,274
DNOW *	47,659	709,166
DXP Enterprises *	5,861	593,661
Dycom Industries *	12,483	2,361,284
Enerpac Tool Group, Cl A	23,751	1,073,308
EnPro Industries	9,080	1,686,156
Enviri *	38,356	367,450
ESCO Technologies	11,200	1,486,688
Everus Construction *	21,763	1,497,478
Federal Signal	26,090	2,564,908
Forward Air *	8,781	283,187
Franklin Electric	17,044	1,704,230
Gates Industrial *	98,181	2,031,365
GEO Group *	57,641	1,816,268
Gibraltar Industries *	13,389	821,683
GMS *	17,099	1,442,130
Granite Construction	19,050	1,679,067
Greenbrier	13,876	919,424
Griffon	17,266	1,308,245
Hayward Holdings *	62,888	947,093
Healthcare Services Group *	32,538	360,846
Heartland Express	17,848	204,181
Heidrick & Struggles International	9,098	422,966
Hertz Global Holdings *	56,907	235,026
Hillenbrand	31,472	1,069,733
HNI	20,338	1,013,849
Hub Group, Cl A	25,050	1,117,481
Insteel Industries	9,318	267,333
Interface, Cl A	25,750	637,570
JetBlue Airways *	126,883	834,890
John Bean Technologies	18,805	2,501,065

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Kennametal	34,674	$830,442
Korn Ferry	21,948	1,552,382
Lindsay	4,800	644,112
Liquidity Services *	9,989	346,119
Marten Transport	23,881	367,767
Masterbrand *	56,287	974,891
Matson	13,685	1,941,217
Matthews International, Cl A	14,004	391,972
Mercury Systems *	22,573	941,068
MillerKnoll	30,295	679,820
MYR Group *	7,051	998,210
NV5 Global *	22,108	416,515
OPENLANE *	46,540	945,227
Pitney Bowes	72,634	647,169
Powell Industries	4,076	977,343
Proto Labs *	11,282	470,798
Quanex Building Products	21,404	449,484
Resideo Technologies *	63,859	1,438,105
Robert Half	42,411	2,747,809
Rush Enterprises, Cl A	26,982	1,639,157
RXO *	58,465	1,499,627
Schneider National, Cl B	19,368	576,198
SkyWest *	16,714	2,021,057
SPX Technologies *	19,795	2,939,953
Standex International	5,322	972,329
Sun Country Airlines Holdings *	16,314	276,685
Sunrun *	98,393	890,457
Tennant	8,295	709,388
Titan International *	26,548	234,419
Trinity Industries	35,956	1,360,215
Triumph Group *	34,655	649,435
UniFirst	6,335	1,357,717
Verra Mobility, Cl A *	69,510	1,834,369
Vestis	50,026	699,363
Viad *	9,610	379,595
Vicor *	10,462	535,027
Wabash National	21,636	337,522
Werner Enterprises	25,470	919,467
Worthington Enterprises	14,683	615,218
Zurn Elkay Water Solutions	61,454	2,423,746
		103,061,047
INFORMATION TECHNOLOGY — 12.0%
A10 Networks	32,133	630,128
ACI Worldwide *	44,409	2,378,102
Adeia	48,070	617,699
Advanced Energy Industries	15,524	1,786,502
Alarm.com Holdings *	21,031	1,275,951
Alpha & Omega Semiconductor *	10,686	410,556
Arlo Technologies *	43,753	512,348
Axcelis Technologies *	13,780	937,040

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Badger Meter	12,105	$2,589,381
Benchmark Electronics	15,124	645,190
BlackLine *	22,089	1,410,383
Box, Cl A *	60,549	2,021,731
Calix *	24,826	985,096
CEVA *	10,600	341,426
Clear Secure, Cl A	40,539	959,558
Cohu *	19,728	451,968
Corsair Gaming *	19,524	178,840
CTS	12,410	634,027
Digi International *	15,362	480,062
DigitalOcean Holdings *	27,531	1,141,986
Diodes *	19,419	1,145,333
DoubleVerify Holdings, Cl Rights *	60,224	1,241,217
DXC Technology *	77,721	1,688,100
ePlus *	10,933	873,547
Extreme Networks *	55,405	875,953
FormFactor *	32,389	1,297,179
Grid Dynamics Holdings *	25,000	564,750
Harmonic *	48,840	550,915
Ichor Holdings *	14,933	410,060
Impinj *	9,721	1,233,498
Insight Enterprises *	11,256	1,944,474
InterDigital	10,735	1,964,290
Itron *	18,650	2,002,264
Knowles *	36,292	687,008
Kulicke & Soffa Industries	22,656	1,004,794
LiveRamp Holdings *	28,287	961,758
MARA Holdings *,(A)	135,454	2,484,226
MaxLinear, Cl A *	33,593	599,971
N-able *	32,430	314,247
NCR Voyix *	63,966	786,142
NetScout Systems *	30,219	720,421
OSI Systems *	6,422	1,261,538
PC Connection	5,092	377,928
PDF Solutions *	13,397	373,240
Photronics *	27,274	627,029
Plexus *	11,219	1,589,844
Progress Software	18,237	1,045,527
Qorvo *	39,571	3,283,602
Rogers *	6,988	650,233
Sanmina *	22,519	1,885,516
ScanSource *	9,030	377,905
Semtech *	35,405	2,370,719
SiTime *	8,008	1,635,234
SMART Global Holdings *	23,704	480,717
SolarEdge Technologies *,(A)	26,126	342,251
SolarWinds	25,757	383,264
Sprinklr, Cl A *	49,441	440,519
SPS Commerce *	15,788	2,915,728
TTM Technologies *	42,642	1,048,567

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Ultra Clean Holdings *	19,434	$716,532
Veeco Instruments *	23,949	607,826
Viasat *	38,398	369,389
Viavi Solutions *	91,884	1,106,283
Vishay Intertechnology	46,402	785,586
Wolfspeed *,(A)	57,027	349,575
Xerox Holdings	48,807	416,812
		69,179,485
MATERIALS — 4.3%
AdvanSix	12,474	390,187
Alpha Metallurgical Resources *	4,734	867,127
ATI *	60,030	3,427,113
Balchem	13,818	2,210,327
Century Aluminum *	23,772	434,552
Hawkins	8,283	885,536
HB Fuller	23,296	1,470,676
Ingevity *	16,406	744,012
Innospec	10,698	1,212,618
Kaiser Aluminum	7,263	508,410
Koppers Holdings	9,010	268,138
Materion	9,048	913,848
Mativ Holdings	26,285	251,022
Metallus *	18,225	272,281
Minerals Technologies	13,811	1,059,166
MP Materials *,(A)	53,182	1,167,877
O-I Glass, Cl I *	69,913	834,761
Quaker Chemical	6,028	851,033
Sealed Air	61,747	2,150,648
Sensient Technologies	18,135	1,369,374
Stepan	9,244	585,977
SunCoke Energy	37,791	354,857
Sylvamo	14,889	1,192,609
Warrior Met Coal	22,305	1,177,035
Worthington Steel	15,850	460,442
		25,059,626
REAL ESTATE — 7.4%
Acadia Realty Trust ‡	52,122	1,200,891
Alexander & Baldwin ‡	29,895	533,626
American Assets Trust ‡	21,174	514,105
Apple Hospitality REIT ‡	91,948	1,419,677
Armada Hoffler Properties ‡	34,667	339,043
Brandywine Realty Trust ‡	83,318	457,416
CareTrust REIT ‡	79,057	2,095,010
Centerspace ‡	7,514	456,476
Curbline Properties ‡	41,195	1,008,042
Cushman & Wakefield *	96,835	1,335,355
DiamondRock Hospitality ‡	86,228	757,082
Douglas Emmett ‡	73,065	1,341,473
Easterly Government Properties, Cl A ‡	43,992	499,749
Elme Communities ‡	38,646	589,738

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Essential Properties Realty Trust ‡	74,116	$2,379,124
eXp World Holdings (A)	37,897	431,268
Four Corners Property Trust ‡	39,945	1,095,691
Getty Realty ‡	20,858	646,807
Global Net Lease ‡	92,534	665,319
Highwoods Properties ‡	45,820	1,364,978
Innovative Industrial Properties, Cl A ‡	12,263	879,012
JBG SMITH Properties ‡	39,334	610,070
Kennedy-Wilson Holdings	51,102	462,473
LTC Properties ‡	18,651	641,594
LXP Industrial Trust ‡	127,836	1,063,596
Macerich ‡	105,870	2,199,979
Marcus & Millichap	10,342	394,651
NexPoint Residential Trust ‡	9,946	392,668
Outfront Media ‡	60,956	1,121,590
Pebblebrook Hotel Trust ‡	54,733	718,644
Phillips Edison ‡	51,719	1,878,951
Retail Opportunity Investments ‡	54,733	956,186
Safehold ‡	21,074	341,610
Saul Centers ‡	4,985	182,052
SITE Centers ‡	19,682	294,836
SL Green Realty ‡,(A)	30,281	2,040,637
St. Joe	15,739	757,046
Summit Hotel Properties ‡	48,040	322,348
Sunstone Hotel Investors ‡	82,788	937,988
Tanger ‡	45,615	1,497,084
Terreno Realty ‡	42,117	2,755,294
Uniti Group ‡	108,633	592,050
Urban Edge Properties ‡	51,457	1,046,635
Veris Residential ‡	36,861	587,564
Whitestone REIT, Cl B ‡	18,272	244,845
Xenia Hotels & Resorts ‡	43,726	654,141
		42,704,414
UTILITIES — 1.9%
American States Water	18,333	1,365,808
Avista	38,236	1,400,202
California Water Service Group	29,038	1,315,131
Chesapeake Utilities	10,980	1,342,305
Clearway Energy, Cl A	19,313	473,748
Clearway Energy, Cl C	40,140	1,040,830
MDU Resources Group	94,661	1,686,859
Middlesex Water	9,626	487,461
Northwest Natural Holding	20,977	837,402
SJW Group	16,181	812,772

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
Unitil	9,020	$483,201
		11,245,719
Total Common Stock
(Cost $435,631,583)		574,774,025

RIGHTS — 0.0%
	Number of Rights

Toriba Therapeutics * (B)(C)	2,044	$—

Total Rights
(Cost $123)		—

SHORT-TERM INVESTMENT — 0.1%
	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 4.820%, (D)
(Cost $803,026)	803,026	$803,026
Total Short-Term Investment
(Cost $803,026)		803,026
Total Investments in Securities— 99.4%
(Cost $436,434,732)		$575,577,051

Percentages are based on Net Assets of $579,268,121.

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Russell 2000 Index E-MINI	35	Mar-2025	$3,969,575	$4,016,950	$47,375

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $762,746.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration date not available.

(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2025, was $803,026.

Cl — Class
REIT — Real Estate investment Trust

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0700

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%
	Shares	Value
COMMUNICATION SERVICES — 7.6%
Alphabet, Cl A	60,082	$12,257,930
Alphabet, Cl C	63,788	13,114,813
AT&T	11,300	268,149
Charter Communications, Cl A *	942	325,452
Comcast, Cl A	11,082	373,020
Electronic Arts	400	49,164
Meta Platforms, Cl A	37,719	25,995,180
Netflix *	1,633	1,595,049
Omnicom Group	32,904	2,855,738
Pinterest, Cl A *	3,200	105,472
Spotify Technology *	253	138,783
T-Mobile US	16,824	3,919,487
Walt Disney	49,384	5,583,355
		66,581,592
CONSUMER DISCRETIONARY — 9.1%
Airbnb, Cl A *	100	13,117
Amazon.com *	186,383	44,299,512
AutoNation *	21,645	4,081,165
AutoZone *	1,343	4,499,332
Bath & Body Works	958	36,030
Booking Holdings	503	2,382,993
Burlington Stores *	504	143,101
Carvana, Cl A *	200	49,496
Chipotle Mexican Grill, Cl A *	80,925	4,721,974
Deckers Outdoor *	734	130,182
Domino's Pizza	149	66,919
Hilton Worldwide Holdings	1,002	256,582
Home Depot	11,337	4,670,617
Lennar, Cl A	17,069	2,240,136
Lowe's	1,526	396,821
Lululemon Athletica *	797	330,117
Marriott International, Cl A	978	284,197
McDonald's	2,507	723,771
NIKE, Cl B	1,268	97,509
Norwegian Cruise Line Holdings *	2,601	73,738
NVR *	40	320,647
O'Reilly Automotive *	3,173	4,107,195
Ross Stores	1,876	282,451
Royal Caribbean Cruises	1,192	317,787
Starbucks	1,100	118,448
Tapestry	2,493	181,839
Tesla *	8,455	3,420,893
TJX	2,677	334,063
Ulta Beauty *	152	62,647
Wingstop	250	74,475
		78,717,754
CONSUMER STAPLES — 5.3%
Clorox	600	95,208
Coca-Cola	96,692	6,138,008

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Coca-Cola Europacific Partners	23,574	$1,851,738
Colgate-Palmolive	2,830	245,361
Constellation Brands, Cl A	777	140,481
Costco Wholesale	5,449	5,339,366
Dollar General	1,710	121,513
Estee Lauder, Cl A	800	66,744
Kenvue	275,763	5,870,994
Keurig Dr Pepper	12,929	415,021
Kimberly-Clark	1,014	131,790
Lamb Weston Holdings	400	23,976
McCormick	400	30,892
Mondelez International, Cl A	1,678	97,307
Monster Beverage *	33,635	1,638,361
PepsiCo	31,198	4,701,227
Sysco	73,899	5,388,715
Target	1,572	216,794
Unilever ADR	86,711	4,975,477
US Foods Holding *	99,429	7,052,499
Walmart	13,405	1,315,835
		45,857,307
ENERGY — 3.2%
Cenovus Energy	247,621	3,583,076
Chesapeake Energy	546	55,474
Chevron	4,948	738,192
ConocoPhillips	61,219	6,050,274
Diamondback Energy	36,917	6,067,678
EOG Resources	2,302	289,569
Equities	2,416	123,506
Exxon Mobil	12,531	1,338,686
Hess	391	54,361
Marathon Petroleum	24,028	3,501,120
Phillips 66	300	35,361
Schlumberger	117,119	4,717,553
Targa Resources	1,239	243,835
Texas Pacific Land	60	77,830
Valero Energy	1,568	208,544
Williams	6,210	344,220
		27,429,279
FINANCIALS — 16.3%
Allstate	2,059	396,007
American Express	18,622	5,911,554
American International Group	4,448	327,640
Annaly Capital Management ‡	3,300	67,353
Aon, Cl A	10,974	4,069,379
Apollo Global Management	31,769	5,431,864
Ares Management, Cl A	791	156,792
Arthur J Gallagher	5,956	1,797,640
Axis Capital Holdings	789	71,815
Bank of America	26,427	1,223,570
Bank of New York Mellon	3,242	278,585
Berkshire Hathaway, Cl B *	20,014	9,379,961

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
BlackRock Funding	381	$409,765
Blackstone	746	132,124
Block, Cl A *	1,000	90,820
Blue Owl Capital, Cl A	127,554	3,317,680
Capital One Financial	809	164,801
Cboe Global Markets	500	102,165
Charles Schwab	35,022	2,897,020
Chubb	8,309	2,259,051
Citigroup	10,636	866,090
CME Group, Cl A	1,399	330,891
Corebridge Financial	9,411	317,715
Corpay *	13,805	5,252,664
Discover Financial Services	26,045	5,237,389
Equitable Holdings	4,349	236,673
Everest Group	6,656	2,313,027
Fidelity National Information Services	62,587	5,098,963
Fifth Third Bancorp	4,039	178,968
Fiserv *	3,706	800,644
Global Payments	2,050	231,343
Goldman Sachs Group	4,976	3,186,630
Hartford Financial Services Group	2,579	287,687
Huntington Bancshares	276,968	4,763,850
Intercontinental Exchange	10,321	1,649,605
JPMorgan Chase	64,103	17,134,732
KeyCorp	6,100	109,678
LPL Financial Holdings	16,709	6,130,365
Marsh & McLennan	1,745	378,456
Mastercard, Cl A	15,887	8,824,116
MetLife	4,942	427,532
Millrose Properties *	8,535	—
Moody's	22,019	10,997,169
Morgan Stanley	38,857	5,378,975
Popular	745	76,690
Progressive	932	229,682
RenaissanceRe Holdings	772	179,552
S&P Global	959	500,032
State Street	1,800	182,916
Synchrony Financial	3,400	234,532
TPG, Cl A	1,642	110,425
Tradeweb Markets, Cl A	1,020	129,438
Travelers	602	147,598
Truist Financial	1,080	51,430
Visa, Cl A	45,406	15,519,771
Voya Financial	2,639	187,343
Wells Fargo	68,639	5,408,753
Western Alliance Bancorp	894	78,556
		141,655,466
HEALTH CARE — 7.1%
BeiGene ADR *	600	134,994

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Boston Scientific *	4,255	$435,542
Cencora, Cl A	29,535	7,508,092
Cigna Group	5,222	1,536,364
CVS Health	3,800	214,624
Edwards Lifesciences *	800	57,960
Elevance Health	900	356,130
Hologic *	68,932	4,972,754
Humana	15,813	4,636,846
ICON *	250	49,770
IDEXX Laboratories *	4,939	2,084,505
Intuitive Surgical *	1,389	794,341
McKesson	12,608	7,498,608
Medtronic	41,745	3,791,281
Mettler-Toledo International *	7,800	10,642,632
Molina Healthcare *	365	113,300
Quest Diagnostics	1,029	167,830
Stryker	29,228	11,436,624
Veeva Systems, Cl A *	7,611	1,775,342
West Pharmaceutical Services	10,034	3,427,113
Zimmer Biomet Holdings	2,508	274,576
Zoetis, Cl A	271	46,314
		61,955,542
INDUSTRIALS — 12.8%
Allegion	11,226	1,490,027
AMETEK	50,406	9,302,931
Booz Allen Hamilton Holding, Cl A	500	64,500
Builders FirstSource *	27,624	4,620,943
Canadian National Railway	300	31,353
Carrier Global	3,040	198,755
Caterpillar	476	176,805
Cintas	1,174	235,469
Copart *	66,804	3,869,956
CSX	13,519	444,370
Cummins	1,142	406,837
Deere	4,696	2,237,926
Dover	981	199,810
Emerson Electric	41,698	5,418,655
Equifax	31,926	8,772,626
Esab	873	108,112
Fastenal	2,635	192,987
FedEx	509	134,819
Ferguson Enterprises	300	54,336
Fortive	68,642	5,582,654
GE Vernova	958	357,219
General Electric	4,024	819,166
HEICO	30,938	7,392,326
Howmet Aerospace	1,780	225,312
Hubbell, Cl B	508	214,889
IDEX	733	164,419
Ingersoll Rand	1,685	158,053

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Johnson Controls International	1,614	$125,892
KBR	30,356	1,651,974
Masco	38,738	3,071,149
Norfolk Southern	34,210	8,733,813
Old Dominion Freight Line	2,138	396,834
Paylocity Holding *	528	108,515
Republic Services, Cl A	472	102,363
Robert Half	28,536	1,848,847
Rockwell Automation	1,007	280,379
Saia *	392	188,203
SiteOne Landscape Supply *	714	101,602
Stanley Black & Decker	4,544	400,190
Trane Technologies	575	208,581
TransDigm Group	10,284	13,917,749
TransUnion	32,623	3,237,833
Trex *	400	29,132
Uber Technologies *	107,795	7,206,096
United Airlines Holdings *	30,511	3,229,284
United Rentals	6,885	5,219,243
Veralto	43,117	4,457,867
Verisk Analytics, Cl A	557	160,104
Vertiv Holdings, Cl A	600	70,212
Waste Connections	580	106,587
Waste Management	878	193,388
Westinghouse Air Brake Technologies	17,750	3,690,580
WW Grainger	59	62,698
Xylem	401	49,740
		111,724,110
INFORMATION TECHNOLOGY — 30.6%
Accenture, Cl A	8,299	3,194,700
Adobe *	15,702	6,868,840
Advanced Micro Devices *	21,747	2,521,565
Amphenol, Cl A	121,493	8,599,275
Analog Devices	33,297	7,055,301
Apple	152,793	36,059,148
Applied Materials	19,179	3,458,933
Arista Networks *	1,800	207,414
Autodesk *	642	199,880
Broadcom	78,420	17,351,993
Cadence Design Systems *	1,305	388,394
Cisco Systems	8,185	496,011
Crowdstrike Holdings, Cl A *	550	218,939
Datadog, Cl A *	16,178	2,308,762
Dell Technologies, Cl C	29,728	3,079,821
Descartes Systems Group *	368	42,625
Dynatrace *	2,018	116,540
Fair Isaac *	109	204,218
First Solar *	632	105,873
Flex *	95,629	3,982,948
Fortinet *	4,708	474,943

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Gartner *	122	$66,225
Gen Digital	9,129	245,661
Hewlett Packard Enterprise	97,965	2,075,878
HubSpot *	90	70,158
International Business Machines	1,373	351,076
Intuit	20,045	12,057,268
Keysight Technologies *	19,983	3,563,968
KLA	370	273,149
Lam Research	47,990	3,889,590
Marvell Technology	4,268	481,686
Microchip Technology	35,619	1,934,112
Micron Technology	41,650	3,800,146
Microsoft	111,927	46,456,421
Monday.com *	700	178,822
Monolithic Power Systems	210	133,848
Nice ADR *	9,233	1,533,971
NVIDIA	210,107	25,227,547
NXP Semiconductors	10,859	2,264,644
Oracle	101,364	17,237,962
Palo Alto Networks *	14,603	2,693,085
Pure Storage, Cl A *	1,415	95,923
QUALCOMM	4,561	788,734
Roper Technologies	10,372	5,970,642
Salesforce	53,068	18,133,336
SAP ADR (A)	38,543	10,640,180
ServiceNow *	4,514	4,596,967
Shopify, Cl A *	624	72,883
Synopsys *	353	185,494
TE Connectivity	252	37,288
Teledyne Technologies *	563	287,879
Texas Instruments	1,900	350,759
Trimble *	29,732	2,228,711
Tyler Technologies *	1,357	816,425
Western Digital *	2,462	160,350
Zebra Technologies, Cl A *	591	231,637
Zscaler *	304	61,587
		266,130,135
MATERIALS — 3.8%
Avery Dennison	400	74,292
Ball	189	10,527
CF Industries Holdings	1,570	144,770
CRH	68,978	6,830,891
Franco-Nevada	1,276	173,485
Freeport-McMoRan	66,622	2,388,399
International Paper	1,679	93,403
Kinross Gold	281,227	3,172,240
Linde	31,725	14,153,157
Martin Marietta Materials	4,450	2,421,334
Mosaic	4,284	119,481
Packaging Corp of America	716	152,264

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
RPM International	269	$34,055
Sherwin-Williams	816	292,259
Smurfit WestRock	50,623	2,687,575
Steel Dynamics	1,403	179,865
Vulcan Materials	666	182,584
West Fraser Timber	1,661	144,142
		33,254,723
REAL ESTATE — 1.0%
American Homes 4 Rent, Cl A ‡	1,695	58,698
American Tower ‡	27,275	5,044,511
AvalonBay Communities ‡	397	87,939
Camden Property Trust ‡	249	28,314
CBRE Group, Cl A *	902	130,556
CoStar Group *	849	65,033
CubeSmart ‡	1,356	56,545
Equinix ‡	399	364,550
Equity Residential ‡	1,300	91,819
Essex Property Trust ‡	429	122,081
Jones Lang LaSalle *	3,086	872,721
Kimco Realty ‡	3,747	84,120
Prologis ‡	3,441	410,339
Public Storage ‡	603	179,983
Regency Centers ‡	1,075	77,228
Rexford Industrial Realty ‡	5,668	230,461
Simon Property Group ‡	537	93,363
Sun Communities ‡	592	74,888
Welltower ‡	2,168	295,889
		8,369,038
UTILITIES — 1.8%
Atmos Energy	992	141,370
CenterPoint Energy	147,089	4,790,689
CMS Energy	3,775	249,150
Constellation Energy	1,823	546,864
Dominion Energy	560	31,130
Entergy	2,385	193,376
Exelon	8,837	353,480
FirstEnergy	122,420	4,872,316
NextEra Energy	43,738	3,129,891
NRG Energy	12,355	1,265,646
PG&E	13,522	211,619
Southern	2,280	191,406
		15,976,937
Total Common Stock
(Cost $654,010,769)		857,651,883

SHORT-TERM INVESTMENT — 1.2%
	Shares	Value
State Street Institutional US Government Money Market Fund, Premier Class, 4.820%, (B)
(Cost $10,872,837)	10,872,837	$10,872,837
Total Short-Term Investment
(Cost $10,872,837)		10,872,837
Total Investments in Securities— 99.8%
(Cost $664,883,606)		$868,524,720

Percentages are based on Net Assets of $870,261,277.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $10,659,540.
(B)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2025, was $10,872,837.

ADR — American Depositary Receipt
Cl — Class

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0700

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%
	Shares	Value
AUSTRALIA — 1.2%
Atlassian, Cl A *	48,944	$15,015,040
Sandfire Resources *	784,618	4,774,204
		19,789,244
AUSTRIA — 0.4%
Erste Group Bank	110,705	6,820,156

BELGIUM — 0.6%
Anheuser-Busch InBev	204,945	10,119,930
Syensqo	2,054	162,178
		10,282,108
BERMUDA — 1.1%
Arch Capital Group	181,987	16,937,530

BRAZIL — 2.5%
Banco do Brasil	394,600	1,871,167
C&A MODAS	349,200	588,825
Cia de Saneamento de Minas Gerais Copasa MG	60,200	229,711
Cury Construtora e Incorporadora	114,800	425,083
Cyrela Brazil Realty Empreendimentos e Participacoes	134,800	470,294
Direcional Engenharia	93,900	462,950
JBS	229,500	1,404,148
Localiza Rent a Car	338,186	1,781,968
MercadoLibre *	9,484	18,230,050
NU Holdings, Cl A *	979,902	12,973,902
Vibra Energia	425,700	1,237,419
		39,675,517
CANADA — 4.6%
Alimentation Couche-Tard	115,490	6,120,392
Barrick Gold	169,000	2,772,615
Canadian Pacific Kansas City (CAD)	302,757	24,145,302
Canadian Pacific Kansas City (USD)	231,888	18,458,285
Dollarama	90,200	8,565,652
Tourmaline Oil, Cl Common Subs. Receipt	99,400	4,544,294
Waste Connections	57,001	10,475,074
		75,081,614
CAYMAN ISLANDS — 0.0%
XP, Cl A	19,663	268,400

CHINA — 7.0%
Alibaba Group Holding ADR	40,815	4,034,154
Atour Lifestyle Holdings ADR	15,842	434,229
BYD, Cl H	33,500	1,177,248

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Construction Bank, Cl H	7,165,921	$5,831,244
China Galaxy Securities, Cl H	1,768,000	1,610,599
China Hongqiao Group	800,000	1,344,948
China Life Insurance, Cl H	627,000	1,164,003
China Railway Group, Cl H	1,693,000	819,928
COSCO SHIPPING Holdings, Cl H	1,144,200	1,717,302
Gree Electric Appliances of Zhuhai, Cl A	90,600	561,965
Guangdong Xinbao Electrical Appliances Holdings, Cl A	280,200	605,428
Hengtong Optic-electric, Cl A	413,300	893,368
JD.com, Cl A	666,750	13,562,764
JD.com ADR	59,010	2,402,887
Jiangxi Copper, Cl H	166,000	263,479
Kuaishou Technology, Cl B *	111,800	611,864
Kweichow Moutai, Cl A	11,500	2,284,813
Meituan, Cl B *	1,105,500	21,041,302
New China Life Insurance, Cl H	252,200	789,321
People's Insurance Group of China, Cl H	1,662,000	850,614
PetroChina, Cl H	960,000	733,988
Ping An Insurance Group of China, Cl H	751,500	4,231,622
Pop Mart International Group	83,800	1,016,392
Qifu Technology ADR	68,200	2,721,180
Sinopharm Group, Cl H	283,200	749,019
Tencent Holdings	548,394	28,854,981
Weibo ADR	113,502	1,114,590
Yum China Holdings	211,803	9,795,889
Yunnan Yuntianhua, Cl A	201,700	641,905
Zhejiang NHU, Cl A	475,479	1,476,676
ZTE, Cl H	113,400	396,463
		113,734,165
DENMARK — 0.1%
Coloplast, Cl B	14,168	1,635,127

FRANCE — 9.4%
Air Liquide	33,551	5,872,923
Alstom *	998,031	19,794,945
AXA	328,958	12,505,657
BNP Paribas	100,171	6,856,865
Carrefour	221,497	3,162,309
Cie de Saint-Gobain	115,064	10,812,360
Danone	125,031	8,775,985
Dassault Systemes	64,094	2,507,546
Hermes International	2,164	6,099,240
Ipsen	26,471	3,274,409
Kering	84,579	22,187,786
L'Oreal	18,952	7,046,409

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
LVMH Moet Hennessy Louis Vuitton	6,362	$4,662,862
Rexel	101,424	2,690,666
Schneider Electric	93,577	23,782,750
Societe Generale	113,433	3,679,460
Sodexo	58,644	4,348,023
Worldline *	502,831	4,458,973
		152,519,168
GERMANY — 8.4%
Allianz	12,388	4,047,700
Daimler Truck Holding	209,771	9,256,965
Deutsche Telekom	830,497	27,920,191
E.ON	123,301	1,463,512
Hannover Rueck	23,246	6,137,784
Heidelberg Materials	20,871	2,942,986
Infineon Technologies	370,347	12,201,753
LANXESS	265,664	7,229,790
Nemetschek	59,300	7,099,949
RWE	58,963	1,830,986
SAP	129,535	35,770,667
Siemens Energy *	337,400	20,116,083
		136,018,366
GREECE — 0.4%
FF Group *(A)	8,921	—
National Bank of Greece	630,696	5,476,702
Piraeus Financial Holdings	350,425	1,588,775
		7,065,477
HONG KONG — 1.7%
AIA Group	1,474,400	10,365,647
Bosideng International Holdings	334,000	161,683
China Lumena New Materials *(A)	15,350	—
China Merchants Port Holdings	326,000	554,377
China State Construction International Holdings	384,000	563,664
China Taiping Insurance Holdings	453,200	676,537
Link REIT ‡	416,000	1,718,882
Orient Overseas International	29,000	388,245
Prudential	1,493,142	12,452,344
WH Group	75,534	58,926
		26,940,305
INDIA — 3.6%
Amber Enterprises India *	6,691	499,969
Bank of Baroda	384,280	942,326
Bharat Petroleum	159,040	477,187
Canara Bank	943,910	1,010,331
Chambal Fertilisers and Chemicals	191,870	1,111,616
Coforge	5,984	567,514

COMMON STOCK — continued
	Shares	Value
INDIA — continued
Computer Age Management Services	18,166	$751,514
Dixon Technologies India	10,397	1,789,528
Embassy Office Parks REIT ‡	215,133	918,108
Firstsource Solutions	299,593	1,152,344
GAIL India	156,548	318,148
HDFC Asset Management	28,067	1,250,344
Hindalco Industries	127,172	868,598
ICICI Bank ADR	598,929	17,171,294
Indian Hotels, Cl A	152,000	1,336,892
Indus Towers *	302,333	1,206,579
Info Edge India	14,631	1,299,275
Infosys ADR	29,633	650,444
Kaynes Technology India *	4,993	275,051
Kotak Mahindra Bank	212,434	4,645,964
LIC Housing Finance	207,919	1,429,893
Mahindra & Mahindra	73,998	2,543,180
Metropolis Healthcare *	38,077	787,123
Muthoot Finance	59,569	1,549,656
National Aluminium	482,634	1,119,971
Nippon Life India Asset Management	153,467	1,030,521
Oil & Natural Gas	390,675	1,177,963
Page Industries	1,099	566,652
Paradeep Phosphates	470,966	610,192
REC	626,352	3,231,518
Shriram Finance	258,190	1,615,293
Tech Mahindra	73,203	1,407,465
Varun Beverages	450,354	2,783,683
		58,096,136
INDONESIA — 0.6%
Astra International	4,632,800	1,361,281
Bank Central Asia	4,065,100	2,348,326
Bank Negara Indonesia Persero	9,354,800	2,721,595
Bank Rakyat Indonesia Persero	6,644,500	1,715,791
Indofood Sukses Makmur	484,200	233,189
Perusahaan Gas Negara	6,253,200	612,281
United Tractors	509,600	777,564
		9,770,027
IRELAND — 3.1%
AIB Group	986,183	5,811,001
Aon, Cl A	28,163	10,443,404
Experian	232,677	11,486,042
ICON *	108,729	21,645,769
PDD Holdings ADR *	7,399	828,022
		50,214,238
ISRAEL — 1.2%
Check Point Software Technologies *	27,856	6,073,165
Monday.com *	52,422	13,391,724
		19,464,889

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — 3.1%
Enel	1,477,632	$10,524,365
Ferrari	53,703	23,088,307
PRADA	516,400	4,140,420
UniCredit	264,952	12,192,735
		49,945,827
JAPAN — 7.7%
FANUC	442,800	13,212,694
Fujitsu	572,900	11,097,279
Hoya	50,800	6,832,520
Kajima	174,600	3,109,488
Keyence	18,000	7,765,025
Komatsu	57,600	1,740,153
MatsukiyoCocokara	153,800	2,280,016
Mitsubishi Electric	359,400	5,900,234
MS&AD Insurance Group Holdings	74,100	1,538,814
Murata Manufacturing	422,700	6,651,464
Nintendo	274,900	18,063,265
Renesas Electronics	1,643,200	22,044,633
Shin-Etsu Chemical	110,400	3,428,062
SMC	19,400	7,352,309
Socionext	180,300	2,798,576
Sompo Holdings	186,900	5,220,152
TOPPAN Holdings	183,600	5,161,251
		124,195,935
LUXEMBOURG — 2.2%
Adecoagro	51,684	502,885
ArcelorMittal	350,626	8,757,558
Spotify Technology *	48,483	26,595,350
		35,855,793
MALAYSIA — 0.1%
My EG Services	10,304,900	2,197,738

MEXICO — 0.3%
Coca-Cola Femsa ADR	3,935	308,858
Grupo Financiero Banorte, Cl O	210,300	1,465,455
Wal-Mart de Mexico	1,436,066	3,755,439
		5,529,752
NETHERLANDS — 6.8%
Adyen *	10,365	16,765,077
Akzo Nobel	228,989	13,033,141
ASM International	26,235	15,252,740
ASML Holding	21,096	15,638,457
ASML Holding, Cl G	20,836	15,404,263
ASR Nederland	48,749	2,407,196
BE Semiconductor Industries	18,372	2,347,875
Heineken	92,810	6,461,616
ING Groep	393,200	6,548,911
Koninklijke Philips *	430,342	11,885,837

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — continued
Universal Music Group	163,255	$4,563,004
		110,308,117
NEW ZEALAND — 0.2%
Fisher & Paykel Healthcare	118,728	2,517,282

PHILIPPINES — 0.0%
International Container Terminal Services	100,010	597,158

POLAND — 0.1%
Powszechny Zaklad Ubezpieczen	102,316	1,258,212

QATAR — 0.0%
Ooredoo QPSC	196,500	697,275

RUSSIA — 0.0%
Sberbank of Russia PJSC ADR *(A)	55,964	—

SAUDI ARABIA — 0.3%
Arab National Bank	101,996	581,446
Elm	2,485	771,779
Etihad Etisalat	68,097	1,050,498
Riyad Bank	61,075	476,813
Riyadh Cables Group	9,584	361,990
Saudi Awwal Bank	106,208	1,017,326
		4,259,852
SINGAPORE — 2.0%
Sea ADR *	216,217	26,333,068
United Overseas Bank	218,100	6,011,862
		32,344,930
SOUTH AFRICA — 0.1%
Old Mutual	548,504	362,829
Sasol	146,737	681,052
		1,043,881
SOUTH KOREA — 2.0%
BH	33,720	349,702
BNK Financial Group	61,615	513,609
DB Insurance	7,689	511,603
GS Holdings	16,151	426,107
Hana Financial Group	33,856	1,401,318
Hankook Tire & Technology	15,878	445,475
HD Korea Shipbuilding & Offshore Engineering *	3,004	476,141
Hyundai Marine & Fire Insurance	20,169	342,313
Hyundai Mobis	8,550	1,542,896
Hyundai Motor	10,522	1,480,963

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Kia	39,135	$2,730,757
KIWOOM Securities	3,510	300,886
Korea Electric Power *	74,657	1,077,469
Korea Gas *	18,560	434,748
Korean Air Lines	32,808	556,986
Krafton *	3,595	895,714
KT	22,173	727,849
LG Innotek	2,676	271,715
LX International	37,357	638,829
NAVER	7,146	1,058,231
OCI Holdings *	11,609	628,510
PharmaResearch *	5,263	870,416
Samsung Electronics	188,173	6,720,359
Samsung Electronics GDR	3,110	2,780,244
Samsung Life Insurance *	10,142	618,873
Samsung Securities	12,364	385,665
Shinhan Financial Group	23,668	824,447
SK Hynix	12,055	1,622,960
SK Telecom	22,800	868,206
Woori Financial Group	89,334	982,863
Youngone	17,316	520,866
		33,006,720
SPAIN — 0.8%
Iberdrola	395,262	5,597,275
Iberdrola	395,262	93,274
Industria de Diseno Textil	124,051	6,747,552
		12,438,101
SWEDEN — 0.7%
Atlas Copco, Cl A	551,306	9,233,684
Electrolux, Cl B *	304,264	2,764,143
		11,997,827
SWITZERLAND — 2.4%
ABB	144,340	7,883,027
Alcon	89,999	8,237,179
Julius Baer Group	76,063	5,360,410
Nestle	228	19,424
Straumann Holding	18,651	2,652,868
UBS Group	394,067	13,935,935
		38,088,843
TAIWAN — 5.8%
Asia Vital Components	50,087	843,313
Asustek Computer	86,000	1,565,414
Cathay Financial Holding	941,000	1,897,320
Compal Electronics	183,000	201,837
Eva Airways	1,226,000	1,767,660
Evergreen Marine Taiwan	153,400	951,517
Hon Hai Precision Industry	623,000	3,326,593
International Games System	19,000	542,841
Lotes	14,000	788,798
MediaTek	47,000	2,035,432

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
MPI	38,000	$988,776
Pou Chen	311,000	344,908
Quanta Computer	78,000	618,394
Radiant Opto-Electronics	63,000	383,116
Sitronix Technology	15,000	94,857
Synnex Technology International	155,000	333,145
Taiwan Semiconductor Manufacturing	1,274,000	42,517,333
Taiwan Semiconductor Manufacturing ADR	149,207	31,232,009
Taiwan Surface Mounting Technology	147,000	463,335
Wistron	177,000	580,888
Wiwynn	14,000	922,915
Yang Ming Marine Transport	507,000	1,040,319
		93,440,720
THAILAND — 0.1%
Com7, Cl F	568,700	369,121
Krung Thai Bank	1,745,700	1,183,997
Sansiri	6,805,600	344,809
		1,897,927
TÜRKIYE — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii	71,923	323,694
Anadolu Grubu Holding	56,104	469,849
Dogus Otomotiv Servis ve Ticaret	72,602	380,953
KOC Holding	147,264	697,938
Turk Hava Yollari AO *	55,101	486,330
Turkcell Iletisim Hizmetleri	213,616	642,295
		3,001,059
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	215,682	702,904
Emaar Properties PJSC	484,917	1,779,797
		2,482,701
UNITED KINGDOM — 12.3%
3i Group	529,541	25,495,198
Ashtead Group	64,385	4,205,048
Barclays	5,715,497	20,991,967
Berkeley Group Holdings	77,308	3,706,682
BP	2,512,710	13,026,719
Compass Group	624,905	21,576,648
Diageo	386,688	11,544,179
Halma	65,190	2,447,311
Howden Joinery Group	301,350	3,052,403
Kingfisher	1,619,807	4,931,517
Legal & General Group	1,846,867	5,526,763
Linde	27,848	12,423,550
NatWest Group	679,237	3,629,185

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
RELX (EUR)	116,772	$5,810,100
Rio Tinto	535	32,287
Segro ‡	507,373	4,495,545
Shell (EUR)	1,553	51,488
Shell (GBP)	129,936	4,275,517
Smith & Nephew	732,166	9,304,497
SSP Group	5,493,876	12,403,633
Standard Chartered	466,788	6,291,467
Taylor Wimpey	1,829,224	2,714,857
Unilever	178,103	10,222,973
Weir Group	155,976	4,662,816
WH Smith	355,137	5,767,446
		198,589,796
UNITED STATES — 2.8%
Anglogold Ashanti	24,575	740,469
Carnival *	141,858	3,925,211
Coupang, Cl A *	661,410	15,549,749
Eurobank Ergasias Services and Holdings	249,460	625,628
Ferguson Enterprises	62,460	11,277,610
STERIS	60,877	13,432,510
		45,551,177
Total Common Stock
(Cost $1,271,172,302)		1,555,559,090

PREFERRED STOCK — 0.2%

GERMANY — 0.1%
Porsche (B)	23,179	$1,478,855
BRAZIL — 0.1%
Bradespar (B)	225,400	643,228
Marcopolo (B)	472,720	674,100
		1,317,328
Total Preferred Stock
(Cost $3,158,608)		2,796,183
Total Investments in Securities— 96.3%
(Cost $1,274,330,910)		$1,558,355,273

Percentages are based on Net Assets of $1,618,159,649.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt
CAD — Canadian Dollar
Cl — Class

EUR — Euro
GBP — British Pound
GDR — Global Depositary Receipt
PJSC — Public Joint-Stock Company
QPSC — Qatari Joint-Stock Company
USD — U.S. Dollar

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0700

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.7%
	Shares	Value
AUSTRALIA — 4.0%
Accent Group	95,191	$129,410
Ansell	22,535	491,571
Aussie Broadband	13,040	31,860
Bapcor	21,172	65,335
Centuria Capital Group	166,389	183,462
Emeco Holdings *	137,148	78,362
Evolution Mining	11,354	39,586
Inghams Group	26,525	52,961
Monadelphous Group	61,025	593,987
Orora	140,265	204,819
Perenti	552,039	479,259
Perseus Mining	266,578	466,689
Ramelius Resources	177,569	268,467
Sigma Healthcare	87,007	154,304
Steadfast Group	106,808	384,965
Technology One	25,121	479,205
Westgold Resources	111,857	176,791
		4,281,033
AUSTRIA — 1.0%
ANDRITZ	1,009	57,249
BAWAG Group	4,466	404,554
Mayr Melnhof Karton	1,760	141,353
Porr Ag	5,872	124,115
Strabag	926	45,436
Vienna Insurance Group Wiener Versicherung Gruppe	8,758	293,888
		1,066,595
BELGIUM — 1.7%
Azelis Group	19,780	406,052
Barco	32,715	325,438
Colruyt Group NorthV	3,147	116,162
Deme Group	1,910	268,607
Solvay (A)	3,584	109,768
Titan Cement International	11,356	538,386
		1,764,413
BERMUDA — 0.7%
Lancashire Holdings	97,321	784,808

BRAZIL — 0.6%
C&A MODAS	76,600	129,164
Cia de Saneamento do Parana	70,600	310,488
Marcopolo	79,800	86,200
Schulz	60,600	64,526
		590,378
CANADA — 6.4%
Alamos Gold, Cl A	4,693	98,478
ATS *	7,200	195,430
Bird Construction (A)	12,588	205,650
Celestica *	2,466	305,523

COMMON STOCK — continued
	Shares	Value
CANADA — continued
CES Energy Solutions	9,671	$57,495
CI Financial	46,733	1,005,812
Cogeco (A)	2,193	80,679
Definity Financial	3,611	142,495
Docebo *	4,113	172,671
Dundee Precious Metals	28,091	285,711
Extendicare, Cl Trust Units	29,741	212,546
Finning International	17,800	446,029
Fortuna Mining *	19,570	99,455
IAMGOLD *	16,170	100,933
MDA Space *	9,981	158,924
North American Construction Group	6,748	128,600
Parex Resources	33,922	324,405
PrairieSky Royalty	50,800	949,179
Precision Drilling *	1,358	79,469
Primaris REIT ‡	57,339	591,107
Secure Energy Services	7,467	77,441
Sienna Senior Living (A)	26,554	286,580
Silvercorp Metals	9,713	30,516
Slate Grocery REIT, Cl Common Subs. Receipt ‡	22,235	215,710
Torex Gold Resources *	6,815	145,076
Transcontinental, Cl Common Subs. Receipt	23,566	297,453
Winpak	1,504	44,904
		6,738,271
CHILE — 0.0%
SMU	262,569	47,576

CHINA — 1.6%
ANE Cayman *	217,000	198,853
Atour Lifestyle Holdings ADR	5,389	147,712
Beijing Jingneng Clean Energy, Cl H	442,000	104,042
Chaoju Eye Care Holdings	103,500	40,211
Country Garden Services Holdings	101,000	65,856
DingDong Cayman ADR *	9,087	30,896
Dongyue Group	33,000	35,212
E-Commodities Holdings, Cl New Shares	292,000	42,055
FinVolution Group ADR	33,473	255,734
Fufeng Group	474,000	317,048
JNBY Design	105,500	223,075
Lonking Holdings	299,000	64,992
Shanghai Chicmax Cosmetic	19,800	91,817
ZhongAn Online P&C Insurance, Cl H *	29,400	45,698
		1,663,201

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK — 0.8%
ALK-Abello *	26,658	$601,545
Per Aarsleff Holding	3,359	216,893
		818,438
FINLAND — 0.8%
Huhtamaki	15,984	591,393
Metso	11,307	112,463
Puuilo	4,204	44,658
QT Group *	916	75,215
		823,729
FRANCE — 2.4%
Alten	12,793	1,179,204
Elis	2,663	54,630
Esso Francaise	2,384	276,702
Etablissements Maurel et Prom	28,593	183,498
Mersen	2,281	51,642
Pluxee	1,586	36,909
Pullup Entertainment *	2,580	53,266
Rubis SCA	11,216	293,753
Technip Energies	11,836	336,013
VusionGroup	480	82,366
		2,547,983
GERMANY — 3.5%
Atoss Software	4,125	493,454
Bechtle	15,822	532,150
Gerresheimer	3,777	265,092
Hornbach Holding & KGaA	3,197	245,704
HUGO BOSS	1,053	49,434
KION Group	816	30,364
Krones	4,756	650,321
Springer Nature & KGaA *	3,376	91,950
SUSS MicroTec	12,285	549,754
TAG Immobilien *	44,876	668,308
TUI *	15,236	129,154
		3,705,685
HONG KONG — 1.4%
BOE Varitronix	115,000	107,015
China Overseas Property Holdings	140,000	86,578
Dah Sing Banking Group	81,200	82,948
First Pacific	360,000	199,324
JS Global Lifestyle *	415,000	97,577
Sinofert Holdings	1,556,000	224,335
Stella International Holdings	59,500	135,278
United Laboratories International Holdings	198,000	294,355
Yue Yuen Industrial Holdings	37,000	78,856
Yuexiu Services Group	382,500	155,080
		1,461,346

COMMON STOCK — continued
	Shares	Value
HUNGARY — 0.4%
Magyar Telekom Telecommunications	120,598	$426,268

INDIA — 3.5%
Ajanta Pharma	7,595	235,608
AMI Organics	1,591	43,706
Anup Engineering Limited	6,508	211,481
Artemis Medicare Services	20,414	74,181
AurionPro Solutions	2,345	40,289
BLS International Services	10,965	54,912
Coforge	1,285	121,868
Epigral	3,172	67,400
Force Motors	2,682	194,918
Garware Technical Fibres	10,110	95,582
Godawari Power and Ispat	231,420	478,462
Great Eastern Shipping	22,029	249,377
Gulf Oil Lubricants India	3,028	35,596
Karur Vysya Bank	88,961	243,759
Kaveri Seed	33,645	350,249
Manappuram Finance	27,997	63,057
Mindspace Business Parks REIT ‡	15,849	68,406
Motilal Oswal Financial Services	26,453	193,677
National Aluminium	30,785	71,438
Nava	74,932	380,236
NESCO	5,912	65,524
Netweb Technologies India	1,769	36,389
PTC India	107,287	177,517
Shipping Corp of India	18,503	41,497
Thanga Mayil Jewellery	4,059	85,108
Tips Music	7,802	57,834
		3,738,071
INDONESIA — 0.2%
Elnusa	1,902,100	52,512
Pakuwon Jati	4,258,400	102,933
		155,445
IRELAND — 0.2%
Irish Residential Properties REIT ‡	229,739	223,303

ISRAEL — 1.8%
Ashdod Refinery	3,711	63,413
Camtek (A)	836	79,036
Cellebrite DI *	31,784	764,087
Ceragon Networks *	36,335	167,504
Isras Investment	866	206,779
Nova *	1,723	422,445
Tower Semiconductor *	4,407	215,458
		1,918,722

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — 5.0%
Amplifon	17,366	$465,050
Azimut Holding	22,575	591,474
Banca Monte dei Paschi di Siena	65,310	419,325
Buzzi	32,641	1,339,896
De' Longhi	12,660	446,031
GVS *	24,449	124,309
Interpump Group	16,142	763,112
Iveco Group	38,232	466,293
Orsero	5,349	68,970
Webuild	202,633	618,412
		5,302,872
JAPAN — 23.0%
77 Bank	4,800	147,505
Activia Properties ‡	260	566,629
Aeon Delight	21,700	572,077
Aica Kogyo	17,600	367,821
Aichi Financial Group	6,723	116,683
Aoyama Trading	39,100	551,532
Artience	4,700	93,649
Asahi	3,900	37,361
Avex	5,400	50,248
B-Lot	9,000	71,925
Change Holdings	4,300	40,508
Charm Care	4,300	35,456
Credit Saison	6,800	160,544
Cybozu	19,700	348,253
Daiseki	28,900	692,067
DD GROUP *	5,800	47,301
DTS	32,200	879,627
Ezaki Glico	12,500	377,476
Ferrotec Holdings	10,100	167,593
Foster Electric	26,500	274,546
Fuji Seal International	32,000	492,938
Fujita Kanko	4,500	287,932
Global One Real Estate Investment ‡	621	422,005
Glory	49,400	841,059
Greens	5,100	76,045
gremz	6,200	93,369
GS Yuasa	25,500	410,617
Hachijuni Bank	9,900	64,894
Hamakyorex	14,000	122,694
Hodogaya Chemical	2,400	56,518
Horiba	9,900	621,449
Hoshizaki	14,800	548,632
Hyakugo Bank	24,800	108,886
Ichigo Office REIT Investment ‡	87	46,546
ISB	6,600	56,807
J Trust	24,700	82,233
Japan Communications *	41,000	32,938

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
JINS Holdings	1,800	$82,229
Juroku Financial Group	3,700	111,274
Kamigumi	28,300	617,535
Kyoto Financial Group	6,100	91,878
Lacto Japan	9,800	196,859
Leopalace21	36,900	131,498
Lintec	4,500	84,281
Management Solutions	8,000	88,540
Maruha Nichiro	3,000	57,934
Mazda Motor	5,800	39,720
McDonald's Holdings Japan	8,300	313,469
Megmilk Snow Brand	8,400	144,162
MEITEC Group Holdings	50,800	987,962
MISUMI Group	26,500	424,819
Mitsubishi Motors	106,800	317,285
Mitsui High-Tec	12,300	71,587
Modec	3,100	63,826
Morinaga Milk Industry	2,400	44,969
MTG	11,300	141,161
Namura Shipbuilding	12,900	165,893
Nankai Electric Railway	9,100	150,936
NGK Insulators	19,900	255,768
Nihon Parkerizing	41,600	339,775
Nippon Light Metal Holdings	36,500	374,397
Nippon Paper Industries	41,100	235,021
Nishi-Nippon Railroad	37,800	547,444
NTN	113,500	182,090
Oita Bank	2,700	54,846
Oki Electric Industry	85,700	536,672
Orix JREIT ‡	817	907,963
Pharma Foods International	13,100	83,072
Sakata INX	22,000	242,116
San-A, Cl A	36,000	686,236
San-Ai Obbli	5,100	59,185
Sanken Electric *	1,200	47,205
Sanko Gosei	13,400	59,616
Sanyo Shokai	6,400	125,891
Sato Holdings	20,900	296,892
Seiko Group	4,800	164,500
Sharingtechnology	18,200	105,087
Shiga Bank	2,800	83,335
Shimamura	9,900	564,211
Shizuoka Financial Group	29,300	261,841
Showa Sangyo	11,200	199,904
Siix	35,100	255,909
Sohgo Security Services	54,200	364,668
Stanley Electric	36,700	613,159
Sumiseki Holdings	10,000	51,845
Sumitomo Rubber Industries	9,200	107,415
Sumitomo Warehouse	25,300	441,561
Taikisha	13,800	416,018

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Toei	1,300	$47,750
Toho	5,800	103,496
Tokai Carbon	21,100	117,699
Tokyo Century	4,500	43,622
Tokyo Kiraboshi Financial Group	3,200	99,116
TOMONY Holdings	28,700	83,456
Topy Industries	5,900	78,981
Toyo Engineering	10,000	46,458
Toyoda Gosei	9,800	175,424
Toyota Boshoku	2,800	37,224
Traders Holdings	15,400	97,789
Vital KSK Holdings	5,700	43,516
YAMABIKO	27,000	476,032
		24,406,385
LUXEMBOURG — 0.1%
d'Amico International Shipping	35,181	145,007

MALAYSIA — 1.1%
Eco World Development Group	276,200	107,980
Pavilion Real Estate Investment Trust ‡	508,300	171,865
Scientex	76,800	69,391
Sime Darby Property	1,898,300	600,791
SP Setia Group	801,600	241,675
		1,191,702
MEXICO — 0.3%
Controladora Vuela Cia de Aviacion, Cl A *	429,100	366,700

NETHERLANDS — 0.6%
Aalberts	8,781	310,586
Koninklijke Heijmans NorthV	2,718	90,754
Signify	2,295	49,644
Wereldhave ‡	8,503	129,243
		580,227
NORWAY — 1.8%
Atea	33,844	431,717
Elopak	41,518	151,500
Hoegh Autoliners	44,596	405,089
Odfjell, Cl A	3,315	34,616
Solstad Offshore *	26,038	92,734
SpareBank 1 SMN	39,138	632,173
Wallenius Wilhelmsen, Cl B	13,856	111,671
		1,859,500
PHILIPPINES — 0.4%
AREIT ‡	355,700	255,809
Converge Information and Communications Technology Solutions	207,800	56,776

COMMON STOCK — continued
	Shares	Value
PHILIPPINES — continued
Robinsons Land	497,200	$106,935
		419,520
PORTUGAL — 0.4%
Banco Comercial Portugues, Cl R	376,277	196,822
Sonae SGPS	229,012	214,501
		411,323
SAUDI ARABIA — 0.4%
Al Babtain Power & Telecommunication	23,792	291,929
Sumou Real Estate	6,257	88,199
		380,128
SOUTH AFRICA — 0.8%
AVI	81,243	428,712
Investec	36,733	234,592
Omnia Holdings	29,171	104,919
Vukile Property Fund ‡	77,406	72,141
		840,364
SOUTH KOREA — 2.2%
AMOREPACIFIC Group	3,271	54,095
Binggrae	1,018	51,245
Hanwha General Insurance	46,683	130,129
Hanwha Life Insurance	26,319	44,976
Hyundai Marine & Fire Insurance	2,615	44,382
JB Financial Group	22,607	306,484
Jusung Engineering	3,829	82,431
KCC	1,029	174,953
KIWOOM Securities	1,594	136,642
Korea Electric Terminal	2,381	128,413
Kyung Dong Navien	12,350	686,633
S-1, Cl 1	8,372	343,129
SOOP	1,170	64,241
Tongyang Life Insurance	9,616	30,583
Unid	723	32,324
		2,310,660
SPAIN — 1.5%
Distribuidora Internacional de Alimentacion *	2,589,646	44,958
Gestamp Automocion (A)	22,308	61,180
Mapfre	29,856	83,122
Vidrala	3,925	402,738
Viscofan	16,355	1,037,170
		1,629,168
SWEDEN — 3.5%
AAK	6,971	203,131
Ambea	19,394	163,007
Attendo	65,229	302,572
Beijer Ref, Cl B	18,544	275,880
Camurus *	6,969	374,483

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Clas Ohlson, Cl B	6,768	$144,828
Fortnox	8,422	58,449
Hemnet Group	14,611	486,767
Hexpol	51,868	486,548
Hoist Finance *	13,648	115,162
Loomis, Cl B	24,900	794,563
Nyfosa	8,040	82,703
Peab, Cl B	34,839	250,533
		3,738,626
SWITZERLAND — 2.2%
Bossard Holding	2,464	550,160
Bucher Industries	1,001	403,731
Huber + Suhner	486	40,456
Inficon Holding	504	651,584
Montana Aerospace *	12,574	224,896
Swissquote Group Holding	865	376,628
Vontobel Holding	1,715	127,104
		2,374,559
TAIWAN — 3.7%
Advancetek Enterprise	43,000	107,163
Asia Optical	56,000	265,084
Chicony Power Technology	102,000	390,551
Depo Auto Parts Industries	111,000	721,119
FIT Hon Teng *	266,000	116,486
Genius Electronic Optical	6,000	81,204
ITE Technology	22,000	94,193
L&K Engineering	68,000	506,065
Lotes	8,000	450,742
Makalot Industrial	5,100	53,988
Merry Electronics	40,000	127,722
Namchow Holdings	116,000	176,131
Nan Pao Resins Chemical	41,000	401,752
Pan German Universal Motors	22,000	198,589
Pixart Imaging	31,000	225,887
Via Technologies	17,000	48,270
		3,964,946
THAILAND — 0.4%
Com7, Cl F	211,600	137,341
CPN Retail Growth Leasehold REIT ‡	227,900	81,753
Ichitan Group	224,600	84,443
Rojana Industrial Park	683,300	116,312
		419,849
TÜRKIYE — 0.3%
Mavi Giyim Sanayi Ve Ticaret, Cl B	55,991	110,712
Reysas Gayrimenkul Yatirim Ortakligi *‡	271,685	120,862
Torunlar Gayrimenkul Yatirim Ortakligi ‡	54,826	91,119
		322,693

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — 9.9%
4imprint Group	5,258	$390,009
abrdn	17,621	33,773
Beazley	31,114	321,947
British Land ‡	53,137	247,673
Capital	89,031	84,075
Cohort	5,435	77,662
Cranswick	1,840	114,841
Currys *	307,746	359,254
Domino's Pizza Group	163,995	611,363
Drax Group	51,729	400,116
Elementis	194,871	378,394
Future	6,732	76,327
Games Workshop Group	3,635	654,781
Harbour Energy	52,446	151,724
IMI	36,984	917,023
Investec	57,329	369,105
Johnson Service Group	107,465	181,601
Man Group	35,625	94,350
Mitchells & Butlers *	17,215	49,344
Mitie Group	42,339	60,758
Mobico Group *	128,598	116,839
Nomad Foods	46,025	822,006
OSB Group	29,340	152,984
Paragon Banking Group	14,968	149,438
Premier Foods	145,761	339,921
Rightmove	5,150	42,469
S4 Capital *(A)	170,930	79,433
Spectris	31,558	1,182,198
SSP Group	178,180	402,281
Stolt-Nielsen	8,999	233,246
Tate & Lyle	109,616	895,533
TBC Bank Group	10,745	445,928
Yu Group	5,024	100,836
		10,537,232
UNITED STATES — 1.1%
Carnival ADR *	15,843	398,768
Primo Brands	17,658	571,590
Reliance Worldwide	69,463	232,049
		1,202,407
Total Common Stock
(Cost $87,414,894)		95,159,133

EXCHANGE TRADED FUNDS — 3.3%

UNITED STATES — 3.3%
iShares Core MSCI Emerging Markets ETF	12,728	674,457
iShares MSCI Canada ETF	6,444	265,622

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

January 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS — continued
	Shares	Value
UNITED STATES — continued
iShares MSCI EAFE Small-Capital ETF(A)	40,650	$2,543,064
Total Exchange Traded Funds
(Cost $3,469,302)		3,483,143

PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
Cia de Saneamento do Parana (B)	46,800	$41,340
Total Preferred Stock
(Cost $37,418)		41,340

SHORT-TERM INVESTMENT — 2.4%

State Street Institutional US Government Money Market Fund, Premier Class, 4.330%, (C)
(Cost $2,564,526)	$2,564,526	$2,564,526
Total Short-Term Investment
(Cost $2,564,526)		2,564,526
Total Investments in Securities— 95.4%
(Cost $93,486,140)		$101,248,142

Percentages are based on Net Assets of $106,083,008.

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CAD Currency	2	Mar-2025	$141,984	$138,090	$(3,894)
MSCI EAFE Index	30	Mar-2025	3,513,780	3,555,750	41,970
MSCI Emerging Markets	16	Mar-2025	890,261	872,320	(17,940)
Russell 2000 Index E-MINI	4	Mar-2025	475,752	459,080	(16,672)
S&P TSX 60 Index	1	Mar-2025	214,756	213,002	1,848
			$5,236,533	$5,238,242	$5,312

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $2,485,134.
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2025, was $2,564,526.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia, and the Far East
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
REIT — Real Estate investment Trust
SGPS — Sociedade Gestora de Participações Sociais (holding company)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0700

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.6%
	Shares	Value
Catholic Responsible Investments Bond Fund†	4,185,173	$35,071,750
Catholic Responsible Investments Equity Index Fund†	2,489,067	32,532,104
Catholic Responsible Investments International Equity Fund†	1,188,035	11,607,105
Catholic Responsible Investments International Small-Cap Fund†	290,442	2,878,282
Catholic Responsible Investments Multi-Style US Equity Fund†	854,405	9,859,835
Catholic Responsible Investments Opportunistic Bond Fund†	1,907,464	17,682,190
Catholic Responsible Investments Short Duration Bond Fund†	1,821,090	17,573,523
Catholic Responsible Investments Small-Cap Fund†	599,203	6,195,764

Total Open-End Mutual Funds
(Cost $113,377,642)		133,400,553
Total Investments in Securities— 99.6%
(Cost $113,377,642)		$133,400,553

Percentages are based on Net Assets of $133,908,683.

†	Investment in Affiliated Security.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

January 31, 2025 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended January 31, 2025:

Security Description	Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2025	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$36,293,499	$391,050	$(1,187,702)	$(218,799)	$(206,298)	$35,071,750	$387,487	$—
Catholic Responsible Investments Equity Index Fund	31,416,873	408,955	(1,267,466)	336,237	1,637,505	32,532,104	99,565	—
Catholic Responsible Investments International Equity Fund	11,746,325	753,914	(1,044,315)	643,443	(492,262)	11,607,105	97,135	—
Catholic Responsible Investments International Small-Cap Fund	2,932,607	31,462	(97,175)	(3,367)	14,755	2,878,282	31,170	—
Catholic Responsible Investments Multi-Style US Equity Fund	9,591,146	598,949	(826,967)	533,499	(36,792)	9,859,835	73,398	—
Catholic Responsible Investments Opportunistic Bond Fund	18,100,374	213,726	(593,850)	(22,179)	(15,881)	17,682,190	211,945	—
Catholic Responsible Investments Short Duration Bond Fund	17,985,547	199,812	(593,850)	(28,072)	10,086	17,573,523	198,030	—
Catholic Responsible Investments Small-Cap Fund	6,070,886	85,916	(246,681)	57,476	228,167	6,195,764	33,004	—
Totals	$134,137,257	$2,683,784	$(5,858,006)	$1,298,238	$1,139,280	$133,400,553	$1,131,734	$—

Amounts designated as “–” are $0.

CRI-QH-001-0700

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.9%
	Shares	Value
Catholic Responsible Investments Bond Fund†	32,054,050	$268,612,936
Catholic Responsible Investments Equity Index Fund†	17,595,870	229,978,018
Catholic Responsible Investments International Equity Fund†	16,680,481	162,968,300
Catholic Responsible Investments International Small-Cap Fund†	4,079,751	40,430,336
Catholic Responsible Investments Multi-Style US Equity Fund†	30,748,897	354,842,266
Catholic Responsible Investments Opportunistic Bond Fund†	14,606,261	135,400,039
Catholic Responsible Investments Short Duration Bond Fund†	13,945,962	134,578,529
Catholic Responsible Investments Small-Cap Fund†	8,422,104	87,084,559

Total Open-End Mutual Funds
(Cost $1,173,750,311)		1,413,894,983
Total Investments in Securities— 99.9%
(Cost $1,173,750,311)		$1,413,894,983

Percentages are based on Net Assets of $1,414,677,087.

†	Investment in Affiliated Security.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

January 31, 2025 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended January 31, 2025:

Security Description	Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2025	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$275,092,781	$3,327,234	$(6,595,712)	$(1,229,752)	$(1,981,615)	$268,612,936	$2,957,996	$—
Catholic Responsible Investments Equity Index Fund	220,048,924	3,154,448	(7,121,040)	2,317,158	11,578,528	229,978,018	703,265	—
Catholic Responsible Investments International Equity Fund	163,167,332	10,825,852	(13,199,264)	9,062,360	(6,887,980)	162,968,300	1,362,474	—
Catholic Responsible Investments International Small-Cap Fund	40,760,298	492,816	(989,357)	(11,835)	178,414	40,430,336	437,430	—
Catholic Responsible Investments Multi-Style US Equity Fund	341,815,591	22,039,512	(26,863,568)	19,154,234	(1,303,503)	354,842,266	2,647,713	—
Catholic Responsible Investments Opportunistic Bond Fund	137,183,010	1,802,246	(3,297,857)	(263,118)	(24,242)	135,400,039	1,617,627	—
Catholic Responsible Investments Short Duration Bond Fund	136,316,223	1,696,228	(3,297,856)	(155,178)	19,112	134,578,529	1,511,609	—
Catholic Responsible Investments Small-Cap Fund	84,480,171	1,312,313	(2,716,838)	825,522	3,183,391	87,084,559	463,418	—
Totals	$1,398,864,330	$44,650,649	$(64,081,492)	$29,699,391	$4,762,105	$1,413,894,983	$11,701,532	$—

Amounts designated as “–” are $0.

CRI-QH-001-0700

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.9%
	Shares	Value
Catholic Responsible Investments Bond Fund†	10,098,618	$84,626,422
Catholic Responsible Investments Equity Index Fund†	16,103,584	210,473,847
Catholic Responsible Investments International Equity Fund†	5,806,993	56,734,323
Catholic Responsible Investments International Small-Cap Fund†	1,436,270	14,233,431
Catholic Responsible Investments Opportunistic Bond Fund†	4,646,919	43,076,940
Catholic Responsible Investments Short Duration Bond Fund†	4,414,413	42,599,085
Catholic Responsible Investments Small-Cap Fund†	2,857,163	29,543,070

Total Open-End Mutual Funds
(Cost $366,342,348)		481,287,118
Total Investments in Securities— 99.9%
(Cost $366,342,348)		$481,287,118

Percentages are based on Net Assets of $481,902,027.

†	Investment in Affiliated Security.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

January 31, 2025 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended January 31, 2025:

Security Description	Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2025	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$85,564,779	$1,762,311	$(1,705,142)	$(293,232)	$(702,294)	$84,626,422	$923,332	$—
Catholic Responsible Investments Equity Index Fund	198,893,753	4,235,890	(5,287,731)	2,345,625	10,286,310	210,473,847	637,179	—
Catholic Responsible Investments International Equity Fund	55,999,278	4,138,704	(4,189,590)	3,191,115	(2,405,184)	56,734,323	468,813	—
Catholic Responsible Investments International Small-Cap Fund	14,147,535	278,075	(255,772)	1,444	62,149	14,233,431	152,228	—
Catholic Responsible Investments Opportunistic Bond Fund	43,090,098	929,412	(852,572)	(33,392)	(56,606)	43,076,940	509,922	—
Catholic Responsible Investments Short Duration Bond Fund	42,600,301	893,596	(852,571)	(38,501)	(3,740)	42,599,085	474,107	—
Catholic Responsible Investments Small-Cap Fund	28,290,860	653,972	(758,298)	284,835	1,071,701	29,543,070	155,523	—
Totals	$468,586,604	$12,891,960	$(13,901,676)	$5,457,894	$8,252,336	$481,287,118	$3,321,104	$—

Amounts designated as “–” are $0.

CRI-QH-001-0700

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.8%
	Shares	Value
Catholic Responsible Investments Bond Fund†	3,715,811	$31,138,495
Catholic Responsible Investments Equity Index Fund†	8,352,399	109,165,851
Catholic Responsible Investments International Equity Fund†	4,238,591	41,411,031
Catholic Responsible Investments International Small-Cap Fund†	1,053,401	10,439,208
Catholic Responsible Investments Multi-Style US Equity Fund†	3,951,249	45,597,417
Catholic Responsible Investments Opportunistic Bond Fund†	1,692,566	15,690,083
Catholic Responsible Investments Short Duration Bond Fund†	1,593,304	15,375,382
Catholic Responsible Investments Small-Cap Fund†	2,149,572	22,226,574

Total Open-End Mutual Funds
(Cost $211,771,896)		291,044,041
Total Investments in Securities— 99.8%
(Cost $211,771,896)		$291,044,041

Percentages are based on Net Assets of $291,653,007.

†	Investment in Affiliated Security.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

January 31, 2025 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended January 31, 2025:

Security Description	Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2025	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$38,827,657	$1,344,396	$(8,723,667)	$(1,429,457)	$1,119,566	$31,138,495	$365,460	$—
Catholic Responsible Investments Equity Index Fund	122,018,679	3,998,396	(24,576,918)	5,561,789	2,163,905	109,165,851	332,350	—
Catholic Responsible Investments International Equity Fund	49,705,570	3,843,607	(12,793,100)	3,007,184	(2,352,230)	41,411,031	344,472	—
Catholic Responsible Investments International Small-Cap Fund	12,563,575	406,060	(2,617,100)	156,345	(69,672)	10,439,208	112,378	—
Catholic Responsible Investments Multi-Style US Equity Fund	51,819,186	3,924,747	(12,881,157)	4,041,174	(1,306,533)	45,597,417	337,531	—
Catholic Responsible Investments Opportunistic Bond Fund	19,375,264	689,453	(4,361,833)	(201,162)	188,361	15,690,083	199,985	—
Catholic Responsible Investments Short Duration Bond Fund	19,067,010	673,740	(4,361,832)	(165,722)	162,186	15,375,382	184,272	—
Catholic Responsible Investments Small-Cap Fund	25,379,386	891,740	(5,420,858)	874,445	501,861	22,226,574	117,740	—
Totals	$338,756,327	$15,772,139	$(75,736,465)	$11,844,596	$407,444	$291,044,041	$1,994,188	$—

Amounts designated as “–” are $0.

CRI-QH-001-0700